UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2025
Date of reporting period:
7/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Russell Mid-Cap Index Fund
Institutional Shares | BRMIX
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Institutional Shares returned 11.85%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell Midcap® Index returned 12.06%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	11.85%	12.17%	9.94%
Russell 3000® Index	15.68	15.19	13.02
Russell Midcap® Index	12.06	12.24	10.01
Key Fund statistics
Net Assets	$2,161,064,013
Number of Portfolio Holdings	821
Net Investment Advisory Fees	$398,633
Portfolio Turnover Rate	17%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.1%
Financials	15.3%
Consumer Discretionary	11.9%
Information Technology	11.2%
Health Care	8.8%
Real Estate	7.2%
Utilities	6.2%
Energy	5.6%
Consumer Staples	5.2%
Materials	5.0%
Other*	4.8%
Short-Term Securities	3.5%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Royal Caribbean Cruises Ltd.	0.7%
Coinbase Global, Inc., Class A	0.6%
ROBLOX Corp., Class A	0.6%
Robinhood Markets, Inc., Class A	0.6%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Vistra Corp.	0.6%
Cloudflare, Inc., Class A	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Institutional Shares | BRMIX
Annual Shareholder Report — July 31, 2025
BRMIX-07/25-AR

iShares Russell Mid-Cap Index Fund
Investor A Shares | BRMAX
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.36%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Investor A Shares returned 11.62%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell Midcap® Index returned 12.06%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.62%	11.88%	9.67%
Russell 3000® Index	15.68	15.19	13.02
Russell Midcap® Index	12.06	12.24	10.01
Key Fund statistics
Net Assets	$2,161,064,013
Number of Portfolio Holdings	821
Net Investment Advisory Fees	$398,633
Portfolio Turnover Rate	17%
Average annual total returns reflect reductions for service fees.
Performance shown prior to the Investor A Shares inception date of November 30, 2015 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.1%
Financials	15.3%
Consumer Discretionary	11.9%
Information Technology	11.2%
Health Care	8.8%
Real Estate	7.2%
Utilities	6.2%
Energy	5.6%
Consumer Staples	5.2%
Materials	5.0%
Other*	4.8%
Short-Term Securities	3.5%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Royal Caribbean Cruises Ltd.	0.7%
Coinbase Global, Inc., Class A	0.6%
ROBLOX Corp., Class A	0.6%
Robinhood Markets, Inc., Class A	0.6%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Vistra Corp.	0.6%
Cloudflare, Inc., Class A	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Investor A Shares | BRMAX
Annual Shareholder Report — July 31, 2025
BRMAX-07/25-AR

iShares Russell Mid-Cap Index Fund
Class K Shares | BRMKX
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4	0.04%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Class K Shares returned 11.95%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell Midcap® Index returned 12.06%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	11.95%	12.23%	10.00%
Russell 3000® Index	15.68	15.19	13.02
Russell Midcap® Index	12.06	12.24	10.01
Key Fund statistics
Net Assets	$2,161,064,013
Number of Portfolio Holdings	821
Net Investment Advisory Fees	$398,633
Portfolio Turnover Rate	17%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.1%
Financials	15.3%
Consumer Discretionary	11.9%
Information Technology	11.2%
Health Care	8.8%
Real Estate	7.2%
Utilities	6.2%
Energy	5.6%
Consumer Staples	5.2%
Materials	5.0%
Other*	4.8%
Short-Term Securities	3.5%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Royal Caribbean Cruises Ltd.	0.7%
Coinbase Global, Inc., Class A	0.6%
ROBLOX Corp., Class A	0.6%
Robinhood Markets, Inc., Class A	0.6%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Vistra Corp.	0.6%
Cloudflare, Inc., Class A	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Class K Shares | BRMKX
Annual Shareholder Report — July 31, 2025
BRMKX-07/25-AR

iShares Russell Small/Mid-Cap Index Fund
Institutional Shares | BSMIX
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11	0.11%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Institutional Shares returned 4.19%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell 2500™ Index returned 4.28%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	4.19%	10.89%	8.78%
Russell 3000® Index	15.68	15.19	13.18
Russell 2500™ Index	4.28	11.00	8.81
Key Fund statistics
Net Assets	$994,272,756
Number of Portfolio Holdings	2,469
Net Investment Advisory Fees	$200,102
Portfolio Turnover Rate	36%
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.3%
Financials	17.4%
Information Technology	13.3%
Consumer Discretionary	11.9%
Health Care	10.9%
Real Estate	6.5%
Materials	5.0%
Consumer Staples	3.7%
Energy	3.7%
Utilities	3.0%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security(b)	Percent of Net Assets
EMCOR Group, Inc.	0.4%
iShares Russell 2000 ETF	0.4%
Comfort Systems USA, Inc.	0.4%
SoFi Technologies, Inc.	0.4%
Jabil, Inc.	0.4%
Tapestry, Inc.	0.3%
NiSource, Inc.	0.3%
Astera Labs, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Institutional Shares | BSMIX
Annual Shareholder Report — July 31, 2025
BSMIX-07/25-AR

iShares Russell Small/Mid-Cap Index Fund
Investor A Shares | BSMAX
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.37%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Investor A Shares returned 3.99%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell 2500™ Index returned 4.28%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	3.99%	10.63%	8.53%
Russell 3000® Index	15.68	15.19	13.18
Russell 2500™ Index	4.28	11.00	8.81
Key Fund statistics
Net Assets	$994,272,756
Number of Portfolio Holdings	2,469
Net Investment Advisory Fees	$200,102
Portfolio Turnover Rate	36%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.3%
Financials	17.4%
Information Technology	13.3%
Consumer Discretionary	11.9%
Health Care	10.9%
Real Estate	6.5%
Materials	5.0%
Consumer Staples	3.7%
Energy	3.7%
Utilities	3.0%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security(b)	Percent of Net Assets
EMCOR Group, Inc.	0.4%
iShares Russell 2000 ETF	0.4%
Comfort Systems USA, Inc.	0.4%
SoFi Technologies, Inc.	0.4%
Jabil, Inc.	0.4%
Tapestry, Inc.	0.3%
NiSource, Inc.	0.3%
Astera Labs, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Investor A Shares | BSMAX
Annual Shareholder Report — July 31, 2025
BSMAX-07/25-AR

iShares Russell Small/Mid-Cap Index Fund
Class K Shares | BSMKX
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7	0.07%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Class K Shares returned 4.24%.
  For the same period, the Russell 3000® Index returned 15.68% and the Russell 2500™ Index returned 4.28%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	4.24%	10.94%	8.83%
Russell 3000® Index	15.68	15.19	13.18
Russell 2500™ Index	4.28	11.00	8.81
Key Fund statistics
Net Assets	$994,272,756
Number of Portfolio Holdings	2,469
Net Investment Advisory Fees	$200,102
Portfolio Turnover Rate	36%
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.3%
Financials	17.4%
Information Technology	13.3%
Consumer Discretionary	11.9%
Health Care	10.9%
Real Estate	6.5%
Materials	5.0%
Consumer Staples	3.7%
Energy	3.7%
Utilities	3.0%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security(b)	Percent of Net Assets
EMCOR Group, Inc.	0.4%
iShares Russell 2000 ETF	0.4%
Comfort Systems USA, Inc.	0.4%
SoFi Technologies, Inc.	0.4%
Jabil, Inc.	0.4%
Tapestry, Inc.	0.3%
NiSource, Inc.	0.3%
Astera Labs, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Class K Shares | BSMKX
Annual Shareholder Report — July 31, 2025
BSMKX-07/25-AR

iShares Total U.S. Stock Market Index Fund
Institutional Shares | BITSX
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Institutional Shares returned 15.64%.
  For the same period, the Russell 3000® Index returned 15.68%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	15.64%	15.19%	13.16%
Russell 3000® Index	15.68	15.19	13.18
Key Fund statistics
Net Assets	$4,143,611,817
Number of Portfolio Holdings	2,685
Net Investment Advisory Fees	$366,423
Portfolio Turnover Rate	8%
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.3%
Financials	14.2%
Consumer Discretionary	10.6%
Industrials	9.8%
Communication Services	9.2%
Health Care	9.0%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.4%
Real Estate	2.4%
Other*	2.7%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Institutional Shares | BITSX
Annual Shareholder Report — July 31, 2025
BITSX-07/25-AR

iShares Total U.S. Stock Market Index Fund
Investor A Shares | BASMX
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.33%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Investor A Shares returned 15.32%.
  For the same period, the Russell 3000® Index returned 15.68%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	15.32%	14.90%	12.88%
Russell 3000® Index	15.68	15.19	13.18
Key Fund statistics
Net Assets	$4,143,611,817
Number of Portfolio Holdings	2,685
Net Investment Advisory Fees	$366,423
Portfolio Turnover Rate	8%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.3%
Financials	14.2%
Consumer Discretionary	10.6%
Industrials	9.8%
Communication Services	9.2%
Health Care	9.0%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.4%
Real Estate	2.4%
Other*	2.7%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Investor A Shares | BASMX
Annual Shareholder Report — July 31, 2025
BASMX-07/25-AR

iShares Total U.S. Stock Market Index Fund
Class K Shares | BKTSX
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2	0.02%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2025, the Fund’s Class K Shares returned 15.63%.
  For the same period, the Russell 3000® Index returned 15.68%.
In the third quarter of 2024, a mix of optimism and caution characterized the U.S. equity markets. A weaker than expected Consumer Price Index (“CPI”) print in July 2024 led to a confident first month of the quarter, extending the bull market of the first two quarters. However, a lower-than-expected jobs report in August increased concerns about an economic slowdown in the United States. This led to a temporary sell-off in the second month of the quarter, as anxiety emerged that The Federal Reserve’s (“the Fed”) rate hiking cycle was weighing on the economy more than intended. In their September 2024 meeting, the Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds rate by 50 basis-points, emphasizing their commitment to their dual mandate, which led to a rebound in U.S. equity markets, leading several indices to new all-time highs.
Domestic U.S. equities finished the fourth quarter 2024 in positive territory, despite a slight sell off in October and December. A strong November rally following Donald Trump’s decisive reelection sent equity prices higher, especially presumed ‘Trump Trades,’ or sectors/companies that would benefit from the President’s domestic economic agenda. The Fed cut rates by a combined 50 basis points across its November and December meetings, signaling continued progress in bringing inflation down to the 2% target. The FOMC revised its anticipated rate cut projections for 2025, from four to only two cuts, prompting a selloff in December 2024 as investors processed expectations for stickier inflation. Chairman Powell highlighted that labor market conditions had generally eased, with the unemployment rate moving up but still low at 4.2% in November.
In the first quarter of 2025, domestic U.S. equities finished in negative territory as the U.S. administration pursued significant changes in global trade dynamics. A series of tariffs were announced and partially implemented, including reciprocal tariffs that mirrored those imposed on U.S. products by other countries. The economic uncertainty stemming from these tariffs led to a significant sell-off, causing the S&P 500 to briefly fall into correction territory in mid-March 2025. In January, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%. However, policymakers signaled that they still anticipated two rate cuts in 2025.
Domestic U.S. equities finished the second quarter 2025 in positive territory as the U.S administration pursued significant changes in global trade dynamics. Market volatility peaked in April 2025, with the CBOE Volatility Index (“VIX”) reaching multi-year highs amid tariff uncertainty. This volatility receded as the quarter progressed, and many risks appeared to be contained. Also in April, the U.S. administration announced a 90-day pause on most of the previously proposed tariffs that were set to take place later in April, eventually suspending additional tariffs above a 10% base rate for most countries, with this pause set to expire in early July. In May and June 2025, the FOMC decided to maintain the interest rates within the target range of 4.25% to 4.5%, each signaling a cautious stance as inflation fought towards 2%. However, the market was still signaling an anticipated two rate cuts in the second half of 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	15.63%	15.23%	13.20%
Russell 3000® Index	15.68	15.19	13.18
Key Fund statistics
Net Assets	$4,143,611,817
Number of Portfolio Holdings	2,685
Net Investment Advisory Fees	$366,423
Portfolio Turnover Rate	8%
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.3%
Financials	14.2%
Consumer Discretionary	10.6%
Industrials	9.8%
Communication Services	9.2%
Health Care	9.0%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.4%
Real Estate	2.4%
Other*	2.7%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Class K Shares | BKTSX
Annual Shareholder Report — July 31, 2025
BKTSX-07/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

iShares Russell Mid-Cap Index Fund	$23,129	$23,129	$0	$0	$15,300	$15,288	$0	$0

iShares Russell Small/Mid-Cap Index Fund	$23,129	$23,129	$0	$0	$15,300	$15,288	$0	$0

iShares Total U.S. Stock Market Index Fund	$23,129	$23,129	$0	$0	$15,300	$15,288	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC

( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Russell Mid-Cap Index Fund	$15,300	$15,288
iShares Russell Small/Mid-Cap Index Fund	$15,300	$15,288
iShares Total U.S. Stock Market Index Fund	$15,300	$15,288

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares Russell Mid-Cap Index Fund
• iShares Russell Small/Mid-Cap Index Fund
• iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
July 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
ATI, Inc.(a)	24,427	$ 1,879,413
Axon Enterprise, Inc.(a)	13,028	9,842,524
BWX Technologies, Inc.	15,723	2,388,795
Curtiss-Wright Corp.	6,587	3,229,079
HEICO Corp.	7,612	2,487,602
HEICO Corp., Class A(b)	13,097	3,380,205
Hexcel Corp.	13,843	829,334
Howmet Aerospace, Inc.	69,987	12,581,563
Huntington Ingalls Industries, Inc.	6,819	1,901,546
Karman Holdings, Inc.(a)	8,303	429,265
L3Harris Technologies, Inc.	32,710	8,989,362
Leonardo DRS, Inc.	13,206	549,370
Loar Holdings, Inc.(a)	7,259	536,513
Rocket Lab Corp.(a)(b)	68,368	3,139,459
Spirit AeroSystems Holdings, Inc., Class A(a)	20,167	794,580
StandardAero, Inc.(a)	23,230	663,216
Textron, Inc.	32,327	2,514,071
Woodward, Inc.	10,353	2,661,549
		58,797,446
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	20,054	2,312,627
Expeditors International of Washington, Inc.	23,936	2,782,321
GXO Logistics, Inc.(a)	20,399	1,014,034
		6,108,982
Automobile Components — 0.3%
Aptiv PLC(a)	40,117	2,753,631
BorgWarner, Inc.	38,089	1,401,675
Gentex Corp.	38,916	1,028,161
Lear Corp.	9,345	881,140
QuantumScape Corp., Class A(a)(b)	61,208	526,389
		6,590,996
Automobiles — 0.5%
Ford Motor Co.	681,815	7,547,692
Harley-Davidson, Inc.	20,607	501,368
Lucid Group, Inc.(a)(b)	216,959	533,719
Rivian Automotive, Inc., Class A(a)(b)	135,359	1,742,071
Thor Industries, Inc.	8,787	799,529
		11,124,379
Banks — 2.5%
Bank OZK	18,388	906,528
BOK Financial Corp.	3,964	402,465
Citizens Financial Group, Inc.	77,280	3,687,802
Columbia Banking System, Inc.	36,157	860,537
Comerica, Inc.	23,027	1,555,934
Commerce Bancshares, Inc.	21,302	1,303,682
Cullen/Frost Bankers, Inc.	10,383	1,322,898
East West Bancorp, Inc.	23,824	2,388,356
Fifth Third Bancorp	116,756	4,853,547
First Citizens BancShares, Inc., Class A	1,722	3,434,977
First Hawaiian, Inc.	22,038	534,422
First Horizon Corp.	87,801	1,914,940
FNB Corp.	60,569	927,917
Huntington Bancshares, Inc.	252,584	4,149,955
KeyCorp.	165,150	2,959,488
M&T Bank Corp.	28,702	5,416,067
Pinnacle Financial Partners, Inc.	13,333	1,171,837
Popular, Inc.	12,367	1,417,011
Prosperity Bancshares, Inc.	15,532	1,034,742
Security	Shares	Value
Banks (continued)
Regions Financial Corp.	157,263	$ 3,983,472
SouthState Corp.	17,515	1,649,388
Synovus Financial Corp.	24,815	1,172,261
TFS Financial Corp.	9,007	118,082
Webster Financial Corp.	29,413	1,695,659
Western Alliance Bancorp	18,518	1,436,256
Wintrust Financial Corp.	11,526	1,475,097
Zions Bancorp N.A.	25,326	1,357,980
		53,131,300
Beverages — 0.5%
Boston Beer Co., Inc., Class A(a)	1,510	312,691
Brown-Forman Corp., Class A	8,634	247,278
Brown-Forman Corp., Class B	25,793	744,128
Celsius Holdings, Inc.(a)	30,471	1,381,555
Coca-Cola Consolidated, Inc.	9,041	1,010,331
Constellation Brands, Inc., Class A	22,820	3,811,853
Molson Coors Beverage Co., Class B	29,536	1,438,994
Primo Brands Corp.	44,839	1,238,005
		10,184,835
Biotechnology(a) — 1.8%
Alnylam Pharmaceuticals, Inc.	21,799	8,550,440
Apellis Pharmaceuticals, Inc.	18,109	404,555
Biogen, Inc.	25,161	3,220,608
BioMarin Pharmaceutical, Inc.	33,203	1,920,794
Exact Sciences Corp.	32,532	1,527,377
Exelixis, Inc.	48,465	1,755,402
Halozyme Therapeutics, Inc.	21,400	1,283,358
Incyte Corp.	27,695	2,074,079
Insmed, Inc.	31,178	3,344,776
Ionis Pharmaceuticals, Inc.(b)	26,735	1,149,070
Moderna, Inc.	61,948	1,831,183
Natera, Inc.	22,676	3,030,874
Neurocrine Biosciences, Inc.	17,223	2,208,505
Revolution Medicines, Inc.(b)	30,268	1,128,088
Roivant Sciences Ltd.	72,368	822,101
Sarepta Therapeutics, Inc.	15,611	256,333
Summit Therapeutics, Inc.(b)	20,400	537,948
Ultragenyx Pharmaceutical, Inc.	15,044	411,002
United Therapeutics Corp.	7,759	2,131,397
Viking Therapeutics, Inc.(b)	17,909	583,296
		38,171,186
Broadline Retail — 0.8%
Coupang, Inc., Class A(a)	216,844	6,381,719
Dillard’s, Inc., Class A(b)	539	251,675
eBay, Inc.	80,442	7,380,554
Etsy, Inc.(a)	19,023	1,108,470
Macy’s, Inc.	46,545	587,863
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,644	1,454,290
		17,164,571
Building Products — 1.2%
A O Smith Corp.	20,620	1,459,690
AAON, Inc.	11,529	962,671
Advanced Drainage Systems, Inc.	12,338	1,415,785
Allegion PLC	15,103	2,505,890
Armstrong World Industries, Inc.	7,502	1,411,651
Builders FirstSource, Inc.(a)	19,643	2,497,215
Carlisle Cos., Inc.	7,488	2,656,068
Fortune Brands Innovations, Inc.	21,238	1,158,320
Hayward Holdings, Inc.(a)	34,657	533,025
Lennox International, Inc.	5,535	3,370,815

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Masco Corp.	37,229	$ 2,536,412
Owens Corning	14,798	2,063,285
Simpson Manufacturing Co., Inc.	7,341	1,317,196
Trex Co., Inc.(a)	18,228	1,170,967
		25,058,990
Capital Markets — 6.0%
Affiliated Managers Group, Inc.	5,157	1,082,300
Ameriprise Financial, Inc.	16,673	8,639,782
Ares Management Corp., Class A	32,863	6,097,072
Bank of New York Mellon Corp.	125,022	12,683,482
Blue Owl Capital, Inc., Class A	106,541	2,061,568
Carlyle Group, Inc.	45,675	2,770,646
Cboe Global Markets, Inc.	18,218	4,391,267
Coinbase Global, Inc., Class A(a)	36,028	13,609,937
Evercore, Inc., Class A	6,437	1,938,438
FactSet Research Systems, Inc.	6,568	2,646,247
Franklin Resources, Inc.	53,075	1,273,800
Freedom Holding Corp.(a)(b)	3,081	572,496
Hamilton Lane, Inc., Class A	6,978	1,062,749
Houlihan Lokey, Inc., Class A	9,445	1,800,784
Invesco Ltd.	62,013	1,302,893
Janus Henderson Group PLC	22,009	952,990
Jefferies Financial Group, Inc.	26,740	1,541,828
Lazard, Inc.	18,639	968,855
LPL Financial Holdings, Inc.	13,917	5,507,374
MarketAxess Holdings, Inc.	6,375	1,310,063
Morningstar, Inc.	4,106	1,135,145
MSCI, Inc., Class A	13,128	7,369,534
Nasdaq, Inc.	72,025	6,930,245
Northern Trust Corp.	33,847	4,400,110
Raymond James Financial, Inc.	31,931	5,336,628
Robinhood Markets, Inc., Class A(a)	129,258	13,320,037
SEI Investments Co.	18,166	1,600,788
State Street Corp.	50,526	5,646,281
Stifel Financial Corp.	17,323	1,976,901
T Rowe Price Group, Inc.	37,883	3,843,230
TPG, Inc., Class A	22,612	1,290,467
Tradeweb Markets, Inc., Class A	20,046	2,777,373
Virtu Financial, Inc., Class A	14,276	630,143
XP, Inc., Class A	70,784	1,142,454
		129,613,907
Chemicals — 2.0%
Albemarle Corp.	20,500	1,390,925
Ashland, Inc.	8,499	438,208
Axalta Coating Systems Ltd.(a)	38,094	1,078,822
Celanese Corp., Class A	18,969	990,751
CF Industries Holdings, Inc.	29,969	2,782,022
Corteva, Inc.	118,819	8,570,415
Dow, Inc.	123,579	2,878,155
DuPont de Nemours, Inc.	73,106	5,256,321
Eastman Chemical Co.	19,916	1,446,101
Element Solutions, Inc.	38,110	899,396
FMC Corp.	21,204	827,804
Huntsman Corp.	28,551	276,945
International Flavors & Fragrances, Inc.	44,163	3,136,898
LyondellBasell Industries NV, Class A	44,487	2,577,132
Mosaic Co.	55,238	1,989,120
NewMarket Corp.	1,153	792,111
Olin Corp.	19,951	377,872
PPG Industries, Inc.	39,934	4,213,037
Security	Shares	Value
Chemicals (continued)
RPM International, Inc.	21,980	$ 2,580,672
Scotts Miracle-Gro Co.	7,339	459,862
Westlake Corp.	5,710	452,803
		43,415,372
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.(a)	8,747	2,062,630
MSA Safety, Inc.	6,390	1,136,589
RB Global, Inc.	32,374	3,504,809
Rollins, Inc.	48,258	2,763,736
Tetra Tech, Inc.	46,528	1,709,439
Veralto Corp.	42,655	4,471,524
		15,648,727
Communications Equipment — 0.3%
Ciena Corp.(a)	24,817	2,304,010
F5, Inc.(a)	9,947	3,117,589
Lumentum Holdings, Inc.(a)	11,576	1,274,286
Ubiquiti, Inc.	720	313,539
		7,009,424
Construction & Engineering — 1.4%
AECOM	23,114	2,605,872
API Group Corp.(a)	64,345	2,320,924
Comfort Systems USA, Inc.	6,029	4,240,196
EMCOR Group, Inc.	7,859	4,931,444
Everus Construction Group, Inc.(a)(b)	8,646	642,052
MasTec, Inc.(a)	10,824	2,048,009
Quanta Services, Inc.	25,721	10,446,070
Valmont Industries, Inc.	3,422	1,245,437
WillScot Holdings Corp., Class A	30,944	908,206
		29,388,210
Construction Materials — 0.7%
Eagle Materials, Inc.	5,811	1,303,349
James Hardie Industries PLC(a)	25,278	655,711
Martin Marietta Materials, Inc.	10,588	6,086,830
Vulcan Materials Co.	23,089	6,341,856
		14,387,746
Consumer Finance — 0.6%
Ally Financial, Inc.	48,192	1,824,067
Credit Acceptance Corp.(a)(b)	1,200	588,336
OneMain Holdings, Inc.	20,800	1,202,032
SLM Corp.	37,747	1,200,355
SoFi Technologies, Inc.(a)	184,800	4,172,784
Synchrony Financial	67,182	4,680,570
		13,668,144
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	72,923	1,401,580
BJ’s Wholesale Club Holdings, Inc.(a)	22,779	2,412,296
Casey’s General Stores, Inc.	6,391	3,324,151
Dollar General Corp.	37,944	3,980,326
Dollar Tree, Inc.(a)	35,477	4,028,413
Kroger Co.	105,912	7,424,431
Maplebear, Inc.(a)	30,093	1,443,561
Performance Food Group Co.(a)	26,389	2,649,456
Sprouts Farmers Market, Inc.(a)	17,096	2,590,728
Sysco Corp.	84,893	6,757,483
U.S. Foods Holding Corp.(a)	40,103	3,341,783
Walgreens Boots Alliance, Inc.	123,669	1,439,507
		40,793,715
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging — 1.3%
Amcor PLC	393,469	$ 3,678,935
AptarGroup, Inc.	11,504	1,807,739
Avery Dennison Corp.	13,849	2,323,447
Ball Corp.	50,974	2,918,771
Crown Holdings, Inc.	20,143	2,001,408
Graphic Packaging Holding Co.	51,256	1,146,084
International Paper Co.	91,537	4,278,439
Packaging Corp. of America	15,310	2,966,313
Sealed Air Corp.	24,130	706,285
Silgan Holdings, Inc.	15,430	717,958
Smurfit WestRock PLC	90,989	4,038,092
Sonoco Products Co.	16,675	751,542
		27,335,013
Distributors — 0.3%
Genuine Parts Co.	24,022	3,095,955
LKQ Corp.	44,780	1,319,667
Pool Corp.	6,437	1,983,497
		6,399,119
Diversified Consumer Services — 0.4%
ADT, Inc.	63,638	531,377
Bright Horizons Family Solutions, Inc.(a)	9,967	1,127,268
Duolingo, Inc., Class A(a)	6,508	2,255,347
Grand Canyon Education, Inc.(a)	4,892	824,938
H&R Block, Inc.	23,632	1,284,163
Service Corp. International	24,277	1,852,578
		7,875,671
Diversified REITs — 0.1%
WP Carey, Inc.	37,419	2,400,803
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc., Class A(a)(b)	30,103	1,600,577
ESC GCI Liberty, Inc. (a)(c)	15,053	—
Frontier Communications Parent, Inc.(a)	42,349	1,555,902
GCI Liberty, Inc., Class A, Class A(a)	592	19,560
GCI Liberty, Inc., Class C, Class C(a)	3,910	130,007
Iridium Communications, Inc.	19,166	468,800
Liberty Global Ltd., Class A(a)(b)	28,602	286,592
Liberty Global Ltd., Class C(a)	26,252	268,558
		4,329,996
Electric Utilities — 2.8%
Alliant Energy Corp.	44,251	2,876,757
Edison International	65,705	3,424,545
Entergy Corp.	75,264	6,806,123
Evergy, Inc.	40,199	2,846,089
Eversource Energy	64,166	4,241,373
Exelon Corp.	176,538	7,933,618
FirstEnergy Corp.	95,836	4,093,155
IDACORP, Inc.	9,175	1,149,903
NRG Energy, Inc.	34,612	5,787,126
OGE Energy Corp.	35,083	1,593,470
PG&E Corp.	382,908	5,368,370
Pinnacle West Capital Corp.	20,806	1,885,440
PPL Corp.	129,262	4,613,361
Xcel Energy, Inc.	100,802	7,402,899
		60,022,229
Electrical Equipment — 1.7%
Acuity, Inc.	5,391	1,678,488
AMETEK, Inc.	40,236	7,437,624
Generac Holdings, Inc.(a)(b)	10,198	1,985,449
Hubbell, Inc.	9,247	4,045,377
Security	Shares	Value
Electrical Equipment (continued)
nVent Electric PLC	28,777	$ 2,256,692
Regal Rexnord Corp.	11,478	1,754,757
Rockwell Automation, Inc.	19,763	6,950,845
Sensata Technologies Holding PLC	26,000	799,760
Vertiv Holdings Co., Class A	66,445	9,674,392
		36,583,384
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc.(a)	8,981	1,041,796
Avnet, Inc.	14,897	788,647
CDW Corp./DE	23,204	4,046,314
Cognex Corp.	29,271	1,193,379
Coherent Corp.(a)	26,792	2,882,819
Corning, Inc.	136,360	8,623,406
Crane NXT Co.	8,473	502,788
Flex Ltd.(a)	66,571	3,319,896
Ingram Micro Holding Corp.	2,383	46,993
IPG Photonics Corp.(a)	4,541	340,075
Jabil, Inc.	18,423	4,111,461
Keysight Technologies, Inc.(a)	30,096	4,933,035
Littelfuse, Inc.	4,198	1,080,271
Ralliant Corp.(a)	19,965	912,800
TD SYNNEX Corp.	13,741	1,984,063
Teledyne Technologies, Inc.(a)	8,119	4,473,731
Trimble, Inc.(a)	42,076	3,529,756
Vontier Corp.	25,737	1,067,313
Zebra Technologies Corp., Class A(a)	8,842	2,997,615
		47,876,158
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	172,400	7,766,620
Halliburton Co.	152,265	3,410,736
NOV, Inc.	67,053	843,527
TechnipFMC PLC	73,038	2,656,392
Weatherford International PLC	12,485	706,027
		15,383,302
Entertainment — 2.1%
Electronic Arts, Inc.	45,645	6,960,406
Liberty Media Corp.-Liberty Formula One, Class C(a)	36,217	3,634,376
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,935	354,622
Liberty Media Corp.-Liberty Live, Class A(a)	3,808	311,494
Liberty Media Corp.-Liberty Live, Class C(a)	7,933	668,197
Live Nation Entertainment, Inc.(a)	27,640	4,082,428
Madison Square Garden Sports Corp., Class A(a)	3,213	649,347
ROBLOX Corp., Class A(a)	98,410	13,559,914
Roku, Inc., Class A(a)(b)	22,509	2,119,448
Take-Two Interactive Software, Inc.(a)	31,261	6,962,763
TKO Group Holdings, Inc., Class A	12,005	2,016,960
Warner Bros Discovery, Inc., Class A(a)(b)	389,583	5,130,808
		46,450,763
Financial Services — 2.0%
Affirm Holdings, Inc., Class A(a)	46,861	3,212,790
Block, Inc., Class A(a)(b)	95,947	7,412,865
Corpay, Inc.(a)	11,869	3,834,281
Equitable Holdings, Inc.	55,254	2,837,293
Euronet Worldwide, Inc.(a)	7,275	706,985
Fidelity National Information Services, Inc.	91,966	7,303,020
Global Payments, Inc.	43,963	3,514,842
Jack Henry & Associates, Inc.	12,679	2,153,084
MGIC Investment Corp.	43,761	1,133,410
Mr. Cooper Group, Inc.(a)	10,960	1,706,691
Rocket Cos., Inc., Class A(b)	40,364	596,176

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Shift4 Payments, Inc., Class A(a)(b)	11,591	$ 1,193,873
Toast, Inc., Class A(a)(b)	79,937	3,904,123
UWM Holdings Corp., Class A	27,401	110,152
Voya Financial, Inc.	16,951	1,186,570
Western Union Co.	46,987	378,245
WEX, Inc.(a)(b)	5,928	1,005,863
		42,190,263
Food Products — 1.9%
Archer-Daniels-Midland Co.	83,479	4,522,892
Bunge Global SA	23,986	1,913,123
Conagra Brands, Inc.	82,296	1,502,725
Darling Ingredients, Inc.(a)	27,230	881,707
Flowers Foods, Inc.	32,130	509,261
Freshpet, Inc.(a)	7,926	541,504
General Mills, Inc.	95,033	4,654,716
Hershey Co.	25,155	4,682,100
Hormel Foods Corp.	50,027	1,405,259
Ingredion, Inc.	11,416	1,501,661
J.M. Smucker Co.	18,099	1,942,747
Kellanova	48,522	3,873,511
Kraft Heinz Co.	149,117	4,094,753
Lamb Weston Holdings, Inc.	24,503	1,398,386
McCormick & Co., Inc.	44,220	3,123,259
Pilgrim’s Pride Corp.	7,217	342,014
Post Holdings, Inc.(a)	8,940	945,941
Seaboard Corp.	45	142,523
Smithfield Foods, Inc.	4,392	105,935
The Campbell’s Co.	33,186	1,059,297
Tyson Foods, Inc., Class A	48,578	2,540,630
		41,683,944
Gas Utilities — 0.4%
Atmos Energy Corp.	27,638	4,309,317
MDU Resources Group, Inc.	34,586	596,609
National Fuel Gas Co.	15,662	1,359,305
UGI Corp.	37,491	1,356,424
		7,621,655
Ground Transportation — 0.8%
Avis Budget Group, Inc.(a)	2,942	500,846
JB Hunt Transport Services, Inc.	13,927	2,006,184
Knight-Swift Transportation Holdings, Inc.	27,066	1,150,305
Landstar System, Inc.	5,997	799,820
Lyft, Inc., Class A(a)	69,509	977,296
Old Dominion Freight Line, Inc.	32,547	4,857,640
Ryder System, Inc.	7,208	1,280,934
Saia, Inc.(a)	4,654	1,406,625
Schneider National, Inc., Class B	7,892	192,959
U-Haul Holding Co.(a)	1,346	77,880
U-Haul Holding Co., Series N	17,403	904,956
XPO, Inc.(a)	19,741	2,374,645
		16,530,090
Health Care Equipment & Supplies — 2.4%
Align Technology, Inc.(a)	11,971	1,544,379
Baxter International, Inc.	89,464	1,946,736
Cooper Cos., Inc.(a)(b)	34,788	2,459,164
DENTSPLY SIRONA, Inc.	34,377	491,935
Dexcom, Inc.(a)	68,288	5,515,622
Envista Holdings Corp.(a)(b)	29,692	560,882
GE HealthCare Technologies, Inc.(a)(b)	79,940	5,701,321
Globus Medical, Inc., Class A(a)	19,338	1,017,759
Hologic, Inc.(a)	39,178	2,617,874
Security	Shares	Value
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.(a)	14,038	$ 7,500,644
Inspire Medical Systems, Inc.(a)(b)	5,068	631,169
Insulet Corp.(a)	12,246	3,531,746
Masimo Corp.(a)	7,871	1,210,481
Penumbra, Inc.(a)	6,532	1,647,827
ResMed, Inc.	25,498	6,933,926
Solventum Corp.(a)	24,244	1,730,052
STERIS PLC	16,788	3,802,314
Teleflex, Inc.	8,042	961,019
Zimmer Biomet Holdings, Inc.	34,214	3,135,713
		52,940,563
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)	15,492	337,261
Amedisys, Inc.(a)	5,445	536,877
Cardinal Health, Inc.	42,068	6,529,795
Cencora, Inc.	31,979	9,148,552
Centene Corp.(a)	87,171	2,272,548
Chemed Corp.	2,560	1,055,488
DaVita, Inc.(a)(b)	6,679	937,531
Encompass Health Corp.	17,066	1,879,137
Henry Schein, Inc.(a)	19,132	1,294,280
Humana, Inc.	21,082	5,267,759
Labcorp Holdings, Inc.	14,517	3,775,582
Molina Healthcare, Inc.(a)	9,366	1,478,611
Quest Diagnostics, Inc.	19,469	3,259,305
Tenet Healthcare Corp.(a)	16,329	2,633,541
Universal Health Services, Inc., Class B	9,856	1,640,531
		42,046,798
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	29,700	2,269,971
Healthcare Realty Trust, Inc.	63,167	970,245
Healthpeak Properties, Inc.	119,850	2,030,259
Medical Properties Trust, Inc.	103,371	425,888
Omega Healthcare Investors, Inc.	50,152	1,950,913
Ventas, Inc.	76,199	5,119,049
		12,766,325
Health Care Technology(a) — 0.4%
Certara, Inc.	21,635	212,888
Doximity, Inc., Class A	22,804	1,339,735
Veeva Systems, Inc., Class A	25,780	7,326,676
		8,879,299
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	120,361	1,892,075
Park Hotels & Resorts, Inc.	36,285	386,798
		2,278,873
Hotels, Restaurants & Leisure — 4.4%
Aramark	45,666	1,943,545
Boyd Gaming Corp.	11,040	937,296
Caesars Entertainment, Inc.(a)	36,627	977,208
Carnival Corp.(a)	188,771	5,619,713
Cava Group, Inc.(a)	17,427	1,533,750
Choice Hotels International, Inc.(b)	4,749	606,495
Churchill Downs, Inc.	12,036	1,288,333
Darden Restaurants, Inc.	20,173	4,068,289
Domino’s Pizza, Inc.	5,552	2,571,742
DraftKings, Inc., Class A(a)	83,935	3,780,432
Dutch Bros, Inc., Class A(a)	20,198	1,197,135
Expedia Group, Inc.	21,207	3,821,926
Flutter Entertainment PLC(a)	30,600	9,249,156
Hilton Worldwide Holdings, Inc.	40,736	10,920,507
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A	7,110	$ 1,002,297
Las Vegas Sands Corp.	55,939	2,931,204
Light & Wonder, Inc., Class A(a)	15,360	1,479,475
MGM Resorts International(a)	35,782	1,304,254
Norwegian Cruise Line Holdings Ltd.(a)(b)	76,067	1,944,273
Penn Entertainment, Inc.(a)	25,830	466,490
Planet Fitness, Inc., Class A(a)	14,650	1,599,633
Restaurant Brands International, Inc.	56,507	3,834,565
Royal Caribbean Cruises Ltd.	44,250	14,065,747
Texas Roadhouse, Inc.	11,514	2,131,587
Travel & Leisure Co.	11,467	679,420
Vail Resorts, Inc.	6,466	971,581
Viking Holdings Ltd.(a)	35,499	2,084,501
Wendy’s Co.	29,374	289,334
Wingstop, Inc.	5,060	1,909,340
Wyndham Hotels & Resorts, Inc.	12,973	1,115,678
Wynn Resorts Ltd.	14,586	1,590,312
Yum! Brands, Inc.	48,667	7,015,348
		94,930,566
Household Durables — 1.6%
D.R. Horton, Inc.	47,919	6,844,750
Garmin Ltd.	28,464	6,226,785
Lennar Corp., B Shares	1,870	200,426
Lennar Corp., Class A	39,722	4,456,014
Mohawk Industries, Inc.(a)	9,082	1,039,980
Newell Brands, Inc.	71,588	401,609
NVR, Inc.(a)	490	3,699,250
PulteGroup, Inc.	35,221	3,977,155
SharkNinja, Inc.(a)	12,289	1,426,753
Somnigroup International, Inc.	35,307	2,555,521
Toll Brothers, Inc.	17,305	2,048,220
TopBuild Corp.(a)	5,171	1,915,493
Whirlpool Corp.	9,010	748,190
		35,540,146
Household Products — 0.3%
Church & Dwight Co., Inc.	43,015	4,033,517
Clorox Co.	21,440	2,692,006
Reynolds Consumer Products, Inc.	9,388	211,136
		6,936,659
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.	123,945	1,629,877
Brookfield Renewable Corp.	23,194	849,596
Clearway Energy, Inc., Class A	5,751	177,016
Clearway Energy, Inc., Class C	13,950	455,188
Talen Energy Corp.(a)	7,922	2,991,110
Vistra Corp.	59,087	12,322,003
		18,424,790
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	48,388	778,079
EastGroup Properties, Inc.	9,104	1,486,137
First Industrial Realty Trust, Inc.	22,840	1,112,765
Lineage, Inc.	12,335	532,255
Rexford Industrial Realty, Inc.	41,389	1,511,940
STAG Industrial, Inc.	31,394	1,077,756
		6,498,932
Insurance — 4.0%
Allstate Corp.	46,087	9,367,183
American Financial Group, Inc.	12,372	1,545,263
Arch Capital Group Ltd.	63,723	5,484,001
Security	Shares	Value
Insurance (continued)
Assurant, Inc.	9,164	$ 1,716,417
Assured Guaranty Ltd.	8,842	747,856
Axis Capital Holdings Ltd.	13,349	1,252,670
Brighthouse Financial, Inc.(a)	11,224	537,068
Brown & Brown, Inc.	48,132	4,397,821
Cincinnati Financial Corp.	26,903	3,968,461
CNA Financial Corp.	3,835	170,006
Everest Group Ltd.	7,386	2,480,219
Fidelity National Financial, Inc., Class A	44,814	2,528,854
First American Financial Corp.	16,991	1,020,310
Globe Life, Inc.	14,194	1,993,831
Hanover Insurance Group, Inc.	6,174	1,059,644
Hartford Insurance Group, Inc.	49,572	6,166,261
Kemper Corp.	10,480	645,463
Kinsale Capital Group, Inc.(b)	3,803	1,675,944
Lincoln National Corp.	27,746	1,057,400
Loews Corp.	30,964	2,803,481
Markel Group, Inc.(a)(b)	2,200	4,418,238
Old Republic International Corp.	42,187	1,525,904
Primerica, Inc.	5,770	1,532,685
Principal Financial Group, Inc.	39,074	3,041,129
Prudential Financial, Inc.	62,085	6,430,764
Reinsurance Group of America, Inc.	11,285	2,171,798
RenaissanceRe Holdings Ltd.	8,343	2,033,523
RLI Corp.	14,334	945,901
Ryan Specialty Holdings, Inc., Class A	18,335	1,121,919
Unum Group	31,439	2,257,635
W.R. Berkley Corp.	53,034	3,649,269
White Mountains Insurance Group Ltd.(b)	432	772,330
Willis Towers Watson PLC	17,392	5,492,567
		86,011,815
Interactive Media & Services — 0.5%
IAC, Inc.(a)	12,877	506,066
Match Group, Inc.	43,753	1,499,415
Pinterest, Inc., Class A(a)	102,764	3,966,690
Reddit, Inc., Class A(a)	20,361	3,269,773
Trump Media & Technology Group Corp., Class A(a)	18,101	318,397
ZoomInfo Technologies, Inc., Class A(a)	53,141	575,517
		10,135,858
IT Services — 2.2%
Akamai Technologies, Inc.(a)	25,714	1,962,235
Amdocs Ltd.	19,170	1,636,351
Cloudflare, Inc., Class A(a)	53,896	11,193,121
Cognizant Technology Solutions Corp., Class A	85,970	6,169,207
DXC Technology Co.(a)	31,076	422,944
EPAM Systems, Inc.(a)	9,455	1,491,148
Gartner, Inc.(a)	13,018	4,408,546
Globant SA(a)(b)	7,162	603,470
GoDaddy, Inc., Class A(a)	24,146	3,901,511
Kyndryl Holdings, Inc.(a)	40,394	1,525,682
MongoDB, Inc., Class A(a)	13,774	3,276,697
Okta, Inc., Class A(a)	28,771	2,813,804
Twilio, Inc., Class A(a)	24,694	3,185,526
VeriSign, Inc.	14,723	3,958,573
		46,548,815
Leisure Products — 0.2%
Brunswick Corp./DE	11,206	653,198
Hasbro, Inc.	24,007	1,804,366

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Mattel, Inc.(a)	58,341	$ 992,380
YETI Holdings, Inc.(a)	14,554	534,714
		3,984,658
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	49,602	5,694,805
Avantor, Inc.(a)(b)	117,132	1,574,254
Bio-Rad Laboratories, Inc., Class A(a)	3,318	802,790
Bio-Techne Corp.	27,265	1,492,213
Bruker Corp.	18,655	716,912
Charles River Laboratories International, Inc.(a)	8,808	1,494,189
Illumina, Inc.(a)	27,530	2,827,606
IQVIA Holdings, Inc.(a)	31,131	5,786,008
Medpace Holdings, Inc.(a)	3,989	1,704,101
Mettler-Toledo International, Inc.(a)	3,612	4,456,052
QIAGEN NV(b)	37,698	1,860,019
Repligen Corp.(a)	9,638	1,128,321
Revvity, Inc.	20,953	1,841,769
Sotera Health Co.(a)(b)	25,738	295,730
Tempus AI, Inc., Class A(a)(b)	14,375	813,481
Waters Corp.(a)	10,401	3,003,393
West Pharmaceutical Services, Inc.	12,538	2,999,842
		38,491,485
Machinery — 3.6%
AGCO Corp.	10,598	1,250,246
Allison Transmission Holdings, Inc.	15,051	1,355,643
CNH Industrial NV	150,433	1,949,612
Crane Co.	8,592	1,682,056
Cummins, Inc.	24,036	8,836,114
Donaldson Co., Inc.	20,732	1,492,082
Dover Corp.	23,683	4,289,939
Esab Corp.	9,788	1,313,256
Flowserve Corp.	22,779	1,276,535
Fortive Corp.	59,897	2,870,863
Gates Industrial Corp. PLC(a)	44,283	1,098,218
Graco, Inc.	28,916	2,428,366
IDEX Corp.	13,082	2,139,038
Ingersoll Rand, Inc.	70,486	5,965,230
ITT, Inc.	14,227	2,418,021
Lincoln Electric Holdings, Inc.	9,530	2,320,555
Middleby Corp.(a)	9,194	1,334,969
Mueller Industries, Inc.	18,938	1,616,737
Nordson Corp.	9,799	2,099,044
Oshkosh Corp.	11,309	1,430,928
Otis Worldwide Corp.	68,940	5,907,469
Pentair PLC	28,318	2,894,100
RBC Bearings, Inc.(a)	5,413	2,096,671
Snap-on, Inc.	8,935	2,869,833
Stanley Black & Decker, Inc.	26,993	1,826,076
Timken Co.	11,229	854,415
Toro Co.	17,539	1,302,271
Westinghouse Air Brake Technologies Corp.	29,443	5,654,528
Xylem, Inc./New York	42,499	6,146,205
		78,719,020
Marine Transportation — 0.0%
Kirby Corp.(a)	9,868	940,519
Media — 1.3%
Charter Communications, Inc., Class A(a)	16,038	4,319,996
DoubleVerify Holdings, Inc.(a)	25,748	394,459
Fox Corp., Class A	38,194	2,129,698
Fox Corp., Class B	22,517	1,151,519
Security	Shares	Value
Media (continued)
Interpublic Group of Cos., Inc.	64,159	$ 1,578,311
Liberty Broadband Corp., Class A(a)	2,963	181,128
Liberty Broadband Corp., Class C(a)	19,551	1,198,867
New York Times Co., Class A	27,564	1,430,296
News Corp., Class A	65,717	1,926,823
News Corp., Class B	19,860	663,721
Nexstar Media Group, Inc., Class A	5,305	992,619
Omnicom Group, Inc.	33,432	2,408,776
Paramount Global, Class A(b)	1,521	29,036
Paramount Global, Class B(b)	102,446	1,287,746
Sirius XM Holdings, Inc.	36,962	780,637
Trade Desk, Inc., Class A(a)(b)	77,936	6,777,315
		27,250,947
Metals & Mining — 1.1%
Alcoa Corp.	45,127	1,352,456
Anglogold Ashanti PLC	87,969	4,068,566
Carpenter Technology Corp.	8,404	2,095,874
Cleveland-Cliffs, Inc.(a)	82,333	866,143
MP Materials Corp., Class A(a)	22,837	1,404,476
Nucor Corp.	40,667	5,818,228
Reliance, Inc.	9,294	2,696,468
Royal Gold, Inc.	11,260	1,704,989
Steel Dynamics, Inc.	24,915	3,178,157
		23,185,357
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	165,475	1,560,429
Annaly Capital Management, Inc.	104,427	2,123,001
Rithm Capital Corp.	89,542	1,077,190
Starwood Property Trust, Inc.	54,975	1,069,814
		5,830,434
Multi-Utilities — 1.9%
Ameren Corp.	47,131	4,766,358
CenterPoint Energy, Inc.	113,800	4,417,716
CMS Energy Corp.	51,401	3,793,394
Consolidated Edison, Inc.	62,954	6,515,739
DTE Energy Co.	36,188	5,008,781
NiSource, Inc.	82,178	3,488,456
Public Service Enterprise Group, Inc.	87,214	7,830,945
WEC Energy Group, Inc.	55,782	6,084,701
		41,906,090
Office REITs — 0.2%
BXP, Inc.	27,313	1,787,090
Cousins Properties, Inc.	28,629	775,846
Highwoods Properties, Inc.	18,222	528,620
Kilroy Realty Corp.	20,420	752,681
Vornado Realty Trust	30,306	1,164,356
		5,008,593
Oil, Gas & Consumable Fuels — 4.8%
Antero Midstream Corp.	57,721	1,059,180
Antero Resources Corp.(a)	50,047	1,748,142
APA Corp.	62,585	1,207,265
Cheniere Energy, Inc.	38,584	9,101,194
Chord Energy Corp.	10,522	1,160,892
Civitas Resources, Inc.	16,830	510,959
Coterra Energy, Inc.	131,751	3,213,407
Devon Energy Corp.	107,582	3,573,874
Diamondback Energy, Inc.	33,302	4,950,675
DT Midstream, Inc.(a)	17,480	1,795,720
EQT Corp.	104,121	5,596,504
Expand Energy Corp.	38,377	4,021,142
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	26,862	$ 1,180,316
Kinder Morgan, Inc.	339,636	9,530,186
Marathon Petroleum Corp.	54,426	9,262,761
Matador Resources Co.	20,404	1,017,752
Occidental Petroleum Corp.	117,623	5,168,355
ONEOK, Inc.	109,140	8,961,485
Ovintiv, Inc.	45,341	1,867,142
Permian Resources Corp., Class A	113,387	1,605,560
Phillips 66	71,197	8,798,525
Range Resources Corp.	41,393	1,519,951
Targa Resources Corp.	37,363	6,217,577
Texas Pacific Land Corp.	3,358	3,250,981
Valero Energy Corp.	54,516	7,485,592
Viper Energy, Inc., Class A	21,774	820,009
		104,625,146
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,970	991,798
Passenger Airlines — 0.8%
Alaska Air Group, Inc.(a)	21,453	1,136,151
American Airlines Group, Inc.(a)	113,221	1,300,909
Delta Air Lines, Inc.	113,903	6,060,779
Southwest Airlines Co.	89,281	2,761,461
United Airlines Holdings, Inc.(a)	56,537	4,992,783
		16,252,083
Personal Care Products — 0.6%
BellRing Brands, Inc.(a)	22,399	1,222,537
Coty, Inc., Class A(a)	64,883	314,683
elf Beauty, Inc.(a)	9,155	1,109,494
Estee Lauder Cos., Inc., Class A	40,819	3,810,045
Kenvue, Inc.	330,767	7,091,645
		13,548,404
Pharmaceuticals — 0.4%
Corcept Therapeutics, Inc.(a)	16,414	1,102,528
Elanco Animal Health, Inc.(a)(b)	83,834	1,146,849
Jazz Pharmaceuticals PLC(a)	10,312	1,182,065
Organon & Co.	43,810	424,957
Perrigo Co. PLC	23,527	627,465
Royalty Pharma PLC, Class A	68,116	2,506,669
Viatris, Inc.	204,966	1,791,403
		8,781,936
Professional Services — 2.6%
Amentum Holdings, Inc.(a)	26,694	666,549
Booz Allen Hamilton Holding Corp., Class A	21,777	2,337,325
Broadridge Financial Solutions, Inc.	20,224	5,005,642
CACI International, Inc., Class A(a)(b)	3,809	1,754,311
Clarivate PLC(a)	71,512	275,321
Concentrix Corp.	7,998	415,656
Dayforce, Inc.(a)(b)	26,659	1,537,425
Dun & Bradstreet Holdings, Inc.	51,767	471,080
Equifax, Inc.	21,622	5,194,253
ExlService Holdings, Inc.(a)	27,635	1,200,188
FTI Consulting, Inc.(a)	5,989	996,270
Genpact Ltd.	29,898	1,317,007
Jacobs Solutions, Inc.	21,289	3,020,270
KBR, Inc.	23,034	1,076,609
Leidos Holdings, Inc.	22,270	3,555,406
ManpowerGroup, Inc.	8,133	335,486
Parsons Corp.(a)	9,214	683,679
Paychex, Inc.	56,357	8,134,006
Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	8,793	$ 2,035,931
Paylocity Holding Corp.(a)	7,871	1,455,191
Robert Half, Inc.	17,403	642,345
Science Applications International Corp.	8,499	947,469
SS&C Technologies Holdings, Inc.	37,113	3,172,419
TransUnion	33,512	3,190,007
Verisk Analytics, Inc.	24,338	6,783,244
		56,203,089
Real Estate Management & Development(a) — 1.0%
CBRE Group, Inc., Class A	51,931	8,087,734
CoStar Group, Inc.	72,932	6,942,397
Howard Hughes Holdings, Inc.(b)	5,458	375,128
Jones Lang LaSalle, Inc.	8,160	2,206,138
Zillow Group, Inc., Class A	8,713	668,723
Zillow Group, Inc., Class C(b)	28,398	2,259,061
		20,539,181
Residential REITs — 1.3%
American Homes 4 Rent, Class A	58,304	2,022,566
AvalonBay Communities, Inc.	24,837	4,626,636
Camden Property Trust	18,770	2,049,684
Equity LifeStyle Properties, Inc.	32,599	1,953,332
Equity Residential	66,147	4,180,491
Essex Property Trust, Inc.	11,025	2,868,485
Invitation Homes, Inc.	106,859	3,275,228
Mid-America Apartment Communities, Inc.	20,054	2,856,291
Sun Communities, Inc.	21,769	2,700,009
UDR, Inc.	57,696	2,266,876
		28,799,598
Retail REITs — 1.3%
Agree Realty Corp.	18,906	1,355,560
Brixmor Property Group, Inc.	53,169	1,389,306
Federal Realty Investment Trust	14,652	1,350,328
Kimco Realty Corp.	116,702	2,477,583
NNN REIT, Inc.	32,460	1,339,300
Realty Income Corp.	155,983	8,755,326
Regency Centers Corp.	31,303	2,235,034
Simon Property Group, Inc.	56,586	9,268,221
		28,170,658
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.(a)	20,895	656,312
Amkor Technology, Inc.	19,684	444,071
Astera Labs, Inc.(a)(b)	25,009	3,419,481
Cirrus Logic, Inc.(a)	9,156	922,101
Enphase Energy, Inc.(a)	22,757	736,416
Entegris, Inc.	26,004	2,040,274
First Solar, Inc.(a)	17,728	3,097,613
GLOBALFOUNDRIES, Inc.(a)	16,739	625,871
Lattice Semiconductor Corp.(a)	23,449	1,168,464
MACOM Technology Solutions Holdings, Inc., Class H(a)	11,050	1,515,397
Microchip Technology, Inc.	91,589	6,190,500
MKS, Inc.	11,385	1,083,624
Monolithic Power Systems, Inc.	8,112	5,769,579
ON Semiconductor Corp.(a)	73,385	4,135,979
Onto Innovation, Inc.(a)	8,480	803,480
Qorvo, Inc.(a)	16,393	1,370,455
Skyworks Solutions, Inc.	27,739	1,901,231

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	28,087	$ 3,017,386
Universal Display Corp.	8,069	1,165,164
		40,063,398
Software — 3.4%
Appfolio, Inc., Class A(a)	3,871	1,035,028
Aurora Innovation, Inc., Class A(a)(b)	172,033	999,512
Bentley Systems, Inc., Class B	27,491	1,593,928
Bill Holdings, Inc.(a)	17,440	747,304
CCC Intelligent Solutions Holdings, Inc.(a)	90,423	874,390
Confluent, Inc., Class A(a)	48,344	856,897
Datadog, Inc., Class A(a)	53,879	7,541,982
Docusign, Inc.(a)	34,600	2,617,144
Dolby Laboratories, Inc., Class A	10,309	776,680
Dropbox, Inc., Class A(a)	35,347	960,378
Dynatrace, Inc.(a)	51,546	2,711,835
Elastic NV(a)	15,834	1,325,306
Fair Isaac Corp.(a)	4,150	5,962,388
Gen Digital, Inc.	95,949	2,829,536
Gitlab, Inc., Class A(a)	22,954	1,005,615
Guidewire Software, Inc.(a)	14,624	3,308,241
HubSpot, Inc.(a)	8,881	4,615,012
Informatica, Inc., Class A(a)	18,306	452,158
Manhattan Associates, Inc.(a)	10,431	2,291,273
nCino, Inc.(a)	18,619	519,936
Nutanix, Inc., Class A(a)	44,552	3,348,974
Pegasystems, Inc.	15,366	902,138
Procore Technologies, Inc.(a)(b)	20,012	1,433,460
PTC, Inc.(a)	20,826	4,473,633
RingCentral, Inc., Class A(a)	14,013	357,191
Rubrik, Inc., Class A(a)	16,955	1,609,877
SailPoint, Inc.(a)(b)	10,500	234,570
Samsara, Inc., Class A(a)(b)	46,854	1,781,858
SentinelOne, Inc., Class A(a)	48,852	895,946
Teradata Corp.(a)	16,301	341,180
Tyler Technologies, Inc.(a)	7,517	4,394,138
UiPath, Inc., Class A(a)(b)	73,681	865,752
Unity Software, Inc.(a)(b)	55,312	1,845,208
Zoom Communications, Inc., Class A(a)	45,540	3,372,237
Zscaler, Inc.(a)	17,052	4,869,369
		73,750,074
Specialized REITs — 2.3%
Crown Castle, Inc.	75,776	7,963,300
CubeSmart	39,536	1,538,346
Digital Realty Trust, Inc.	58,910	10,394,080
EPR Properties	13,326	733,463
Extra Space Storage, Inc.	36,793	4,943,508
Gaming and Leisure Properties, Inc.	46,090	2,100,782
Iron Mountain, Inc.	51,239	4,988,629
Lamar Advertising Co., Class A	15,037	1,838,273
Millrose Properties, Inc., Class A	21,073	631,979
National Storage Affiliates Trust	12,195	359,265
Rayonier, Inc.	26,522	618,228
SBA Communications Corp.	18,754	4,214,399
VICI Properties, Inc.	184,450	6,013,070
Weyerhaeuser Co.	125,898	3,153,745
		49,491,067
Specialty Retail — 2.4%
AutoNation, Inc.(a)	4,798	924,287
Bath & Body Works, Inc.	37,535	1,087,014
Best Buy Co., Inc.	33,756	2,196,165
Security	Shares	Value
Specialty Retail (continued)
Burlington Stores, Inc.(a)	10,951	$ 2,989,185
CarMax, Inc.(a)	26,723	1,512,789
Carvana Co., Class A(a)(b)	22,428	8,750,733
Chewy, Inc., Class A(a)	36,526	1,340,504
Dick’s Sporting Goods, Inc.	9,668	2,044,879
Five Below, Inc.(a)	9,257	1,263,766
Floor & Decor Holdings, Inc., Class A(a)(b)	18,588	1,424,584
GameStop Corp., Class A(a)(b)	71,563	1,606,589
Gap, Inc.	40,176	781,825
Lithia Motors, Inc., Class A	4,578	1,318,464
Murphy USA, Inc.	3,173	1,150,149
Penske Automotive Group, Inc.	3,210	537,386
RH(a)	2,631	540,986
Ross Stores, Inc.	56,226	7,677,098
Tractor Supply Co.	92,245	5,253,353
Ulta Beauty, Inc.(a)	8,029	4,135,015
Valvoline, Inc.(a)	22,453	791,468
Wayfair, Inc., Class A(a)	16,812	1,103,540
Williams-Sonoma, Inc.	20,683	3,868,755
		52,298,534
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co.	226,747	4,691,395
HP, Inc.	164,726	4,085,205
NetApp, Inc.	35,099	3,654,859
Pure Storage, Inc., Class A(a)	54,241	3,228,424
Sandisk Corp.(a)	22,853	980,851
Super Micro Computer, Inc.(a)	89,674	5,288,076
Western Digital Corp.	60,451	4,756,889
		26,685,699
Textiles, Apparel & Luxury Goods — 0.9%
Amer Sports, Inc.(a)	26,054	978,067
Birkenstock Holding PLC(a)	8,930	447,304
Columbia Sportswear Co.	5,375	304,064
Crocs, Inc.(a)(b)	9,760	973,365
Deckers Outdoor Corp.(a)	26,197	2,781,335
Lululemon Athletica, Inc.(a)	18,382	3,686,142
On Holding AG, Class A(a)(b)	38,471	1,868,536
PVH Corp.	9,435	692,718
Ralph Lauren Corp., Class A	6,853	2,047,334
Skechers USA, Inc., Class A(a)	22,726	1,437,420
Tapestry, Inc.	36,118	3,901,828
Under Armour, Inc., Class A(a)	32,202	213,821
Under Armour, Inc., Class C(a)	31,793	200,296
VF Corp.	60,238	705,989
		20,238,219
Trading Companies & Distributors — 2.3%
Air Lease Corp., Class A	17,746	983,128
Applied Industrial Technologies, Inc.	6,654	1,806,561
Core & Main, Inc., Class A(a)	33,094	2,106,102
Fastenal Co.	200,489	9,248,558
Ferguson Enterprises, Inc.	33,826	7,554,361
FTAI Aviation Ltd.	17,790	2,448,082
MSC Industrial Direct Co., Inc., Class A	7,875	682,133
QXO, Inc.(a)(b)	103,828	2,082,790
SiteOne Landscape Supply, Inc.(a)(b)	7,650	1,054,400
United Rentals, Inc.	11,309	9,985,168
Watsco, Inc.	5,972	2,692,655
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc.	8,368	$ 1,731,841
WW Grainger, Inc.	7,736	8,041,881
		50,417,660
Water Utilities — 0.3%
American Water Works Co., Inc.	33,687	4,724,265
Essential Utilities, Inc.	48,137	1,771,441
		6,495,706
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA	17,941	720,331
Total Common Stocks — 98.6% (Cost: $1,393,265,108)		2,130,269,443
Investment Companies
Equity Funds — 0.7%
iShares Russell Mid-Cap ETF(d)	159,610	14,957,053
Total Investment Companies — 0.7% (Cost: $14,210,285)		14,957,053
Total Long-Term Investments — 99.3% (Cost: $1,407,475,393)		2,145,226,496
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	60,731,183	$ 60,755,475
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	14,522,945	14,522,945
Total Short-Term Securities — 3.5% (Cost: $75,278,420)		75,278,420
Total Investments — 102.8% (Cost: $1,482,753,813)		2,220,504,916
Liabilities in Excess of Other Assets — (2.8)%		(59,440,903)
Net Assets — 100.0%		$ 2,161,064,013

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 65,466,112	$ —	$ (4,707,447)(a)	$ 935	$ (4,125)	$ 60,755,475	60,731,183	$ 227,347 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,620,555	7,902,390 (a)	—	—	—	14,522,945	14,522,945	469,796	—
iShares Russell Mid-Cap ETF	17,697,759	135,279,962	(138,260,089)	133,878	105,543	14,957,053	159,610	254,580	—
				$ 134,813	$ 101,418	$ 90,235,473		$ 951,723	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	09/19/25	$ 3,187	$ 21,624
S&P Mid 400 E-Mini Index	39	09/19/25	12,344	(139,177)
				$ (117,553)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 21,624	$ —	$ —	$ —	$ 21,624
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 139,177	$ —	$ —	$ —	$ 139,177

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (178,041)	$ —	$ —	$ —	$ (178,041)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (368,783)	$ —	$ —	$ —	$ (368,783)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,611,979
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,130,269,443	$ —	$ —	$ 2,130,269,443
Investment Companies	14,957,053	—	—	14,957,053
Short-Term Securities
Money Market Funds	75,278,420	—	—	75,278,420
	$2,220,504,916	$—	$—	$2,220,504,916
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 21,624	$ —	$ —	$ 21,624
Liabilities
Equity Contracts	(139,177)	—	—	(139,177)
	$(117,553)	$—	$—	$(117,553)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
AAR Corp.(a)	5,366	$ 400,895
AeroVironment, Inc.(a)	4,890	1,308,760
AerSale Corp.(a)	3,553	21,460
Archer Aviation, Inc., Class A(a)	83,656	839,070
Astronics Corp.(a)	4,519	163,226
ATI, Inc.(a)	21,680	1,668,059
BWX Technologies, Inc.	14,135	2,147,531
Byrna Technologies, Inc.(a)(b)	2,556	56,769
Cadre Holdings, Inc.	4,252	140,614
Curtiss-Wright Corp.	5,838	2,861,904
Ducommun, Inc.(a)	2,079	189,147
Eve Holding, Inc., Class A(a)(b)	8,309	54,009
Hexcel Corp.	12,451	745,939
Huntington Ingalls Industries, Inc.	6,075	1,694,075
Intuitive Machines, Inc., Class A(a)(b)	17,078	190,591
Karman Holdings, Inc.(a)	7,392	382,166
Kratos Defense & Security Solutions, Inc.(a)	25,264	1,482,997
Leonardo DRS, Inc.	11,717	487,427
Loar Holdings, Inc.(a)	6,558	484,702
Mercury Systems, Inc.(a)	8,070	424,401
Moog, Inc., Class A	4,323	836,846
National Presto Industries, Inc.	790	76,196
Park Aerospace Corp.	3,248	58,529
Redwire Corp.(a)(b)	5,436	77,680
Rocket Lab Corp.(a)	60,688	2,786,793
Satellogic, Inc., Class A(a)(b)	11,023	36,155
Spirit AeroSystems Holdings, Inc., Class A(a)	18,176	716,134
StandardAero, Inc.(a)	22,311	636,979
Textron, Inc.	28,187	2,192,103
V2X, Inc.(a)	2,519	119,350
Woodward, Inc.	9,196	2,364,108
		25,644,615
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	18,231	2,102,399
Forward Air Corp.(a)(b)	3,450	104,846
GXO Logistics, Inc.(a)(b)	17,765	883,098
Hub Group, Inc., Class A	9,274	324,775
Radiant Logistics, Inc.(a)	4,349	25,703
		3,440,821
Automobile Components — 0.9%
Adient PLC(a)	13,158	282,108
American Axle & Manufacturing Holdings, Inc.(a)	19,143	85,186
BorgWarner, Inc.	33,951	1,249,397
Cooper-Standard Holdings, Inc.(a)	2,603	62,732
Dana, Inc.	20,169	321,090
Dorman Products, Inc.(a)	4,222	509,258
Fox Factory Holding Corp.(a)	6,411	194,702
Garrett Motion, Inc.	19,479	254,006
Gentex Corp.	34,755	918,227
Gentherm, Inc.(a)	4,650	148,986
Goodyear Tire & Rubber Co.(a)	40,361	414,911
Holley, Inc.(a)	4,184	8,703
LCI Industries	3,872	367,840
Lear Corp.	8,355	787,793
Luminar Technologies, Inc., Class A(a)(b)	4,182	12,421
Modine Manufacturing Co.(a)(b)	8,052	1,083,477
Motorcar Parts of America, Inc.(a)	2,875	29,814
Patrick Industries, Inc.	5,059	491,937
Phinia, Inc.	6,145	311,552
Security	Shares	Value
Automobile Components (continued)
QuantumScape Corp., Class A(a)(b)	64,158	$ 551,759
Solid Power, Inc., Class A(a)(b)	21,901	69,864
Standard Motor Products, Inc.	3,197	97,061
Strattec Security Corp.(a)(b)	570	36,172
Visteon Corp.(a)	4,261	473,610
XPEL, Inc.(a)	3,558	116,311
		8,878,917
Automobiles — 0.3%
Faraday Future Intelligent Electric, Inc.(a)	14,673	31,253
Harley-Davidson, Inc.	17,585	427,843
Livewire Group, Inc.(a)(b)	6,820	25,575
Lucid Group, Inc.(a)(b)	192,999	474,778
Rivian Automotive, Inc., Class A(a)(b)	120,176	1,546,665
Thor Industries, Inc.	8,017	729,467
Winnebago Industries, Inc.	4,318	128,331
		3,363,912
Banks — 6.4%
1st Source Corp.	3,078	184,126
ACNB Corp.	1,301	54,772
Amalgamated Financial Corp.	3,871	112,220
Amerant Bancorp, Inc., Class A	5,448	105,146
Ameris Bancorp	10,121	691,770
Ames National Corp.	1,638	29,566
Arrow Financial Corp.	3,238	86,778
Associated Banc-Corp.	26,053	644,551
Atlantic Union Bankshares Corp.	21,827	691,916
Axos Financial, Inc.(a)	8,144	703,234
Banc of California, Inc.	20,847	302,698
BancFirst Corp.	3,222	401,203
Bancorp, Inc.(a)	7,020	443,383
Bank First Corp.	1,366	162,308
Bank of Hawaii Corp.	6,022	372,641
Bank of Marin Bancorp	2,644	59,887
Bank of NT Butterfield & Son Ltd.	6,909	314,429
Bank OZK	16,536	815,225
Bank7 Corp.	902	39,950
BankUnited, Inc.	11,465	418,129
Bankwell Financial Group, Inc.	1,238	49,396
Banner Corp.	5,277	327,570
Bar Harbor Bankshares	2,443	70,945
BayCom Corp.	1,959	52,913
BCB Bancorp, Inc.	3,294	27,538
Berkshire Hills Bancorp, Inc.	5,465	134,658
Blue Foundry Bancorp(a)	2,426	20,742
Blue Ridge Bankshares, Inc.(a)(b)	8,816	32,355
BOK Financial Corp.	3,701	375,763
Bridgewater Bancshares, Inc.(a)	3,937	61,260
Brookline Bancorp, Inc.	13,563	139,970
Burke & Herbert Financial Services Corp., Class C	1,864	108,093
Business First Bancshares, Inc.	3,889	92,364
BV Financial, Inc.(a)	1,325	20,723
Byline Bancorp, Inc.	5,017	131,947
C&F Financial Corp.	494	31,542
Cadence Bank	16,623	579,312
California BanCorp(a)	2,563	38,419
Camden National Corp.	2,933	110,603
Capital Bancorp, Inc.	1,708	53,768
Capital City Bank Group, Inc.	2,262	89,553
Capitol Federal Financial, Inc.	18,425	110,918
Carter Bankshares, Inc.(a)(b)	3,597	62,516
Cathay General Bancorp	9,388	424,525

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
CB Financial Services, Inc.	694	$ 21,969
Central Pacific Financial Corp.	3,688	98,322
CF Bankshares, Inc.	423	9,983
Chemung Financial Corp.	924	46,754
ChoiceOne Financial Services, Inc.	2,523	74,176
Citizens & Northern Corp.	2,788	53,028
Citizens Community Bancorp, Inc.	2,165	31,912
Citizens Financial Services, Inc.	691	37,100
City Holding Co.	2,147	262,149
Civista Bancshares, Inc.	2,942	57,281
CNB Financial Corp.	5,023	115,278
Coastal Financial Corp.(a)	1,892	182,010
Colony Bankcorp, Inc.	3,451	56,562
Columbia Banking System, Inc.	33,039	786,328
Columbia Financial, Inc.(a)	4,215	60,654
Comerica, Inc.	20,578	1,390,455
Commerce Bancshares, Inc.	19,353	1,184,404
Community Financial System, Inc.	8,043	423,866
Community Trust Bancorp, Inc.	2,646	142,831
Community West Bancshares	2,525	48,606
ConnectOne Bancorp, Inc.	7,617	175,420
Cullen/Frost Bankers, Inc.	9,320	1,187,461
Customers Bancorp, Inc.(a)	4,501	286,939
CVB Financial Corp.	20,369	380,697
Dime Community Bancshares, Inc.	6,363	176,319
Eagle Bancorp Montana, Inc.	619	9,978
Eagle Bancorp, Inc.	4,339	69,815
Eagle Financial Services, Inc.	376	12,412
East West Bancorp, Inc.	21,426	2,147,956
Eastern Bankshares, Inc.	31,394	485,037
Enterprise Financial Services Corp.	5,771	318,501
Equity Bancshares, Inc., Class A	3,069	115,333
Esquire Financial Holdings, Inc.	1,047	100,386
Farmers & Merchants Bancorp, Inc.	1,982	47,588
Farmers National Banc Corp.	6,315	85,505
FB Bancorp, Inc.(a)	2,613	30,494
FB Financial Corp.	6,770	330,105
Fidelity D&D Bancorp, Inc.	913	36,922
Financial Institutions, Inc.	3,016	76,878
Finwise Bancorp(a)(b)	1,426	25,483
First Bancorp, Inc.	2,127	53,622
First BanCorp./Puerto Rico	24,791	516,397
First Bancorp/Southern Pines NC	6,156	308,354
First Bank/Hamilton	3,490	52,001
First Busey Corp.	13,321	297,325
First Business Financial Services, Inc.	1,197	57,001
First Capital, Inc.	426	15,132
First Commonwealth Financial Corp.	17,364	286,680
First Community Bankshares, Inc.	2,467	90,046
First Community Corp.	1,222	30,275
First Financial Bancorp	14,517	351,892
First Financial Bankshares, Inc.	20,528	710,679
First Financial Corp.	1,873	100,299
First Foundation, Inc.(a)	9,264	45,116
First Hawaiian, Inc.	20,223	490,408
First Horizon Corp.	79,802	1,740,482
First Internet Bancorp	1,365	29,934
First Interstate BancSystem, Inc., Class A	14,055	404,643
First Merchants Corp.	9,237	352,114
First Mid Bancshares, Inc.	3,731	141,666
First National Corp.	1,530	33,048
First Savings Financial Group, Inc.	597	15,271
First United Corp.	991	32,574
Security	Shares	Value
Banks (continued)
First Western Financial, Inc.(a)	903	$ 19,545
Firstsun Capital Bancorp(a)(b)	1,792	63,706
Five Star Bancorp	2,808	84,493
Flagstar Financial, Inc.	46,552	525,572
Flushing Financial Corp.	4,857	58,235
FNB Corp.	56,771	869,732
Franklin Financial Services Corp.	839	33,728
FS Bancorp, Inc.	1,168	45,657
Fulton Financial Corp.	26,955	483,842
FVCBankcorp, Inc.	1,981	25,377
GBank Financial Holdings, Inc.(a)	1,439	54,013
German American Bancorp, Inc.	5,662	217,534
Glacier Bancorp, Inc.	17,610	771,846
Great Southern Bancorp, Inc.	1,318	75,047
Greene County Bancorp, Inc.	1,059	25,088
Guaranty Bancshares, Inc.	1,469	64,063
Hancock Whitney Corp.	13,876	828,675
Hanmi Financial Corp.	4,620	105,382
Hanover Bancorp, Inc.	466	9,697
HarborOne Bancorp, Inc.	6,107	72,246
Hawthorn Bancshares, Inc.	1,035	29,518
HBT Financial, Inc.	1,928	47,949
Heritage Commerce Corp.	10,774	99,659
Heritage Financial Corp.	5,193	117,050
Hilltop Holdings, Inc.	7,366	218,034
Hingham Institution For Savings(b)	237	58,037
Home Bancorp, Inc.	975	50,983
Home BancShares, Inc.	29,673	835,592
HomeStreet, Inc.(a)	2,373	31,039
HomeTrust Bancshares, Inc.	2,459	95,557
Hope Bancorp, Inc.	20,772	207,512
Horizon Bancorp, Inc.	7,073	109,561
Independent Bank Corp.	9,679	541,642
International Bancshares Corp.	8,599	586,280
Investar Holding Corp.	1,625	35,263
John Marshall Bancorp, Inc.	2,200	40,502
Kearny Financial Corp.	7,547	44,754
Lakeland Financial Corp.	3,825	242,390
Landmark Bancorp, Inc./Manhattan KS	406	9,862
LCNB Corp.	2,534	37,402
LINKBANCORP, Inc.	2,736	18,824
Live Oak Bancshares, Inc.	5,460	172,591
MainStreet Bancshares, Inc.	550	11,110
Mercantile Bank Corp.	2,590	118,337
Meridian Corp.	1,142	16,822
Metrocity Bankshares, Inc.	3,148	86,885
Metropolitan Bank Holding Corp.	1,693	119,424
Mid Penn Bancorp, Inc.	2,906	79,770
Middlefield Banc Corp.	1,202	33,476
Midland States Bancorp, Inc.	3,020	51,219
MidWestOne Financial Group, Inc.	3,124	86,035
MVB Financial Corp.	2,086	47,436
National Bank Holdings Corp., Class A	5,673	210,241
National Bankshares, Inc.	695	19,293
NB Bancorp, Inc.(a)	5,442	93,766
NBT Bancorp, Inc.	7,817	323,467
Nicolet Bankshares, Inc.	2,142	276,318
Northeast Bank	1,055	104,624
Northeast Community Bancorp, Inc.	2,015	41,630
Northfield Bancorp, Inc.	6,432	68,501
Northpointe Bancshares, Inc.	2,122	31,151
Northrim BanCorp, Inc.	900	75,177
Northwest Bancshares, Inc.	22,134	258,968
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Norwood Financial Corp.	1,633	$ 39,584
Oak Valley Bancorp	1,328	35,391
OceanFirst Financial Corp.	10,075	169,058
OFG Bancorp	6,947	296,081
Ohio Valley Banc Corp.	388	12,509
Old National Bancorp	49,548	1,045,958
Old Point Financial Corp.	474	19,031
Old Second Bancorp, Inc.	7,376	125,171
OP Bancorp	2,368	30,310
Orange County Bancorp, Inc.	1,782	44,532
Origin Bancorp, Inc.	4,429	161,880
Orrstown Financial Services, Inc.	2,740	90,036
Pacific Premier Bancorp, Inc.	14,731	319,221
Park National Corp.	2,342	379,100
Parke Bancorp, Inc.	2,375	49,044
Pathward Financial, Inc.	3,210	242,756
Patriot National Bancorp, Inc.(a)(b)	6,510	10,156
PCB Bancorp	2,493	50,957
Peapack-Gladstone Financial Corp.	2,651	67,547
Peoples Bancorp of North Carolina, Inc.	565	16,221
Peoples Bancorp, Inc.	6,100	174,704
Peoples Financial Services Corp.	1,280	62,349
Pinnacle Financial Partners, Inc.	11,882	1,044,309
Pioneer Bancorp, Inc.(a)	2,062	25,301
Plumas Bancorp	978	40,352
Ponce Financial Group, Inc.(a)	2,258	31,725
Popular, Inc.	10,667	1,222,225
Preferred Bank/Los Angeles CA	621	56,399
Primis Financial Corp.	3,932	43,999
Princeton Bancorp, Inc.	1,181	35,654
Prosperity Bancshares, Inc.	14,417	960,461
Provident Bancorp, Inc.(a)	1,698	20,733
Provident Financial Services, Inc.	11,727	213,666
QCR Holdings, Inc.	2,635	187,085
RBB Bancorp	3,188	57,735
Red River Bancshares, Inc.	743	44,706
Renasant Corp.	14,281	523,256
Republic Bancorp, Inc., Class A	1,406	96,817
Richmond Mutual BanCorp, Inc.	699	9,674
Riverview Bancorp, Inc.	1,844	9,091
S&T Bancorp, Inc.	5,859	214,674
SB Financial Group, Inc.	640	12,038
Seacoast Banking Corp. of Florida	12,987	366,104
ServisFirst Bancshares, Inc.	7,800	613,470
Shore Bancshares, Inc.	5,379	83,428
Sierra Bancorp	2,138	62,686
Simmons First National Corp., Class A	21,414	410,506
SmartFinancial, Inc.	2,255	77,256
Sound Financial Bancorp, Inc.	212	9,763
South Plains Financial, Inc.	2,102	78,005
Southern First Bancshares, Inc.(a)	1,241	51,576
Southern Missouri Bancorp, Inc.	1,499	81,081
Southside Bancshares, Inc.	4,415	129,978
SouthState Corp.	15,644	1,473,195
Stellar Bancorp, Inc.	7,574	223,660
Sterling Bancorp, Inc.(a)(c)	2,210	—
Stock Yards Bancorp, Inc.	4,049	302,703
Synovus Financial Corp.	22,176	1,047,594
Texas Capital Bancshares, Inc.(a)	7,014	588,966
TFS Financial Corp.	8,591	112,628
Third Coast Bancshares, Inc.(a)	1,731	65,172
Timberland Bancorp, Inc.	1,278	39,989
Security	Shares	Value
Banks (continued)
Tompkins Financial Corp.	2,122	$ 137,251
Towne Bank/Portsmouth VA	11,448	401,023
TriCo Bancshares	5,461	224,556
Triumph Financial, Inc.(a)	3,409	193,358
TrustCo Bank Corp./New York	2,733	91,719
Trustmark Corp.	8,606	320,573
UMB Financial Corp.	11,192	1,231,008
Union Bankshares, Inc.	368	10,013
United Bankshares, Inc.	21,791	774,016
United Community Banks, Inc.	18,536	565,348
United Security Bancshares	1,124	9,610
Unity Bancorp, Inc.	1,288	63,254
Univest Financial Corp.	4,696	135,433
USCB Financial Holdings, Inc., Class A	1,779	29,603
Valley National Bancorp	75,649	701,266
Veritex Holdings, Inc.	8,074	256,107
Virginia National Bankshares Corp.	903	33,294
WaFd, Inc.	12,335	359,010
Washington Trust Bancorp, Inc.	3,466	93,374
Webster Financial Corp.	26,339	1,518,443
WesBanco, Inc.	14,653	441,495
West BanCorp, Inc.	2,424	43,608
Westamerica BanCorp	3,948	189,109
Western Alliance Bancorp	16,947	1,314,409
Western New England Bancorp, Inc.	3,226	34,357
Wintrust Financial Corp.	10,515	1,345,710
WSFS Financial Corp.	8,894	487,747
Zions Bancorp N.A.	22,400	1,201,088
		63,651,348
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,259	260,714
Celsius Holdings, Inc.(a)	25,380	1,150,729
Coca-Cola Consolidated, Inc.	8,094	904,504
MGP Ingredients, Inc.	2,152	60,859
National Beverage Corp.(a)	3,491	159,958
Primo Brands Corp.	39,709	1,096,365
Vita Coco Co., Inc.(a)	5,929	209,057
Zevia PBC, Class A(a)(b)	5,455	16,910
		3,859,096
Biotechnology — 4.4%
4D Molecular Therapeutics, Inc.(a)	5,630	25,335
89bio, Inc.(a)(b)	19,277	183,131
Abeona Therapeutics, Inc.(a)	7,346	46,794
Absci Corp.(a)(b)	16,986	48,070
ACADIA Pharmaceuticals, Inc.(a)	19,087	454,843
ADC Therapeutics SA(a)(b)	12,004	33,251
ADMA Biologics, Inc.(a)	35,273	659,605
Agios Pharmaceuticals, Inc.(a)	8,554	318,380
Akebia Therapeutics, Inc.(a)(b)	39,452	145,381
Akero Therapeutics, Inc.(a)	10,629	519,227
Aldeyra Therapeutics, Inc.(a)	9,821	49,007
Alector, Inc.(a)(b)	9,387	13,987
Alkermes PLC(a)	24,852	658,329
Allogene Therapeutics, Inc.(a)(b)	21,990	27,048
Altimmune, Inc.(a)(b)	10,771	39,745
Amicus Therapeutics, Inc.(a)	41,674	249,627
AnaptysBio, Inc.(a)(b)	2,976	73,061
Anavex Life Sciences Corp.(a)(b)	13,159	148,697
Anika Therapeutics, Inc.(a)	1,887	15,577
Annexon, Inc.(a)	12,220	29,328
Apellis Pharmaceuticals, Inc.(a)	16,746	374,106
Apogee Therapeutics, Inc.(a)(b)	4,974	190,305

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Arbutus Biopharma Corp.(a)(b)	22,306	$ 73,164
Arcellx, Inc.(a)	5,721	408,422
Arcturus Therapeutics Holdings, Inc.(a)	3,681	44,945
Arcus Biosciences, Inc.(a)	11,691	106,739
Arcutis Biotherapeutics, Inc.(a)(b)	16,575	241,663
Ardelyx, Inc.(a)	36,350	154,124
ArriVent Biopharma, Inc.(a)	3,171	61,866
Arrowhead Pharmaceuticals, Inc.(a)	18,502	292,332
ARS Pharmaceuticals, Inc.(a)(b)	8,342	147,487
Astria Therapeutics, Inc.(a)	7,000	48,440
aTyr Pharma, Inc.(a)(b)	13,663	64,489
Aura Biosciences, Inc.(a)(b)	6,875	47,369
Aurinia Pharmaceuticals, Inc.(a)(b)	18,815	173,945
Avidity Biosciences, Inc.(a)(b)	17,475	641,507
Avita Medical, Inc.(a)(b)	4,188	22,196
Beam Therapeutics, Inc.(a)(b)	14,614	288,042
Benitec Biopharma, Inc.(a)	2,312	25,270
Bicara Therapeutics, Inc.(a)(b)	5,641	62,672
BioCryst Pharmaceuticals, Inc.(a)	32,030	260,724
Biohaven Ltd.(a)	13,324	201,192
Bridgebio Pharma, Inc.(a)(b)	24,147	1,141,429
Bright Minds Biosciences, Inc.(a)	1,036	34,986
Candel Therapeutics, Inc.(a)(b)	6,583	42,427
Capricor Therapeutics, Inc.(a)(b)	5,410	44,254
Cardiff Oncology, Inc.(a)(b)	7,264	17,216
CareDx, Inc.(a)	8,164	100,295
Cargo Therapeutics, Inc.(a)	4,399	19,664
Cartesian Therapeutics, Inc.(a)(b)	1,749	22,405
Catalyst Pharmaceuticals, Inc.(a)	17,268	368,326
Celcuity, Inc.(a)	4,484	175,616
Celldex Therapeutics, Inc.(a)	9,923	218,108
CG oncology, Inc.(a)(b)	8,369	223,369
Cidara Therapeutics, Inc.(a)	2,559	162,010
Cogent Biosciences, Inc.(a)	16,213	185,152
Coherus Oncology, Inc.(a)	22,239	20,909
Compass Therapeutics, Inc.(a)	16,644	49,433
Corvus Pharmaceuticals, Inc.(a)(b)	8,512	35,495
Crinetics Pharmaceuticals, Inc.(a)	14,097	403,033
CRISPR Therapeutics AG(a)(b)	12,749	717,259
Cullinan Therapeutics, Inc.(a)	7,949	61,764
Cytokinetics, Inc.(a)	17,874	672,777
Day One Biopharmaceuticals, Inc.(a)(b)	12,598	84,533
Denali Therapeutics, Inc.(a)	20,516	283,736
Design Therapeutics, Inc.(a)	3,449	13,348
DiaMedica Therapeutics, Inc.(a)	3,522	14,863
Dianthus Therapeutics, Inc.(a)(b)	3,140	64,904
Disc Medicine, Inc.(a)(b)	3,739	223,443
Dynavax Technologies Corp.(a)	16,979	186,429
Dyne Therapeutics, Inc.(a)	14,530	143,120
Editas Medicine, Inc.(a)	12,174	30,557
Eledon Pharmaceuticals, Inc.(a)	10,548	33,226
Emergent BioSolutions, Inc.(a)(b)	8,380	49,274
Enanta Pharmaceuticals, Inc.(a)	3,569	27,053
Entrada Therapeutics, Inc.(a)(b)	4,226	24,849
Erasca, Inc.(a)(b)	25,319	35,826
Exact Sciences Corp.(a)	28,811	1,352,676
Exelixis, Inc.(a)	41,720	1,511,098
Fate Therapeutics, Inc.(a)	12,442	13,686
Fennec Pharmaceuticals, Inc.(a)	2,977	24,352
Foghorn Therapeutics, Inc.(a)	4,633	24,323
Geron Corp.(a)	89,946	103,438
Gossamer Bio, Inc.(a)(b)	29,510	60,200
GRAIL, Inc.(a)	4,707	161,026
Security	Shares	Value
Biotechnology (continued)
Greenwich Lifesciences, Inc.(a)(b)	1,301	$ 14,233
Gyre Therapeutics, Inc.(a)(b)	1,694	11,943
Halozyme Therapeutics, Inc.(a)	18,915	1,134,333
Heron Therapeutics, Inc.(a)(b)	20,897	36,152
Humacyte, Inc.(a)(b)	18,654	44,770
Ideaya Biosciences, Inc.(a)(b)	13,276	323,271
ImmunityBio, Inc.(a)(b)	36,245	89,163
Immunome, Inc.(a)(b)	11,049	116,235
Immunovant, Inc.(a)	11,290	181,543
Inhibikase Therapeutics, Inc.(a)	6,891	10,888
Inhibrx Biosciences, Inc.(a)	1,426	31,258
Inmune Bio, Inc.(a)(b)	2,296	6,268
Insmed, Inc.(a)	27,653	2,966,614
Intellia Therapeutics, Inc.(a)(b)	15,631	181,945
Ionis Pharmaceuticals, Inc.(a)	24,302	1,044,500
Iovance Biotherapeutics, Inc.(a)(b)	38,501	98,948
Ironwood Pharmaceuticals, Inc., Class A(a)	18,530	14,157
iTeos Therapeutics, Inc.(a)	4,573	46,370
Jade Biosciences, Inc.(b)	4,960	35,662
Janux Therapeutics, Inc.(a)	6,093	146,323
KalVista Pharmaceuticals, Inc.(a)(b)	6,156	83,906
Keros Therapeutics, Inc.(a)(b)	5,078	72,717
Kodiak Sciences, Inc.(a)	5,314	34,940
Korro Bio, Inc.(a)	609	9,111
Krystal Biotech, Inc.(a)(b)	3,794	583,783
Kura Oncology, Inc.(a)	11,320	68,486
Kymera Therapeutics, Inc.(a)	7,266	317,887
Larimar Therapeutics, Inc.(a)	5,058	17,501
Lexeo Therapeutics, Inc.(a)	2,923	13,826
Madrigal Pharmaceuticals, Inc.(a)(b)	2,606	788,341
MannKind Corp.(a)	48,288	182,529
MeiraGTx Holdings PLC(a)(b)	7,888	60,343
Metsera, Inc.(a)(b)	2,703	89,172
MiMedx Group, Inc.(a)	18,447	132,634
Mineralys Therapeutics, Inc.(a)	6,190	87,588
Mirum Pharmaceuticals, Inc.(a)	6,813	352,096
Monopar Therapeutics, Inc.(a)(b)	871	35,868
Monte Rosa Therapeutics, Inc.(a)(b)	5,824	28,829
Myriad Genetics, Inc.(a)	14,428	55,404
Neurocrine Biosciences, Inc.(a)	14,993	1,922,552
Neurogene, Inc.(a)	1,645	35,812
Nkarta, Inc.(a)	5,860	12,716
Novavax, Inc.(a)(b)	22,582	150,170
Nurix Therapeutics, Inc.(a)	11,904	134,039
Nuvalent, Inc., Class A(a)	6,559	513,898
Nuvectis Pharma, Inc.(a)(b)	2,341	16,293
Olema Pharmaceuticals, Inc.(a)(b)	8,639	44,404
Organogenesis Holdings, Inc., Class A(a)(b)	10,612	49,027
ORIC Pharmaceuticals, Inc.(a)	6,234	62,153
Oruka Therapeutics, Inc.(b)	4,102	55,746
Palvella Therapeutics, Inc.(a)(b)	1,315	48,103
Perspective Therapeutics, Inc.(a)	7,773	29,848
Praxis Precision Medicines, Inc.(a)(b)	2,654	143,900
Precigen, Inc.(a)	21,923	37,488
Prime Medicine, Inc.(a)(b)	9,010	33,697
Protagonist Therapeutics, Inc.(a)	8,917	480,270
Protalix BioTherapeutics, Inc.(a)	12,426	18,142
Protara Therapeutics, Inc.(a)	4,023	12,471
Prothena Corp. PLC(a)	5,972	41,028
PTC Therapeutics, Inc.(a)	11,756	612,605
Puma Biotechnology, Inc.(a)	5,546	17,248
Recursion Pharmaceuticals, Inc., Class A(a)(b)	52,392	311,732
REGENXBIO, Inc.(a)	7,263	61,808
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Relay Therapeutics, Inc.(a)	19,702	$ 69,351
Replimune Group, Inc.(a)(b)	10,286	72,311
Revolution Medicines, Inc.(a)(b)	26,753	997,084
Rezolute, Inc.(a)(b)	10,301	61,291
Rhythm Pharmaceuticals, Inc.(a)	8,333	710,222
Rigel Pharmaceuticals, Inc.(a)(b)	2,880	60,653
Rocket Pharmaceuticals, Inc.(a)	12,490	38,094
Roivant Sciences Ltd.(a)	59,289	673,523
Sana Biotechnology, Inc.(a)(b)	22,442	91,115
Sarepta Therapeutics, Inc.(a)	14,189	232,983
Savara, Inc.(a)(b)	20,260	52,473
Scholar Rock Holding Corp.(a)(b)	12,434	460,680
SELLAS Life Sciences Group, Inc.(a)(b)	16,387	26,055
Sionna Therapeutics, Inc.(a)(b)	1,924	32,246
Soleno Therapeutics, Inc.(a)	6,104	527,813
Solid Biosciences, Inc.(a)	10,233	69,994
Spyre Therapeutics, Inc.(a)	8,076	137,050
Stoke Therapeutics, Inc.(a)(b)	5,800	74,530
Summit Therapeutics, Inc.(a)(b)	17,967	473,790
Syndax Pharmaceuticals, Inc.(a)	12,622	125,210
Tango Therapeutics, Inc.(a)(b)	11,836	71,489
Taysha Gene Therapies, Inc.(a)(b)	27,655	75,498
Tectonic Therapeutic, Inc.(a)	1,775	39,387
TG Therapeutics, Inc.(a)	22,139	785,934
Tonix Pharmaceuticals Holding Corp.(a)(b)	1,194	44,990
Tourmaline Bio, Inc.(a)	3,182	70,418
Travere Therapeutics, Inc.(a)	13,709	211,804
TuHURA Biosciences, Inc.(a)(b)	3,716	9,216
Twist Bioscience Corp.(a)	9,180	308,173
Tyra Biosciences, Inc.(a)(b)	3,517	38,441
Ultragenyx Pharmaceutical, Inc.(a)	13,919	380,267
United Therapeutics Corp.(a)	6,882	1,890,485
Upstream Bio, Inc.(a)(b)	5,366	82,153
UroGen Pharma Ltd.(a)	5,310	101,209
Vanda Pharmaceuticals, Inc.(a)	9,557	40,713
Vaxcyte, Inc.(a)(b)	19,118	649,056
Vera Therapeutics, Inc., Class A(a)	7,910	164,449
Veracyte, Inc.(a)(b)	12,004	282,214
Verastem, Inc.(a)(b)	6,853	42,283
Vericel Corp.(a)	7,556	264,007
Viking Therapeutics, Inc.(a)(b)	16,874	549,586
Vir Biotechnology, Inc.(a)	14,121	71,593
Viridian Therapeutics, Inc.(a)(b)	11,135	195,085
Voyager Therapeutics, Inc.(a)(b)	6,114	19,504
Xencor, Inc.(a)	10,315	85,821
Xenon Pharmaceuticals, Inc.(a)	11,680	356,707
XOMA Royalty Corp.(a)(b)	1,120	27,866
Y-mAbs Therapeutics, Inc.(a)	6,196	27,696
Zenas Biopharma, Inc.(a)(b)	2,606	40,940
Zymeworks, Inc.(a)(b)	8,635	108,456
		43,267,904
Broadline Retail — 0.3%
Dillard’s, Inc., Class A(b)	470	219,457
Etsy, Inc.(a)	16,028	933,952
Groupon, Inc.(a)(b)	3,702	114,170
Kohl’s Corp.(b)	15,879	172,128
Macy’s, Inc.	43,811	553,333
Ollie’s Bargain Outlet Holdings, Inc.(a)	9,476	1,294,706
Savers Value Village, Inc.(a)	3,166	32,958
		3,320,704
Security	Shares	Value
Building Products — 1.8%
A O Smith Corp.	17,888	$ 1,266,292
AAON, Inc.	10,404	868,733
Advanced Drainage Systems, Inc.	10,971	1,258,922
Allegion PLC	13,364	2,217,355
American Woodmark Corp.(a)	2,309	121,476
Apogee Enterprises, Inc.	3,339	140,205
Armstrong World Industries, Inc.	6,610	1,243,804
AZZ, Inc.	4,491	491,764
CSW Industrials, Inc.	2,481	643,770
Fortune Brands Innovations, Inc.	18,986	1,035,496
Gibraltar Industries, Inc.(a)	4,506	297,531
Griffon Corp.	6,147	499,567
Hayward Holdings, Inc.(a)	31,149	479,072
Insteel Industries, Inc.	2,821	101,838
Janus International Group, Inc.(a)	21,117	180,973
JELD-WEN Holding, Inc.(a)	12,764	57,438
Masterbrand, Inc.(a)	19,399	213,971
Owens Corning	13,216	1,842,707
Quanex Building Products Corp.	7,094	138,191
Resideo Technologies, Inc.(a)(b)	22,716	620,147
Simpson Manufacturing Co., Inc.	6,430	1,153,735
Tecnoglass, Inc.	3,717	290,037
Trex Co., Inc.(a)	16,468	1,057,904
UFP Industries, Inc.	9,335	914,830
Zurn Elkay Water Solutions Corp.	22,924	1,014,387
		18,150,145
Capital Markets — 3.2%
Acadian Asset Management, Inc.	4,657	194,616
Affiliated Managers Group, Inc.	4,424	928,465
AlTi Global, Inc., Class A(a)(b)	7,870	32,188
Artisan Partners Asset Management, Inc., Class A	10,453	472,998
Bakkt Holdings, Inc., Class A(a)	996	9,860
BGC Group, Inc., Class A	56,550	524,219
Carlyle Group, Inc.	40,937	2,483,238
Cohen & Steers, Inc.	4,595	338,008
Diamond Hill Investment Group, Inc., Class A	659	89,341
DigitalBridge Group, Inc.(b)	26,824	288,090
Donnelley Financial Solutions, Inc.(a)	4,096	216,924
Evercore, Inc., Class A	5,711	1,719,811
FactSet Research Systems, Inc.	5,935	2,391,211
Forge Global Holdings, Inc.(a)	1,269	27,816
Franklin Resources, Inc.	48,956	1,174,944
Freedom Holding Corp.(a)(b)	2,779	516,380
GCM Grosvenor, Inc., Class A	8,783	103,552
Hamilton Lane, Inc., Class A	6,240	950,352
Houlihan Lokey, Inc., Class A	8,723	1,663,127
Invesco Ltd.	56,598	1,189,124
Janus Henderson Group PLC	20,605	892,197
Jefferies Financial Group, Inc.	24,132	1,391,451
Lazard, Inc.	17,523	910,846
Marex Group PLC	5,205	200,809
MarketAxess Holdings, Inc.	5,671	1,165,391
MarketWise, Inc., Class A	640	11,776
Moelis & Co., Class A	5,617	393,976
Morningstar, Inc.	3,628	1,002,997
Open Lending Corp.(a)	15,919	34,863
P10, Inc., Class A	3,292	40,492
Patria Investments Ltd., Class A	10,041	140,072
Perella Weinberg Partners, Class A	10,192	203,228
Piper Sandler Cos.	2,795	881,319
PJT Partners, Inc., Class A	3,665	654,642
SEI Investments Co.	16,538	1,457,329

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Siebert Financial Corp.(a)	2,509	$ 10,212
Silvercrest Asset Management Group, Inc., Class A	2,576	42,143
StepStone Group, Inc., Class A	10,058	597,043
Stifel Financial Corp.	16,207	1,849,543
StoneX Group, Inc.(a)	7,150	695,266
TPG, Inc., Class A	20,650	1,178,495
Value Line, Inc.	72	2,674
Victory Capital Holdings, Inc., Class A	7,278	501,527
Virtu Financial, Inc., Class A	12,985	573,158
Virtus Investment Partners, Inc.	1,217	235,258
Westwood Holdings Group, Inc.	1,819	31,796
WisdomTree, Inc.	20,111	266,873
XP, Inc., Class A	63,105	1,018,515
		31,698,155
Chemicals — 1.9%
AdvanSix, Inc.	4,085	82,190
Albemarle Corp.	18,239	1,237,516
American Vanguard Corp.	4,706	18,165
Arq, Inc.(a)	4,881	26,113
Ashland, Inc.	7,360	379,482
ASP Isotopes, Inc.(a)	8,489	76,995
Aspen Aerogels, Inc.(a)	9,731	74,540
Avient Corp.	14,339	452,682
Axalta Coating Systems Ltd.(a)	33,942	961,237
Balchem Corp.	4,880	744,054
Cabot Corp.	8,435	608,838
Celanese Corp., Class A	17,347	906,034
Chemours Co.	23,687	283,770
Core Molding Technologies, Inc.(a)(b)	749	12,463
Eastman Chemical Co.	18,000	1,306,980
Ecovyst, Inc.(a)	16,648	143,339
Element Solutions, Inc.	34,879	823,144
Flotek Industries, Inc.(a)(b)	2,355	28,378
FMC Corp.	19,164	748,163
Ginkgo Bioworks Holdings, Inc.(a)(b)	5,984	78,630
Hawkins, Inc.	2,957	482,819
HB Fuller Co.	8,347	469,101
Huntsman Corp.	25,432	246,690
Ingevity Corp.(a)	5,567	232,645
Innospec, Inc.	3,756	300,104
Intrepid Potash, Inc.(a)	1,632	54,313
Koppers Holdings, Inc.	3,134	102,983
Kronos Worldwide, Inc.	3,945	21,106
LSB Industries, Inc.(a)	8,794	67,978
Mativ Holdings, Inc.	8,107	53,668
Minerals Technologies, Inc.	4,961	288,482
Mosaic Co.	49,080	1,767,371
NewMarket Corp.	915	628,605
Olin Corp.	18,839	356,811
Orion SA	8,810	85,457
Perimeter Solutions, Inc.(a)	21,267	343,037
PureCycle Technologies, Inc.(a)(b)	20,078	269,246
Quaker Chemical Corp.	2,194	251,038
Rayonier Advanced Materials, Inc.(a)	9,905	38,035
RPM International, Inc.	19,731	2,316,617
Scotts Miracle-Gro Co.	6,783	425,023
Sensient Technologies Corp.	6,475	727,078
Solesence, Inc.(a)	2,587	8,873
Stepan Co.	3,292	167,135
Security	Shares	Value
Chemicals (continued)
Trinseo PLC	5,586	$ 14,915
Tronox Holdings PLC	18,292	58,352
Valhi, Inc.	773	12,136
		18,782,331
Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	9,679	446,492
ACCO Brands Corp.	11,796	44,235
Acme United Corp.	726	29,171
ACV Auctions, Inc., Class A(a)(b)	26,208	372,416
BrightView Holdings, Inc.(a)(b)	9,176	146,357
Brink’s Co.	6,691	584,392
Casella Waste Systems, Inc., Class A(a)	9,518	1,034,892
CECO Environmental Corp.(a)(b)	4,434	199,308
Cimpress PLC(a)(b)	2,369	131,029
Clean Harbors, Inc.(a)	7,905	1,864,078
CompX International, Inc.	59	1,375
CoreCivic, Inc.(a)	16,378	328,215
Deluxe Corp.	7,116	114,568
Driven Brands Holdings, Inc.(a)(b)	9,043	152,827
Ennis, Inc.	3,613	64,311
Enviri Corp.(a)	12,023	108,207
GEO Group, Inc.(a)	21,126	547,586
Healthcare Services Group, Inc.(a)	11,309	147,130
HNI Corp.	7,251	372,991
Interface, Inc., Class A	8,942	184,384
Liquidity Services, Inc.(a)	3,621	86,470
MillerKnoll, Inc.	10,718	203,428
Montrose Environmental Group, Inc.(a)(b)	4,905	111,294
MSA Safety, Inc.	5,721	1,017,594
NL Industries, Inc.	1,499	9,249
OPENLANE, Inc.(a)	16,365	403,234
Perma-Fix Environmental Services, Inc.(a)(b)	2,512	28,938
Pitney Bowes, Inc.	8,042	91,357
Quad/Graphics, Inc., Class A	5,703	30,397
Steelcase, Inc., Class A	14,114	145,798
Tetra Tech, Inc.	41,549	1,526,510
UniFirst Corp.	2,307	394,566
Vestis Corp.	17,647	106,941
Virco Mfg. Corp.	1,166	9,025
VSE Corp.	3,154	493,727
		11,532,492
Communications Equipment(a) — 0.9%
ADTRAN Holdings, Inc.	12,027	111,731
Applied Optoelectronics, Inc.(b)	8,342	190,782
Aviat Networks, Inc.(b)	1,545	33,372
BK Technologies Corp.	292	11,341
Calix, Inc.	9,104	516,106
Ciena Corp.	21,906	2,033,753
Clearfield, Inc.	1,869	81,881
CommScope Holding Co., Inc.	32,175	263,835
Digi International, Inc.	5,473	178,474
Extreme Networks, Inc.	19,953	352,370
F5, Inc.	8,944	2,803,228
Harmonic, Inc.	16,762	142,645
Inseego Corp.	1,724	11,413
Lumentum Holdings, Inc.	10,677	1,175,324
NETGEAR, Inc.	4,366	101,509
NetScout Systems, Inc.	10,278	220,155
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Ribbon Communications, Inc.	14,429	$ 54,253
Viasat, Inc.	17,367	285,340
Viavi Solutions, Inc.	33,799	339,680
		8,907,192
Construction & Engineering — 2.6%
AECOM	20,613	2,323,910
Ameresco, Inc., Class A(a)	4,984	84,329
API Group Corp.(a)	57,222	2,063,997
Arcosa, Inc.	7,459	640,579
Argan, Inc.	2,031	497,554
Bowman Consulting Group Ltd.(a)	2,091	72,516
Centuri Holdings, Inc.(a)(b)	2,632	57,378
Comfort Systems USA, Inc.	5,393	3,792,897
Concrete Pumping Holdings, Inc.	4,872	33,276
Construction Partners, Inc., Class A(a)(b)	7,190	725,111
Dycom Industries, Inc.(a)	4,306	1,157,496
EMCOR Group, Inc.	6,860	4,304,581
Everus Construction Group, Inc.(a)	7,878	585,020
Fluor Corp.(a)	25,819	1,465,745
Granite Construction, Inc.	6,757	638,334
Great Lakes Dredge & Dock Corp.(a)	10,072	111,598
IES Holdings, Inc.(a)	1,392	491,473
Limbach Holdings, Inc.(a)(b)	1,576	215,912
MasTec, Inc.(a)	9,677	1,830,985
Matrix Service Co.(a)	3,991	60,982
MYR Group, Inc.(a)	2,379	460,336
NWPX Infrastructure, Inc.(a)	1,333	55,693
Orion Group Holdings, Inc.(a)(b)	5,778	42,815
Primoris Services Corp.	8,307	782,270
Sterling Infrastructure, Inc.(a)	4,591	1,228,506
Tutor Perini Corp.(a)(b)	6,878	331,176
Valmont Industries, Inc.	3,088	1,123,878
WillScot Holdings Corp., Class A	28,268	829,666
		26,008,013
Construction Materials — 0.3%
Eagle Materials, Inc.	5,079	1,139,169
James Hardie Industries PLC(a)	22,667	587,982
Knife River Corp.(a)	8,724	719,555
Smith-Midland Corp.(a)	588	20,445
Titan America SA	3,597	51,617
United States Lime & Minerals Inc	1,607	160,025
		2,678,793
Consumer Finance — 1.3%
Ally Financial, Inc.	43,604	1,650,411
Atlanticus Holdings Corp.(a)(b)	1,005	49,878
Bread Financial Holdings, Inc.	3,607	221,109
Consumer Portfolio Services, Inc.(a)	1,657	13,090
Credit Acceptance Corp.(a)(b)	1,089	533,915
Dave, Inc., Class A(a)	1,437	338,845
Encore Capital Group, Inc.(a)	3,656	134,833
Enova International, Inc.(a)	3,919	409,771
FirstCash Holdings, Inc.	6,189	824,932
Green Dot Corp., Class A(a)	8,647	87,508
LendingClub Corp.(a)	17,974	280,215
LendingTree, Inc.(a)	1,624	75,808
Medallion Financial Corp.	3,591	36,664
Navient Corp.	13,954	180,565
Nelnet, Inc., Class A	2,362	294,707
NerdWallet, Inc., Class A(a)	6,125	64,864
OneMain Holdings, Inc.	19,352	1,118,352
Security	Shares	Value
Consumer Finance (continued)
Oportun Financial Corp.(a)	5,406	$ 33,139
OppFi, Inc., Class A	3,713	39,506
PRA Group, Inc.(a)	6,204	94,301
PROG Holdings, Inc.	6,186	196,962
Regional Management Corp.	1,483	49,295
SLM Corp.	32,657	1,038,492
SoFi Technologies, Inc.(a)	165,221	3,730,690
Upstart Holdings, Inc.(a)(b)	12,955	1,058,942
World Acceptance Corp.(a)	614	96,594
		12,653,388
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	64,857	1,246,552
Andersons, Inc.	5,149	184,952
BJ’s Wholesale Club Holdings, Inc.(a)	20,269	2,146,487
Casey’s General Stores, Inc.	5,730	2,980,345
Chefs’ Warehouse, Inc.(a)	5,434	372,555
Grocery Outlet Holding Corp.(a)	14,582	192,045
Guardian Pharmacy Services, Inc., Class A(a)(b)	2,050	42,845
HF Foods Group, Inc.(a)	4,561	12,360
Ingles Markets, Inc., Class A	2,056	129,384
Maplebear, Inc.(a)	26,601	1,276,050
Natural Grocers by Vitamin Cottage, Inc.	1,981	75,060
Performance Food Group Co.(a)	23,700	2,379,480
PriceSmart, Inc.	3,799	408,393
SpartanNash Co.	5,147	136,601
Sprouts Farmers Market, Inc.(a)	15,168	2,298,559
U.S. Foods Holding Corp.(a)	35,670	2,972,381
United Natural Foods, Inc.(a)	9,055	250,280
Village Super Market, Inc., Class A	1,242	42,725
Walgreens Boots Alliance, Inc.	110,324	1,284,171
Weis Markets, Inc.	2,437	176,463
		18,607,688
Containers & Packaging — 1.2%
AptarGroup, Inc.	10,043	1,578,157
Ardagh Metal Packaging SA	22,303	88,320
Avery Dennison Corp.	12,073	2,025,487
Crown Holdings, Inc.	18,011	1,789,573
Graphic Packaging Holding Co.	46,356	1,036,520
Greif, Inc., Class A	3,975	252,134
Greif, Inc., Class B	651	42,738
Myers Industries, Inc.	5,877	86,098
O-I Glass, Inc.(a)	23,779	309,365
Packaging Corp. of America	13,721	2,658,444
Ranpak Holdings Corp., Class A(a)	7,379	26,933
Sealed Air Corp.	22,594	661,327
Silgan Holdings, Inc.	13,600	632,808
Sonoco Products Co.	14,997	675,915
TriMas Corp.	5,058	180,722
		12,044,541
Distributors — 0.3%
A-Mark Precious Metals, Inc.	2,892	61,542
GigaCloud Technology, Inc., Class A(a)(b)	4,044	90,060
LKQ Corp.	40,337	1,188,731
Pool Corp.	5,536	1,705,863
Weyco Group, Inc.	661	19,222
		3,065,418
Diversified Consumer Services — 1.2%
ADT, Inc.	63,552	530,659
Adtalem Global Education, Inc.(a)	5,652	645,854
American Public Education, Inc.(a)	2,577	76,073

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions, Inc.(a)	8,773	$ 992,226
Carriage Services, Inc.	1,857	83,416
Coursera, Inc.(a)	21,039	265,933
Duolingo, Inc., Class A(a)	5,822	2,017,614
European Wax Center, Inc., Class A(a)	3,470	16,240
Frontdoor, Inc.(a)	11,351	664,034
Graham Holdings Co., Class B	497	474,227
Grand Canyon Education, Inc.(a)	4,220	711,619
H&R Block, Inc.	20,469	1,112,285
KinderCare Learning Cos., Inc.(a)	4,770	45,840
Laureate Education, Inc., Class A(a)	19,869	449,039
Lincoln Educational Services Corp.(a)	5,005	114,464
Matthews International Corp., Class A	4,451	104,554
Mister Car Wash, Inc.(a)	14,384	83,068
Nerdy, Inc., Class A(a)	12,166	18,371
OneSpaWorld Holdings Ltd.	14,279	315,852
Perdoceo Education Corp.	9,433	271,482
Service Corp. International	21,596	1,647,991
Strategic Education, Inc.	3,640	269,888
Stride, Inc.(a)	6,547	839,522
Udemy, Inc.(a)	14,004	106,570
Universal Technical Institute, Inc.(a)	7,110	229,084
		12,085,905
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	11,190	201,196
Alpine Income Property Trust, Inc.	860	12,083
American Assets Trust, Inc.	8,134	154,790
Armada Hoffler Properties, Inc.	11,261	76,913
Broadstone Net Lease, Inc.	29,451	478,284
CTO Realty Growth, Inc.	4,002	66,073
Essential Properties Realty Trust, Inc.	30,090	917,444
Gladstone Commercial Corp.	6,470	85,081
Global Net Lease, Inc.	29,955	209,385
Modiv Industrial, Inc.	2,033	29,174
NexPoint Diversified Real Estate Trust	3,872	16,998
One Liberty Properties, Inc.	2,324	52,011
		2,299,432
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(a)	1,888	41,932
AST SpaceMobile, Inc., Class A(a)(b)	26,707	1,420,011
ATN International, Inc.	1,101	18,882
Bandwidth, Inc., Class A(a)	4,060	56,475
Cogent Communications Holdings, Inc.	6,852	312,383
Frontier Communications Parent, Inc.(a)	36,359	1,335,830
GCI Liberty, Inc., Class A, Class A(a)	663	21,906
GCI Liberty, Inc., Class C, Class C(a)	3,312	110,124
Globalstar, Inc.(a)(b)	7,492	175,987
IDT Corp., Class B	2,503	147,452
Iridium Communications, Inc.	14,921	364,968
Liberty Global Ltd., Class A(a)	26,105	261,572
Liberty Global Ltd., Class C(a)	21,161	216,477
Liberty Latin America Ltd., Class A(a)	7,788	54,905
Liberty Latin America Ltd., Class C(a)	16,067	114,718
Lumen Technologies, Inc.(a)	147,761	657,536
Shenandoah Telecommunications Co.	7,743	113,667
		5,424,825
Electric Utilities — 0.9%
ALLETE, Inc.	9,106	600,359
Genie Energy Ltd., Class B	3,246	65,959
Hawaiian Electric Industries, Inc.(a)	26,566	284,787
Security	Shares	Value
Electric Utilities (continued)
IDACORP, Inc.	8,341	$ 1,045,378
MGE Energy, Inc.	5,543	470,822
OGE Energy Corp.	31,789	1,443,856
Oklo, Inc., Class A(a)(b)	15,820	1,211,654
Otter Tail Corp.	6,046	466,630
Pinnacle West Capital Corp.	18,763	1,700,303
Portland General Electric Co.	16,847	692,749
TXNM Energy, Inc.	14,311	812,722
		8,795,219
Electrical Equipment — 1.5%
Acuity, Inc.	4,792	1,491,989
Allient, Inc.	2,251	90,738
American Superconductor Corp.(a)	5,887	334,676
Amprius Technologies, Inc.(a)	14,629	101,379
Array Technologies, Inc.(a)(b)	23,242	151,073
Atkore, Inc.	5,311	409,053
Bloom Energy Corp., Class A(a)(b)	31,405	1,174,233
Complete Solaria, Inc.(a)	7,432	11,668
EnerSys	5,960	550,525
Enovix Corp.(a)(b)	25,122	336,635
Eos Energy Enterprises, Inc., Class A(a)(b)	34,669	197,613
Fluence Energy, Inc., Class A(a)(b)	11,792	95,751
Generac Holdings, Inc.(a)(b)	9,073	1,766,422
Hyliion Holdings Corp.(a)(b)	20,795	31,193
KULR Technology Group, Inc.(a)(b)	5,324	29,229
LSI Industries, Inc.	4,093	74,902
NANO Nuclear Energy, Inc.(a)(b)	4,100	145,263
Net Power, Inc., Class A(a)(b)	4,000	11,520
NEXTracker, Inc., Class A(a)	21,796	1,269,835
NuScale Power Corp., Class A(a)(b)	19,297	968,902
nVent Electric PLC	25,251	1,980,183
Plug Power, Inc.(a)(b)	144,529	216,794
Powell Industries, Inc.	1,477	350,197
Power Solutions International, Inc.(a)	999	93,656
Preformed Line Products Co.	368	56,794
Regal Rexnord Corp.	10,248	1,566,714
Sensata Technologies Holding PLC	22,507	692,315
Shoals Technologies Group, Inc., Class A(a)(b)	25,632	138,157
SKYX Platforms Corp.(a)	9,577	9,577
Sunrun, Inc.(a)(b)	31,962	327,930
T1 Energy, Inc.(a)(b)	16,980	20,206
Thermon Group Holdings, Inc.(a)	4,968	140,495
Vicor Corp.(a)	3,461	153,807
		14,989,424
Electronic Equipment, Instruments & Components — 3.0%
908 Devices, Inc.(a)	3,169	20,757
Advanced Energy Industries, Inc.	5,760	800,179
Aeva Technologies, Inc.(a)(b)	4,700	87,608
Arlo Technologies, Inc.(a)	14,970	242,514
Arrow Electronics, Inc.(a)	8,101	939,716
Avnet, Inc.	13,658	723,055
Badger Meter, Inc.	4,531	855,272
Bel Fuse, Inc., Class A	212	24,280
Bel Fuse, Inc., Class B(b)	1,576	204,943
Belden, Inc.	6,186	764,899
Benchmark Electronics, Inc.	5,535	213,098
Climb Global Solutions, Inc.	653	77,054
Cognex Corp.	25,928	1,057,085
Coherent Corp.(a)	23,841	2,565,292
Crane NXT Co.	7,621	452,230
CTS Corp.	4,419	173,181
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.(a)	6,272	$ 101,732
ePlus, Inc.(a)	4,109	266,181
Evolv Technologies Holdings, Inc., Class A(a)(b)	18,174	119,131
Fabrinet(a)	5,544	1,794,759
Flex Ltd.(a)	59,511	2,967,814
Frequency Electronics, Inc.	869	23,115
Ingram Micro Holding Corp.	4,017	79,215
Insight Enterprises, Inc.(a)	4,296	509,420
IPG Photonics Corp.(a)	3,879	290,498
Itron, Inc.(a)	6,976	868,791
Jabil, Inc.	16,402	3,660,434
Kimball Electronics, Inc.(a)	3,684	69,112
Knowles Corp.(a)	13,021	264,457
Littelfuse, Inc.	3,800	977,854
Methode Electronics, Inc.	5,604	36,762
MicroVision, Inc.(a)(b)	33,188	36,839
Mirion Technologies, Inc., Class A(a)(b)	32,395	724,028
M-Tron Industries, Inc.(a)	329	14,469
Napco Security Technologies, Inc.	5,284	161,321
Neonode, Inc.(a)(b)	1,683	33,946
nLight, Inc.(a)	7,336	154,129
Novanta, Inc.(a)	5,443	669,598
OSI Systems, Inc.(a)	2,441	539,485
Ouster, Inc.(a)	7,751	181,218
PAR Technology Corp.(a)(b)	6,260	380,483
PC Connection, Inc.	1,916	118,006
Plexus Corp.(a)	4,132	526,830
Powerfleet, Inc.(a)	19,363	78,614
Red Cat Holdings, Inc.(a)(b)	11,987	99,252
Richardson Electronics Ltd.	1,153	11,622
Rogers Corp.(a)	2,783	182,509
Sanmina Corp.(a)	8,029	931,685
ScanSource, Inc.(a)	3,584	139,203
TD SYNNEX Corp.	12,358	1,784,372
TTM Technologies, Inc.(a)	15,530	733,792
Vishay Intertechnology, Inc.	18,473	302,772
Vishay Precision Group, Inc.(a)	1,793	47,550
Vontier Corp.	23,130	959,201
Vuzix Corp.(a)	10,266	20,635
		30,061,997
Energy Equipment & Services — 1.0%
Archrock, Inc.	25,509	595,890
Aris Water Solutions, Inc., Class A	4,743	100,884
Atlas Energy Solutions, Inc.	11,351	147,563
Borr Drilling Ltd.	37,648	76,425
Bristow Group, Inc.(a)	4,279	147,925
Cactus, Inc., Class A	10,362	438,416
Core Laboratories, Inc.	7,274	79,578
DMC Global, Inc.(a)	2,787	22,547
Energy Services of America Corp.(b)	2,047	22,374
Expro Group Holdings NV(a)(b)	15,503	167,122
Flowco Holdings, Inc., Class A	3,219	60,195
Forum Energy Technologies, Inc.(a)	1,352	26,648
Helix Energy Solutions Group, Inc.(a)	21,945	130,134
Helmerich & Payne, Inc.	14,973	242,712
Innovex International, Inc.(a)	5,605	92,034
Kodiak Gas Services, Inc.	8,125	262,681
Liberty Energy, Inc., Class A	24,817	306,242
Mammoth Energy Services, Inc.(a)	3,130	8,138
Nabors Industries Ltd.(a)(b)	2,045	71,125
National Energy Services Reunited Corp.(a)(b)	8,702	58,042
Security	Shares	Value
Energy Equipment & Services (continued)
Natural Gas Services Group, Inc.(a)	1,340	$ 32,281
Noble Corp. PLC	19,331	518,264
NOV, Inc.(b)	58,848	740,308
Oceaneering International, Inc.(a)	15,152	328,798
Oil States International, Inc.(a)	9,214	45,978
Patterson-UTI Energy, Inc.	55,111	325,706
ProFrac Holding Corp., Class A(a)(b)	1,901	13,345
ProPetro Holding Corp.(a)	12,372	66,314
Ranger Energy Services, Inc., Class A	2,196	29,404
RPC, Inc.	13,983	65,021
SEACOR Marine Holdings, Inc.(a)	2,135	10,675
Seadrill Ltd.(a)(b)	10,073	293,729
Select Water Solutions, Inc., Class A	14,290	137,613
Solaris Energy Infrastructure, Inc., Class A	5,638	184,194
TechnipFMC PLC	64,435	2,343,501
TETRA Technologies, Inc.(a)	20,168	82,689
Tidewater, Inc.(a)(b)	7,740	387,077
Transocean Ltd.(a)(b)	112,003	327,049
Valaris Ltd.(a)	9,876	480,270
Weatherford International PLC	11,159	631,041
		10,099,932
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(a)	66,724	193,500
Atlanta Braves Holdings, Inc., Class A(a)	1,302	61,324
Atlanta Braves Holdings, Inc., Class C(a)	6,945	309,469
Cinemark Holdings, Inc.	16,524	444,000
CuriosityStream, Inc., Class A	5,521	26,777
Eventbrite, Inc., Class A(a)	13,436	32,784
Gaia, Inc., Class A(a)	2,447	10,277
Golden Matrix Group, Inc.(a)(b)	1,150	1,708
IMAX Corp.(a)	6,525	168,280
Liberty Media Corp.-Liberty Live, Class A(a)	3,162	258,652
Liberty Media Corp.-Liberty Live, Class C(a)	7,056	594,327
Lionsgate Studios Corp.(a)(b)	29,123	172,408
Madison Square Garden Entertainment Corp., Class A(a)	5,964	225,379
Madison Square Garden Sports Corp., Class A(a)	2,443	493,730
Marcus Corp.	3,510	57,459
Playstudios, Inc., Class A(a)	19,532	22,462
Playtika Holding Corp.	9,711	43,262
Reservoir Media, Inc.(a)	1,932	15,340
Roku, Inc., Class A(a)	20,023	1,885,366
Sphere Entertainment Co., Class A(a)(b)	4,264	183,565
Starz Entertainment Corp.(a)(b)	1,749	25,448
Vivid Seats, Inc., Class A(a)	12,725	19,724
		5,245,241
Financial Services — 2.2%
Acacia Research Corp.(a)(b)	3,963	14,029
Affirm Holdings, Inc., Class A(a)	41,610	2,852,782
Alerus Financial Corp.	3,558	75,216
AvidXchange Holdings, Inc.(a)	27,094	267,147
Banco Latinoamericano de Comercio Exterior SA	4,894	195,564
Better Home & Finance Holding Co.(a)	746	9,653
Burford Capital Ltd.	29,755	382,352
Cannae Holdings, Inc.	8,599	183,847
Cantaloupe, Inc.(a)	8,091	89,567
Cass Information Systems, Inc.	2,181	87,262
Compass Diversified Holdings	10,951	69,977
Enact Holdings, Inc.	5,240	182,142
Equitable Holdings, Inc.	29,699	1,525,044
Essent Group Ltd.	15,262	854,519

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Euronet Worldwide, Inc.(a)	6,330	$ 615,149
EVERTEC, Inc.	9,894	357,668
Federal Agricultural Mortgage Corp., Class C	1,526	262,884
Finance Of America Cos., Inc., Class A(a)(b)	892	19,205
Flywire Corp.(a)	18,659	203,197
HA Sustainable Infrastructure Capital, Inc.	19,063	495,066
International Money Express, Inc.(a)	4,799	43,143
Jack Henry & Associates, Inc.	11,263	1,912,626
Jackson Financial, Inc., Class A	6,948	608,367
loanDepot, Inc., Class A(a)	14,986	23,828
Marqeta, Inc., Class A(a)	59,868	341,248
Merchants Bancorp	4,065	119,105
MGIC Investment Corp.	36,347	941,387
Mr. Cooper Group, Inc.(a)	9,790	1,524,499
NCR Atleos Corp.(a)	11,382	348,289
NewtekOne, Inc.	5,558	63,584
NMI Holdings, Inc., Class A(a)	12,284	458,439
Onity Group, Inc.(a)	962	36,287
Pagseguro Digital Ltd., Class A	27,593	216,053
Payoneer Global, Inc.(a)	42,860	281,590
Paysafe Ltd.(a)(b)	5,129	62,317
Paysign, Inc.(a)	5,335	39,692
PennyMac Financial Services, Inc., Class A	4,532	422,111
Priority Technology Holdings, Inc.(a)	4,372	29,948
Radian Group, Inc.	21,997	717,322
Remitly Global, Inc.(a)	24,009	396,149
Repay Holdings Corp., Class A(a)(b)	11,807	58,090
Security National Financial Corp., Class A(a)	2,058	17,452
Sezzle, Inc.(a)(b)	2,270	351,487
Shift4 Payments, Inc., Class A(a)(b)	10,280	1,058,840
StoneCo Ltd., Class A(a)	37,198	475,390
SWK Holdings Corp.	726	10,810
Triller Group, Inc.(a)(b)	16,328	8,802
UWM Holdings Corp., Class A	26,367	105,995
Velocity Financial, Inc.(a)	1,622	26,925
Voya Financial, Inc.	15,307	1,071,490
Walker & Dunlop, Inc.	5,046	378,501
Waterstone Financial, Inc.	2,790	37,135
Western Union Co.	45,994	370,252
WEX, Inc.(a)	5,318	902,358
		22,201,781
Food Products — 1.0%
Alico, Inc.(b)	665	21,466
B&G Foods, Inc.	11,206	45,945
Beyond Meat, Inc.(a)(b)	11,476	34,887
BRC, Inc., Class A(a)(b)	5,907	10,042
Calavo Growers, Inc.	2,445	64,303
Cal-Maine Foods, Inc.	7,071	785,871
Darling Ingredients, Inc.(a)	24,284	786,316
Dole PLC	10,432	148,552
Flowers Foods, Inc.	29,660	470,111
Fresh Del Monte Produce, Inc.	5,111	192,122
Freshpet, Inc.(a)	7,371	503,587
Hain Celestial Group, Inc.(a)	12,777	20,060
Ingredion, Inc.	10,004	1,315,926
J & J Snack Foods Corp.	2,271	256,373
John B Sanfilippo & Son, Inc.	1,127	71,350
Lamb Weston Holdings, Inc.	21,136	1,206,231
Lifeway Foods, Inc.(a)	950	23,959
Limoneira Co.	2,273	33,368
Mama’s Creations, Inc.(a)	5,224	43,150
Security	Shares	Value
Food Products (continued)
Marzetti Co.	3,052	$ 542,524
Mission Produce, Inc.(a)	6,805	83,974
Pilgrim’s Pride Corp.	6,467	306,471
Post Holdings, Inc.(a)	7,838	829,339
Seaboard Corp.	41	129,854
Seneca Foods Corp., Class A(a)	662	69,331
Simply Good Foods Co.(a)	13,980	425,831
Smithfield Foods, Inc.	4,131	99,640
SunOpta, Inc.(a)(b)	14,147	82,477
Tootsie Roll Industries, Inc.	2,503	94,939
TreeHouse Foods, Inc.(a)	7,629	146,629
Utz Brands, Inc., Class A	10,819	140,972
Vital Farms, Inc.(a)	5,102	189,794
Westrock Coffee Co.(a)(b)	5,837	38,816
WK Kellogg Co.	9,456	217,961
		9,432,171
Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A(b)	18,391	717,985
Chesapeake Utilities Corp.	3,384	405,674
MDU Resources Group, Inc.	31,831	549,085
National Fuel Gas Co.	13,958	1,211,415
New Jersey Resources Corp.	15,584	715,461
Northwest Natural Holding Co.	5,855	233,732
ONE Gas, Inc.	9,185	667,749
RGC Resources, Inc.	698	14,058
Southwest Gas Holdings, Inc.	9,969	778,978
Spire, Inc.	8,904	663,081
UGI Corp.	33,620	1,216,371
		7,173,589
Ground Transportation — 1.0%
ArcBest Corp.	3,701	270,654
Avis Budget Group, Inc.(a)	2,633	448,242
Covenant Logistics Group, Inc., Class A	2,300	55,545
FTAI Infrastructure, Inc.	15,759	98,809
Heartland Express, Inc.	5,677	44,394
Hertz Global Holdings, Inc.(a)(b)	18,416	118,047
Knight-Swift Transportation Holdings, Inc.	24,433	1,038,402
Landstar System, Inc.	5,222	696,458
Lyft, Inc., Class A(a)	61,804	868,964
Marten Transport Ltd.	8,099	98,484
PAMT Corp.(a)	732	8,294
Proficient Auto Logistics, Inc.(a)(b)	4,257	29,416
RXO, Inc.(a)(b)	24,413	377,181
Ryder System, Inc.	6,289	1,117,618
Saia, Inc.(a)	4,128	1,247,647
Schneider National, Inc., Class B	7,977	195,038
U-Haul Holding Co.(a)	1,113	64,398
U-Haul Holding Co., Series N	15,736	818,272
Universal Logistics Holdings, Inc.	1,167	27,926
Werner Enterprises, Inc.	9,236	256,022
XPO, Inc.(a)	17,795	2,140,560
		10,020,371
Health Care Equipment & Supplies — 1.6%
Accuray, Inc.(a)(b)	14,288	18,717
Alphatec Holdings, Inc.(a)(b)	17,734	187,626
AngioDynamics, Inc.(a)	6,128	54,294
Anteris Technologies Global Corp.(a)	3,483	11,180
Artivion, Inc.(a)	6,068	187,562
AtriCure, Inc.(a)	7,308	256,511
Avanos Medical, Inc.(a)	6,271	70,047
Axogen, Inc.(a)(b)	6,625	86,721
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Beta Bionics, Inc.(a)(b)	1,792	$ 30,088
Bioventus, Inc., Class A(a)	7,264	47,361
Butterfly Network, Inc., Class A(a)(b)	29,550	50,530
Ceribell, Inc.(a)(b)	3,799	54,706
Cerus Corp.(a)	29,178	37,348
ClearPoint Neuro, Inc.(a)(b)	4,160	43,264
CONMED Corp.	4,773	244,139
CVRx, Inc.(a)(b)	2,551	20,306
Delcath Systems, Inc.(a)	4,778	51,363
DENTSPLY SIRONA, Inc.	31,016	443,839
Electromed, Inc.(a)	1,340	24,401
Embecta Corp.	9,025	91,694
Enovis Corp.(a)	8,608	230,694
Envista Holdings Corp.(a)	25,928	489,780
Glaukos Corp.(a)	8,647	744,420
Globus Medical, Inc., Class A(a)	17,322	911,657
Haemonetics Corp.(a)	7,767	575,069
ICU Medical, Inc.(a)	3,743	480,639
Inogen, Inc.(a)	3,522	22,224
Inspire Medical Systems, Inc.(a)	4,418	550,218
Integer Holdings Corp.(a)	5,283	573,258
Integra LifeSciences Holdings Corp.(a)	10,351	136,012
iRadimed Corp.	1,223	71,350
iRhythm Technologies, Inc.(a)(b)	4,896	686,321
Kestra Medical Technologies Ltd.(a)	2,080	34,320
KORU Medical Systems, Inc.(a)(b)	8,148	28,192
Lantheus Holdings, Inc.(a)(b)	10,353	737,030
LeMaitre Vascular, Inc.	3,033	246,401
LENSAR, Inc.(a)(b)	1,588	20,469
LivaNova PLC(a)	8,449	356,463
Lucid Diagnostics, Inc.(a)	9,222	9,025
Masimo Corp.(a)	6,983	1,073,916
Merit Medical Systems, Inc.(a)	8,936	758,309
Myomo, Inc.(a)	5,030	9,708
Neogen Corp.(a)	32,610	151,636
Neuronetics, Inc.(a)	5,610	24,628
NeuroPace, Inc.(a)(b)	3,631	30,900
Novocure Ltd.(a)	15,675	181,360
Omnicell, Inc.(a)	7,016	217,566
OraSure Technologies, Inc.(a)	10,337	32,872
Orthofix Medical, Inc.(a)	4,601	50,795
OrthoPediatrics Corp.(a)	2,598	53,831
Outset Medical, Inc.(a)(b)	2,707	43,474
Penumbra, Inc.(a)	5,799	1,462,914
PROCEPT BioRobotics Corp.(a)(b)	8,121	393,950
Pro-Dex, Inc.(a)	307	15,365
Pulmonx Corp.(a)	5,546	10,205
Pulse Biosciences, Inc.(a)(b)	2,866	43,047
QuidelOrtho Corp.(a)	10,141	233,446
RxSight, Inc.(a)(b)	5,857	45,567
Sanara Medtech, Inc.(a)	615	14,864
SANUWAVE Health, Inc.(a)(b)	1,123	43,202
Semler Scientific, Inc.(a)	1,210	43,378
SI-BONE, Inc.(a)	6,289	107,102
Sight Sciences, Inc.(a)(b)	4,854	16,164
STAAR Surgical Co.(a)	7,425	133,019
Stereotaxis, Inc.(a)	9,381	21,295
Surmodics, Inc.(a)	2,009	72,123
Tactile Systems Technology, Inc.(a)	3,156	31,497
Tandem Diabetes Care, Inc.(a)	10,129	157,810
Teleflex, Inc.	6,967	832,556
TransMedics Group, Inc.(a)	5,043	599,966
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Treace Medical Concepts, Inc.(a)	6,856	$ 36,817
UFP Technologies, Inc.(a)	1,146	259,443
Utah Medical Products, Inc.	250	13,900
Varex Imaging Corp.(a)	6,004	43,709
Zimvie, Inc.(a)	4,278	80,384
		16,255,957
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	14,137	307,762
AdaptHealth Corp.(a)	14,398	129,150
Addus HomeCare Corp.(a)	2,733	291,830
agilon health, Inc.(a)	47,126	84,356
AirSculpt Technologies, Inc.(a)(b)	1,598	10,563
Alignment Healthcare, Inc.(a)	20,253	279,086
Amedisys, Inc.(a)	4,903	483,436
AMN Healthcare Services, Inc.(a)	5,756	105,565
Ardent Health, Inc.(a)(b)	3,906	41,404
Astrana Health, Inc.(a)(b)	6,214	148,266
Aveanna Healthcare Holdings, Inc.(a)	6,279	24,928
BrightSpring Health Services, Inc.(a)	13,174	272,043
Brookdale Senior Living, Inc.(a)	35,359	274,032
Castle Biosciences, Inc.(a)	4,033	61,100
Chemed Corp.	2,202	907,885
Clover Health Investments Corp.(a)(b)	62,118	179,521
Community Health Systems, Inc.(a)	20,266	52,692
Concentra Group Holdings Parent, Inc.	17,771	354,887
CorVel Corp.(a)	4,405	390,283
Cross Country Healthcare, Inc.(a)	4,745	63,820
DaVita, Inc.(a)	6,001	842,360
DocGo, Inc.(a)	11,752	15,983
Encompass Health Corp.	15,442	1,700,319
Enhabit, Inc.(a)	7,209	48,444
Ensign Group, Inc.	8,583	1,287,450
Fulgent Genetics, Inc.(a)(b)	3,240	55,663
GeneDx Holdings Corp., Class A(a)	2,917	297,388
Guardant Health, Inc.(a)	18,233	747,188
HealthEquity, Inc.(a)	13,066	1,267,402
Henry Schein, Inc.(a)	17,118	1,158,033
Hims & Hers Health, Inc., Class A(a)(b)	29,232	1,934,574
Innovage Holding Corp.(a)	2,921	9,698
Joint Corp.(a)(b)	1,976	21,815
LifeStance Health Group, Inc.(a)(b)	21,340	84,933
Nano-X Imaging Ltd.(a)(b)	8,828	41,580
National HealthCare Corp.	1,889	181,401
National Research Corp., Class A	2,065	25,813
NeoGenomics, Inc.(a)	19,556	94,651
Nutex Health, Inc.(a)(b)	546	46,306
Oncology Institute, Inc.(a)	9,632	35,349
OPKO Health, Inc.(a)(b)	49,357	63,177
Option Care Health, Inc.(a)	25,115	737,125
Owens & Minor, Inc.(a)	12,293	85,190
PACS Group, Inc.(a)	6,751	74,666
Pediatrix Medical Group, Inc.(a)	13,162	161,235
Pennant Group, Inc.(a)	4,838	107,258
Performant Healthcare, Inc.(a)	11,211	39,799
Premier, Inc., Class A	14,012	300,978
Privia Health Group, Inc.(a)	17,819	347,827
Progyny, Inc.(a)	10,741	252,521
RadNet, Inc.(a)(b)	10,502	574,774
Select Medical Holdings Corp.	16,966	250,927
Sonida Senior Living, Inc.(a)	961	23,468
Surgery Partners, Inc.(a)(b)	11,769	258,330
Talkspace, Inc.(a)	19,042	46,272

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)	14,262	$ 2,300,175
U.S. Physical Therapy, Inc.	2,176	159,174
Universal Health Services, Inc., Class B	8,581	1,428,307
Viemed Healthcare, Inc.(a)	4,178	25,444
		21,595,606
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	24,838	959,740
CareTrust REIT, Inc.	28,759	914,536
Community Healthcare Trust, Inc.	4,203	64,600
Diversified Healthcare Trust	33,329	108,986
Global Medical REIT, Inc.	8,983	60,006
Healthcare Realty Trust, Inc.	51,227	786,847
LTC Properties, Inc.	6,717	228,647
Medical Properties Trust, Inc.	78,332	322,728
National Health Investors, Inc.	7,229	505,018
Omega Healthcare Investors, Inc.	44,955	1,748,750
Sabra Health Care REIT, Inc.	36,750	662,603
Sila Realty Trust, Inc.	8,471	207,031
Strawberry Fields REIT, Inc.	1,874	19,227
Universal Health Realty Income Trust	1,974	76,571
		6,665,290
Health Care Technology — 0.3%
Certara, Inc.(a)	18,642	183,437
Claritev Corp.(a)	1,178	46,967
Definitive Healthcare Corp., Class A(a)	6,895	26,891
Doximity, Inc., Class A(a)	20,237	1,188,924
Evolent Health, Inc., Class A(a)(b)	17,670	177,584
Health Catalyst, Inc.(a)	7,553	27,568
HealthStream, Inc.	3,505	91,691
LifeMD, Inc.(a)	5,464	56,880
OptimizeRx Corp.(a)	2,430	30,667
Phreesia, Inc.(a)	8,666	233,635
Schrodinger, Inc./United States(a)	8,566	174,147
Simulations Plus, Inc.	2,503	32,589
Teladoc Health, Inc.(a)	26,350	189,983
TruBridge, Inc.(a)(b)	1,614	33,603
Waystar Holding Corp.(a)	13,909	514,355
		3,008,921
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	36,928	433,904
Braemar Hotels & Resorts, Inc.	8,647	19,023
Chatham Lodging Trust	7,197	49,084
DiamondRock Hospitality Co.	32,232	248,831
Host Hotels & Resorts, Inc.	107,642	1,692,132
Park Hotels & Resorts, Inc.	33,375	355,777
Pebblebrook Hotel Trust	17,856	179,096
RLJ Lodging Trust	23,947	177,208
Ryman Hospitality Properties, Inc.	9,148	869,609
Service Properties Trust	23,687	62,297
Summit Hotel Properties, Inc.	16,388	85,545
Sunstone Hotel Investors, Inc.	31,267	273,586
Xenia Hotels & Resorts, Inc.	16,452	209,105
		4,655,197
Hotels, Restaurants & Leisure — 3.1%
Accel Entertainment, Inc., Class A(a)	7,662	98,533
Aramark	41,037	1,746,535
Bally’s Corp.(a)	1,071	9,939
Biglari Holdings, Inc., Class B(a)	92	28,365
BJ’s Restaurants, Inc.(a)	3,419	121,135
Bloomin’ Brands, Inc.	13,261	120,808
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	9,051	$ 768,430
Brightstar Lottery PLC	17,785	263,929
Brinker International, Inc.(a)	6,781	1,068,686
Caesars Entertainment, Inc.(a)	31,789	848,131
Cava Group, Inc.(a)	15,488	1,363,099
Cheesecake Factory, Inc.	7,092	453,250
Choice Hotels International, Inc.(b)	4,061	518,630
Churchill Downs, Inc.	10,033	1,073,932
Cracker Barrel Old Country Store, Inc.	3,430	212,660
Dave & Buster’s Entertainment, Inc.(a)	4,034	117,954
Denny’s Corp.(a)(b)	6,838	25,437
Dine Brands Global, Inc.	2,352	53,179
Dutch Bros, Inc., Class A(a)(b)	17,917	1,061,941
El Pollo Loco Holdings, Inc.(a)	3,705	38,162
First Watch Restaurant Group, Inc.(a)	5,962	103,083
Genius Sports Ltd.(a)	34,471	387,799
Global Business Travel Group I, Class A(a)(b)	15,566	100,089
Golden Entertainment, Inc.	3,059	86,019
Hilton Grand Vacations, Inc.(a)	9,398	421,218
Hyatt Hotels Corp., Class A	6,346	894,596
Inspired Entertainment, Inc.(a)	4,819	43,419
Jack in the Box, Inc.	2,812	55,396
Krispy Kreme, Inc.	13,256	47,987
Kura Sushi USA, Inc., Class A(a)(b)	917	80,458
Life Time Group Holdings, Inc.(a)(b)	20,839	598,496
Light & Wonder, Inc., Class A(a)(b)	12,849	1,237,616
Lindblad Expeditions Holdings, Inc.(a)	5,497	65,689
Marriott Vacations Worldwide Corp.	5,014	373,393
MGM Resorts International(a)	32,077	1,169,207
Monarch Casino & Resort, Inc.	1,932	198,919
Nathan’s Famous, Inc.	343	32,585
Norwegian Cruise Line Holdings Ltd.(a)	68,965	1,762,745
Papa John’s International, Inc.	5,103	216,418
Penn Entertainment, Inc.(a)	23,091	417,023
Planet Fitness, Inc., Class A(a)	13,016	1,421,217
Portillo’s, Inc., Class A(a)(b)	8,495	84,610
Potbelly Corp.(a)	4,301	51,741
Pursuit Attractions and Hospitality, Inc.(a)	2,939	88,875
RCI Hospitality Holdings, Inc.	930	33,322
Red Rock Resorts, Inc., Class A	7,425	455,524
Rush Street Interactive, Inc., Class A(a)	13,639	274,962
Sabre Corp.(a)	55,584	168,420
Serve Robotics, Inc.(a)(b)	7,368	75,080
Shake Shack, Inc., Class A(a)	5,936	714,338
Six Flags Entertainment Corp.	14,626	438,195
Super Group SGHC Ltd.	24,515	263,536
Sweetgreen, Inc., Class A(a)(b)	15,656	201,649
Target Hospitality Corp.(a)	4,842	36,751
Texas Roadhouse, Inc.	10,225	1,892,954
Travel & Leisure Co.	10,014	593,330
United Parks & Resorts, Inc.(a)(b)	4,267	201,957
Vail Resorts, Inc.	5,571	837,098
Wendy’s Co.	25,844	254,563
Wingstop, Inc.	4,293	1,619,921
Wyndham Hotels & Resorts, Inc.	11,847	1,018,842
Wynn Resorts Ltd.	12,968	1,413,901
Xponential Fitness, Inc., Class A(a)(b)	4,171	43,629
		30,469,305
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	904	14,301
Beazer Homes USA, Inc.(a)	4,457	104,739
Cavco Industries, Inc.(a)	1,151	464,624
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Century Communities, Inc.	4,248	$ 239,120
Champion Homes, Inc.(a)	8,175	497,857
Cricut, Inc., Class A	8,033	39,362
Dream Finders Homes, Inc., Class A(a)(b)	4,603	116,548
Ethan Allen Interiors, Inc.	3,453	102,796
Flexsteel Industries, Inc.	557	18,944
Green Brick Partners, Inc.(a)	4,689	290,437
Hamilton Beach Brands Holding Co., Class A	1,059	16,489
Helen of Troy Ltd.(a)	3,504	77,018
Hovnanian Enterprises, Inc., Class A(a)	765	91,395
Installed Building Products, Inc.	3,599	728,042
KB Home	10,785	595,979
La-Z-Boy, Inc.	6,155	221,395
Legacy Housing Corp.(a)	1,162	26,006
Leggett & Platt, Inc.	20,500	195,775
LGI Homes, Inc.(a)(b)	3,097	164,977
Lovesac Co.(a)(b)	2,304	41,495
M/I Homes, Inc.(a)	4,069	489,053
Meritage Homes Corp.	10,622	715,285
Mohawk Industries, Inc.(a)	7,992	915,164
Newell Brands, Inc.	64,289	360,661
SharkNinja, Inc.(a)	10,941	1,270,250
Somnigroup International, Inc.	31,384	2,271,574
Sonos, Inc.(a)	18,755	202,742
Taylor Morrison Home Corp., Class A(a)	15,081	894,002
Toll Brothers, Inc.	15,422	1,825,348
TopBuild Corp.(a)(b)	4,517	1,673,232
Traeger, Inc.(a)	3,244	5,255
Tri Pointe Homes, Inc.(a)	14,185	436,898
Whirlpool Corp.	8,337	692,304
		15,799,067
Household Products — 0.2%
Central Garden & Pet Co.(a)	1,661	64,812
Central Garden & Pet Co., Class A(a)	7,697	273,398
Energizer Holdings, Inc.	10,184	229,344
Oil-Dri Corp. of America	1,390	78,396
Reynolds Consumer Products, Inc.	8,882	199,756
Spectrum Brands Holdings, Inc.	4,028	215,538
WD-40 Co.	2,018	432,659
		1,493,903
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	110,628	1,454,758
Brookfield Renewable Corp.	21,125	773,809
Clearway Energy, Inc., Class A	5,964	183,572
Clearway Energy, Inc., Class C	12,112	395,215
Hallador Energy Co.(a)(b)	4,756	83,896
Montauk Renewables, Inc.(a)(b)	11,785	25,573
Ormat Technologies, Inc.	9,413	841,616
Talen Energy Corp.(a)(b)	7,044	2,659,603
		6,418,042
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	3,876	119,226
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	44,204	710,800
EastGroup Properties, Inc.	8,057	1,315,225
First Industrial Realty Trust, Inc.	19,898	969,431
Industrial Logistics Properties Trust	7,884	41,943
Innovative Industrial Properties, Inc.	4,409	227,945
LXP Industrial Trust	46,012	357,053
Plymouth Industrial REIT, Inc.	7,547	109,582
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	37,082	$ 1,354,605
STAG Industrial, Inc.	29,148	1,000,651
Terreno Realty Corp.	15,591	865,145
		6,952,380
Insurance — 3.4%
Ambac Financial Group, Inc.(a)	7,651	64,268
American Coastal Insurance Corp.	4,541	47,272
American Financial Group, Inc.	10,584	1,321,942
AMERISAFE, Inc.	3,254	145,714
Assurant, Inc.	8,659	1,621,831
Assured Guaranty Ltd.	7,490	633,504
Axis Capital Holdings Ltd.	13,014	1,221,234
Baldwin Insurance Group, Inc.(a)(b)	10,950	403,398
Bowhead Specialty Holdings, Inc.(a)	2,673	86,873
Brighthouse Financial, Inc.(a)	10,135	484,960
Citizens, Inc., Class A(a)(b)	11,809	45,110
CNO Financial Group, Inc.	19,250	709,170
Crawford & Co., Class A	9,953	95,250
Donegal Group, Inc., Class A	3,400	58,310
eHealth, Inc.(a)	4,461	15,167
Employers Holdings, Inc.	3,701	152,777
Everest Group Ltd.	6,684	2,244,487
F&G Annuities & Life, Inc.	4,951	157,986
Fidelis Insurance Holdings Ltd.	10,594	160,075
First American Financial Corp.	15,236	914,922
Genworth Financial, Inc., Class A(a)	63,157	496,414
Globe Life, Inc.	13,766	1,933,710
GoHealth, Inc., Class A(a)	784	4,806
Goosehead Insurance, Inc., Class A	3,674	334,003
Greenlight Capital Re Ltd., Class A(a)	5,937	77,181
Hamilton Insurance Group Ltd., Class B(a)	7,273	156,297
Hanover Insurance Group, Inc.	5,825	999,745
HCI Group, Inc.	1,321	184,993
Heritage Insurance Holdings, Inc.(a)	3,683	77,675
Hippo Holdings, Inc.(a)	2,786	71,990
Horace Mann Educators Corp.	6,321	268,832
Investors Title Co.	264	55,762
James River Group Holdings Ltd.	5,452	31,076
Kemper Corp.	9,987	615,099
Kestrel Group Ltd.(a)(b)	872	23,701
Kingstone Cos., Inc.(a)(b)	1,891	30,994
Kingsway Financial Services, Inc.(a)	2,524	35,286
Kinsale Capital Group, Inc.(b)	3,438	1,515,092
Lemonade, Inc.(a)(b)	8,568	322,842
Lincoln National Corp.	14,766	562,732
MBIA, Inc.(a)	8,173	43,562
Mercury General Corp.	4,247	294,105
NI Holdings, Inc.(a)	788	10,039
Old Republic International Corp.	38,908	1,407,302
Oscar Health, Inc., Class A(a)(b)	29,036	407,956
Palomar Holdings, Inc.(a)	4,016	532,080
Primerica, Inc.	5,668	1,505,591
ProAssurance Corp.(a)	7,830	186,041
Reinsurance Group of America, Inc.	10,341	1,990,125
RenaissanceRe Holdings Ltd.	7,554	1,841,212
RLI Corp.	12,906	851,667
Root, Inc., Class A(a)	1,664	201,394
Ryan Specialty Holdings, Inc., Class A	16,481	1,008,472
Safety Insurance Group, Inc.	2,374	167,011
Selective Insurance Group, Inc.	9,547	744,380
Selectquote, Inc.(a)	27,817	48,958
SiriusPoint Ltd.(a)	8,673	170,078

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Skyward Specialty Insurance Group, Inc.(a)(b)	5,887	$ 297,764
Stewart Information Services Corp.	4,559	296,016
Tiptree, Inc.	3,599	74,787
Trupanion, Inc.(a)	6,229	295,317
United Fire Group, Inc.	3,225	85,624
Universal Insurance Holdings, Inc.	4,243	100,305
Unum Group	28,127	2,019,800
White Mountains Insurance Group Ltd.	388	693,666
		33,655,732
Interactive Media & Services — 0.5%
Angi, Inc., Class A(a)	6,868	111,399
Arena Group Holdings, Inc.(a)	1,697	10,369
Bumble, Inc., Class A(a)	12,041	93,679
Cargurus, Inc., Class A(a)	12,616	414,057
Cars.com, Inc.(a)	9,358	120,437
EverQuote, Inc., Class A(a)	3,907	96,073
fuboTV, Inc.(a)(b)	52,646	209,531
Getty Images Holdings, Inc., Class A(a)(b)	18,361	32,499
Grindr, Inc.(a)	5,450	95,266
IAC, Inc.(a)	10,269	403,572
Match Group, Inc.	38,089	1,305,310
MediaAlpha, Inc., Class A(a)	5,186	51,964
Nextdoor Holdings, Inc., Class A(a)	30,468	53,319
QuinStreet, Inc.(a)	8,327	136,646
Rumble, Inc., Class A(a)	12,408	104,723
Shutterstock, Inc.	3,961	75,893
Teads Holding Co.(a)(b)	7,340	18,570
Travelzoo(a)	978	9,770
TripAdvisor, Inc.(a)	17,896	313,001
TrueCar, Inc.(a)	10,955	20,048
Trump Media & Technology Group Corp., Class A(a)(b)	16,180	284,606
Vimeo, Inc.(a)	24,771	93,882
VTEX, Class A(a)	8,738	52,166
Webtoon Entertainment, Inc.(a)(b)	2,641	26,516
Yelp, Inc.(a)	9,464	325,845
Ziff Davis, Inc.(a)	6,498	202,218
ZipRecruiter, Inc., Class A(a)	10,670	44,814
ZoomInfo Technologies, Inc., Class A(a)	46,083	499,079
		5,205,252
IT Services — 0.7%
Amdocs Ltd.	17,361	1,481,935
Applied Digital Corp.(a)(b)	27,462	360,851
ASGN, Inc.(a)	6,612	331,526
Backblaze, Inc., Class A(a)	7,790	38,872
BigBear.ai Holdings, Inc.(a)(b)	44,827	284,651
BigCommerce Holdings, Inc., Series 1(a)	11,610	55,496
Couchbase, Inc.(a)(b)	6,650	161,329
Crexendo, Inc.(a)	1,785	9,942
CSP, Inc.	907	9,306
DigitalOcean Holdings, Inc.(a)	9,957	277,402
DXC Technology Co.(a)	28,840	392,512
EPAM Systems, Inc.(a)	8,470	1,335,804
Fastly, Inc., Class A(a)	20,372	138,326
Globant SA(a)	6,705	564,963
Grid Dynamics Holdings, Inc., Class A(a)	9,652	91,598
Hackett Group, Inc.	3,558	83,222
Information Services Group, Inc.	5,510	23,748
Kyndryl Holdings, Inc.(a)	36,051	1,361,646
Security	Shares	Value
IT Services (continued)
Rackspace Technology, Inc.(a)	11,549	$ 13,974
TSS, Inc.(a)(b)	2,812	76,486
Tucows, Inc., Class A(a)(b)	808	13,922
Unisys Corp.(a)	11,107	45,872
		7,153,383
Leisure Products — 0.5%
Acushnet Holdings Corp.	4,271	340,057
American Outdoor Brands, Inc.(a)	1,592	14,981
Brunswick Corp./DE	10,197	594,383
Clarus Corp.	1,641	5,908
Escalade, Inc.	1,074	13,199
Funko, Inc., Class A(a)	4,887	18,766
Hasbro, Inc.	20,596	1,547,995
JAKKS Pacific, Inc.	1,565	27,716
Johnson Outdoors, Inc., Class A	523	17,364
Latham Group, Inc.(a)	6,823	46,260
Malibu Boats, Inc., Class A(a)	2,835	94,434
Marine Products Corp.	440	3,780
MasterCraft Boat Holdings, Inc.(a)	2,589	50,071
Mattel, Inc.(a)	50,128	852,677
Outdoor Holding Co.(a)	10,672	12,593
Peloton Interactive, Inc., Class A(a)	56,731	405,059
Polaris, Inc.	8,313	439,841
Smith & Wesson Brands, Inc.	6,728	53,487
Sturm Ruger & Co., Inc.	2,155	73,615
Topgolf Callaway Brands Corp.(a)	19,992	184,926
YETI Holdings, Inc.(a)	12,620	463,659
		5,260,771
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A(a)(b)	16,457	221,347
Adaptive Biotechnologies Corp.(a)	23,365	239,258
Alpha Teknova, Inc.(a)(b)	2,079	9,397
Avantor, Inc.(a)	102,783	1,381,404
Azenta, Inc.(a)(b)	6,291	205,716
BioLife Solutions, Inc.(a)	5,597	118,992
Bio-Rad Laboratories, Inc., Class A(a)	2,986	722,463
Bio-Techne Corp.	24,368	1,333,661
Bruker Corp.	16,162	621,106
Charles River Laboratories International, Inc.(a)	7,541	1,279,255
Codexis, Inc.(a)	12,035	32,254
CryoPort, Inc.(a)(b)	7,193	52,725
Cytek Biosciences, Inc.(a)	16,814	60,530
Fortrea Holdings, Inc.(a)	14,237	81,720
Lifecore Biomedical, Inc.(a)	3,493	24,451
Maravai LifeSciences Holdings, Inc., Class A(a)	17,523	41,004
MaxCyte, Inc.(a)	15,558	32,049
Medpace Holdings, Inc.(a)	3,535	1,510,152
Mesa Laboratories, Inc.	769	58,813
Niagen Bioscience, Inc.(a)	7,698	71,976
OmniAb, Inc.(a)(b)	14,465	27,628
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	40,448	55,818
Personalis, Inc.(a)(b)	7,883	43,199
QIAGEN NV	32,843	1,620,474
Quanterix Corp.(a)	6,594	39,168
Quantum-Si, Inc., Class A(a)	22,037	32,615
Repligen Corp.(a)	8,162	955,525
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Sotera Health Co.(a)	23,284	$ 267,533
Standard BioTools, Inc.(a)(b)	42,350	56,325
Tempus AI, Inc., Class A(a)(b)	12,685	717,844
		11,914,402
Machinery — 4.7%
3D Systems Corp.(a)(b)	18,309	29,844
Aebi Schmidt Holding AG(a)	5,306	54,652
AGCO Corp.	9,664	1,140,062
AirJoule Technologies Corp., Class A(a)	2,814	11,594
Alamo Group, Inc.	1,568	349,005
Albany International Corp., Class A	4,660	252,525
Allison Transmission Holdings, Inc.	13,195	1,188,474
Astec Industries, Inc.	3,442	136,510
Atmus Filtration Technologies, Inc.	12,777	497,153
Blue Bird Corp.(a)	4,909	219,874
Chart Industries, Inc.(a)	6,938	1,379,483
Columbus McKinnon Corp./New York	4,516	66,159
Crane Co.	7,634	1,494,508
Donaldson Co., Inc.	18,194	1,309,422
Douglas Dynamics, Inc.	3,465	99,099
Eastern Co.	695	16,020
Energy Recovery, Inc.(a)	8,520	114,594
Enerpac Tool Group Corp., Class A	8,231	316,976
Enpro, Inc.	3,241	688,421
Esab Corp.	8,855	1,188,075
ESCO Technologies, Inc.	3,976	770,151
Federal Signal Corp.	9,221	1,167,102
Flowserve Corp.	20,238	1,134,138
Franklin Electric Co., Inc.	5,971	560,975
Gates Industrial Corp. PLC(a)	39,653	983,394
Gencor Industries, Inc.(a)	1,044	15,222
Gorman-Rupp Co.	2,882	118,623
Graco, Inc.	25,384	2,131,748
Graham Corp.(a)	1,442	82,410
Greenbrier Cos., Inc.	4,848	220,584
Helios Technologies, Inc.	5,108	187,413
Hillenbrand, Inc.	10,701	221,618
Hillman Solutions Corp.(a)(b)	29,618	233,686
Hyster-Yale, Inc., Class A	1,964	82,508
ITT, Inc.	12,505	2,125,350
JBT Marel Corp.	7,990	1,101,022
Kadant, Inc.(b)	1,798	598,320
Kennametal, Inc.	11,992	296,922
L B Foster Co., Class A(a)	1,345	31,608
Lincoln Electric Holdings, Inc.	8,406	2,046,861
Lindsay Corp.	1,596	217,870
Luxfer Holdings PLC	3,457	41,553
Manitowoc Co., Inc.(a)	6,065	77,329
Mayville Engineering Co., Inc.(a)	1,787	29,968
Microvast Holdings, Inc.(a)(b)	30,712	97,357
Middleby Corp.(a)(b)	7,794	1,131,689
Miller Industries, Inc.	1,617	65,893
Mueller Industries, Inc.	16,803	1,434,472
Mueller Water Products, Inc., Class A	23,813	589,610
Nordson Corp.	8,349	1,788,439
Omega Flex, Inc.	303	9,666
Oshkosh Corp.	9,955	1,259,606
Palladyne AI Corp(a)(b)	4,048	33,113
Park-Ohio Holdings Corp.	1,948	31,947
Pentair PLC	25,430	2,598,946
Proto Labs, Inc.(a)	3,761	162,174
Security	Shares	Value
Machinery (continued)
RBC Bearings, Inc.(a)	4,795	$ 1,857,295
REV Group, Inc.	7,871	390,008
Richtech Robotics, Inc., Class B, Class B(a)(b)	10,028	19,053
Snap-on, Inc.	7,957	2,555,709
SPX Technologies, Inc.(a)	6,980	1,273,082
Standex International Corp.	1,749	288,130
Stanley Black & Decker, Inc.	24,105	1,630,703
Tennant Co.	2,884	238,045
Terex Corp.	10,232	520,400
Timken Co.	9,761	742,714
Titan International, Inc.(a)	7,672	64,905
Toro Co.	15,416	1,144,638
Trinity Industries, Inc.	12,776	297,681
Wabash National Corp.	5,936	59,123
Watts Water Technologies, Inc., Class A	4,172	1,094,399
Worthington Enterprises, Inc.	4,898	303,529
		46,711,151
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(a)	1,168	10,512
Costamare, Inc.	7,189	72,537
Genco Shipping & Trading Ltd.	6,147	97,922
Golden Ocean Group Ltd.(a)(b)	15,386	125,550
Himalaya Shipping Ltd.	3,990	27,212
Kirby Corp.(a)	8,759	834,820
Matson, Inc.	4,969	530,590
Pangaea Logistics Solutions Ltd.	5,589	27,218
Safe Bulkers, Inc.	10,766	42,310
		1,768,671
Media — 1.3%
Advantage Solutions, Inc., Class A(a)(b)	12,254	16,788
Altice USA, Inc., Class A(a)(b)	40,661	105,719
AMC Networks, Inc., Class A(a)	5,129	30,723
Boston Omaha Corp., Class A(a)	3,222	43,336
Cable One, Inc.	792	101,360
DoubleVerify Holdings, Inc.(a)	21,053	322,532
EchoStar Corp., Class A(a)	20,785	677,383
Emerald Holding, Inc.	3,103	15,422
Entravision Communications Corp., Class A	10,666	23,572
EW Scripps Co., Class A(a)	9,280	27,747
Gambling.com Group Ltd(a)	2,414	25,516
Gannett Co., Inc.(a)	22,677	86,399
Gray Media, Inc.	14,268	64,349
Ibotta, Inc., Class A(a)	2,002	72,773
iHeartMedia, Inc., Class A(a)(b)	18,544	34,677
Integral Ad Science Holding Corp.(a)	11,474	94,087
Interpublic Group of Cos., Inc.	57,888	1,424,045
John Wiley & Sons, Inc., Class A	6,147	237,274
Liberty Broadband Corp., Class A(a)	3,144	192,193
Liberty Broadband Corp., Class C(a)	16,784	1,029,195
Magnite, Inc.(a)	21,642	497,982
National CineMedia, Inc.	10,342	49,745
New York Times Co., Class A	24,815	1,287,650
News Corp., Class A	59,979	1,758,584
News Corp., Class B	16,925	565,633
Newsmax, Inc., Class B(a)(b)	1,545	20,533
Nexstar Media Group, Inc., Class A	4,434	829,646
Nexxen International Ltd.(a)	5,907	60,724
Paramount Global, Class A(b)	1,052	20,083
Paramount Global, Class B(b)	91,994	1,156,365
PubMatic, Inc., Class A(a)	6,261	75,195
Scholastic Corp.	3,624	89,404

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Sinclair, Inc.	6,349	$ 91,807
Sirius XM Holdings, Inc.	29,383	620,569
Stagwell, Inc., Class A(a)	19,928	114,187
TechTarget, Inc.(a)	3,502	25,354
TEGNA, Inc.	25,472	425,382
Thryv Holdings, Inc.(a)	5,707	75,104
WideOpenWest, Inc.(a)	7,208	24,291
		12,413,328
Metals & Mining — 1.5%
Alcoa Corp.	40,194	1,204,614
Alpha Metallurgical Resources, Inc.(a)	1,802	212,762
American Battery Technology Co.(a)	11,493	24,940
Caledonia Mining Corp. PLC	2,519	49,599
Carpenter Technology Corp.	7,460	1,860,449
Century Aluminum Co.(a)	8,360	177,065
Cleveland-Cliffs, Inc.(a)	75,378	792,977
Coeur Mining, Inc.(a)	98,137	852,811
Commercial Metals Co.	17,274	895,830
Compass Minerals International, Inc.(a)	5,252	104,672
Constellium SE, Class A(a)	22,284	305,514
Contango ORE, Inc.(a)	1,249	23,281
Critical Metals Corp.(a)	3,282	12,373
Dakota Gold Corp.(a)	14,232	51,235
Ferroglobe PLC	20,595	87,117
Friedman Industries, Inc.	640	9,702
Hecla Mining Co.	91,800	526,932
Idaho Strategic Resources, Inc.(a)	1,622	26,601
Ivanhoe Electric, Inc.(a)(b)	12,618	120,628
Kaiser Aluminum Corp.	2,446	189,100
Lifezone Metals Ltd.(a)	3,964	17,481
MAC Copper Ltd.(a)	11,095	133,473
Materion Corp.	3,132	329,800
Metallus, Inc.(a)	6,117	96,649
MP Materials Corp., Class A(a)(b)	19,993	1,229,569
NioCorp Developments Ltd.(a)	7,895	22,264
Novagold Resources, Inc.(a)	37,577	195,025
Olympic Steel, Inc.	1,376	42,794
Perpetua Resources Corp.(a)	7,275	109,853
Piedmont Lithium, Inc.(a)(b)	3,604	26,309
Ramaco Resources, Inc., Class A	5,419	110,277
Reliance, Inc.	8,188	2,375,584
Royal Gold, Inc.	10,123	1,532,825
Ryerson Holding Corp.	4,159	85,675
SSR Mining, Inc.(a)	31,013	370,605
SunCoke Energy, Inc.	12,941	95,634
Tredegar Corp.(a)	3,473	30,250
U.S. Gold Corp.(a)	2,263	23,128
United States Antimony Corp.(a)(b)	14,870	45,502
Vox Royalty Corp.	5,389	17,083
Warrior Met Coal, Inc.	7,963	409,139
Worthington Steel, Inc.	5,097	155,560
		14,982,681
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
ACRES Commercial Realty Corp.(a)	755	14,858
Advanced Flower Capital, Inc.	4,961	21,878
AG Mortgage Investment Trust, Inc.	4,616	34,897
AGNC Investment Corp.	151,138	1,425,231
Angel Oak Mortgage REIT, Inc.	1,862	17,242
Annaly Capital Management, Inc.	96,274	1,957,250
Apollo Commercial Real Estate Finance, Inc.	20,104	193,401
Arbor Realty Trust, Inc.	15,209	169,732
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ares Commercial Real Estate Corp., Class C	7,519	$ 33,610
ARMOUR Residential REIT, Inc.	12,900	210,399
Blackstone Mortgage Trust, Inc., Class A	25,428	469,909
BrightSpire Capital, Inc., Class A	18,869	97,741
Chicago Atlantic Real Estate Finance, Inc.	2,675	34,748
Chimera Investment Corp.	12,157	162,539
Claros Mortgage Trust, Inc.	14,303	40,764
Dynex Capital, Inc.	17,214	214,142
Ellington Financial, Inc.	13,032	165,376
Franklin BSP Realty Trust, Inc.	10,225	103,273
Invesco Mortgage Capital, Inc.	9,880	74,594
KKR Real Estate Finance Trust, Inc.	7,691	69,527
Ladder Capital Corp., Class A	18,781	205,089
Lument Finance Trust, Inc.	4,388	9,478
MFA Financial, Inc.	15,473	140,650
New York Mortgage Trust, Inc.	12,804	81,049
Nexpoint Real Estate Finance, Inc.	971	13,400
Orchid Island Capital, Inc.	15,896	110,636
PennyMac Mortgage Investment Trust	13,270	156,453
Ready Capital Corp.	24,250	102,093
Redwood Trust, Inc.	22,713	124,013
Rithm Capital Corp.	86,829	1,044,553
Rithm Property Trust, Inc.	3,759	9,773
Seven Hills Realty Trust	3,105	31,950
Starwood Property Trust, Inc.	54,902	1,068,393
Sunrise Realty Trust, Inc.	1,165	11,662
TPG RE Finance Trust, Inc.	9,161	79,701
Two Harbors Investment Corp.	16,220	158,145
		8,858,149
Multi-Utilities — 0.5%
Avista Corp.	12,409	462,856
Black Hills Corp.	11,177	645,807
NiSource, Inc.	74,080	3,144,696
Northwestern Energy Group, Inc.	9,470	508,539
Unitil Corp.	2,060	106,255
		4,868,153
Office REITs — 0.7%
Brandywine Realty Trust	25,479	101,916
BXP, Inc.	24,749	1,619,327
City Office REIT, Inc.	5,152	35,755
COPT Defense Properties	17,657	481,683
Cousins Properties, Inc.	26,026	705,304
Douglas Emmett, Inc.	13,755	208,526
Easterly Government Properties, Inc.	5,957	131,054
Empire State Realty Trust, Inc., Class A	20,316	147,088
Franklin Street Properties Corp.	10,872	17,939
Highwoods Properties, Inc.	16,880	489,689
Hudson Pacific Properties, Inc.	48,298	118,330
JBG SMITH Properties	11,257	238,423
Kilroy Realty Corp.	18,471	680,841
NET Lease Office Properties(a)	2,126	70,562
Paramount Group, Inc.	29,130	178,275
Peakstone Realty Trust	5,556	75,562
Piedmont Realty Trust, Inc., Class A	18,423	139,278
Postal Realty Trust, Inc., Class A	3,425	46,957
SL Green Realty Corp.	11,137	637,593
Vornado Realty Trust	27,454	1,054,783
		7,178,885
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	51,215	939,795
Antero Resources Corp.(a)	45,050	1,573,597
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
APA Corp.	55,520	$ 1,070,981
Ardmore Shipping Corp.	5,582	60,732
Berry Corp.	12,130	36,633
BKV Corp.(a)	2,388	49,288
California Resources Corp.	10,094	486,329
Calumet, Inc.(a)	10,440	166,414
Centrus Energy Corp., Class A(a)(b)	2,265	487,881
Chord Energy Corp.	9,214	1,016,581
Civitas Resources, Inc.	14,511	440,554
Clean Energy Fuels Corp.(a)	27,291	55,401
CNX Resources Corp.(a)	21,806	660,940
Comstock Resources, Inc.(a)	11,619	207,632
Core Natural Resources, Inc.	8,112	598,747
Crescent Energy Co., Class A	28,183	260,411
CVR Energy, Inc.	4,770	127,741
Delek U.S. Holdings, Inc.	9,474	211,933
DHT Holdings, Inc.	19,671	218,151
Diversified Energy Co. PLC	8,443	127,152
Dorian LPG Ltd.	5,647	162,577
DT Midstream, Inc.(a)	15,585	1,601,047
Empire Petroleum Corp.(a)(b)	1,329	6,007
Encore Energy Corp.(a)	27,220	71,861
Energy Fuels, Inc./Canada(a)(b)	31,545	286,744
Epsilon Energy Ltd.	1,559	9,744
Evolution Petroleum Corp.	2,595	12,534
Excelerate Energy, Inc., Class A	3,726	95,609
FLEX LNG Ltd.(a)(b)	4,550	114,069
FutureFuel Corp.	3,064	12,409
Gevo, Inc.(a)(b)	32,786	42,622
Golar LNG Ltd.	15,281	628,966
Granite Ridge Resources, Inc.	6,632	34,420
Green Plains, Inc.(a)	9,260	76,580
Gulfport Energy Corp.(a)	2,341	407,638
HF Sinclair Corp.	24,941	1,095,908
HighPeak Energy, Inc.(b)	2,690	26,819
Infinity Natural Resources, Inc., Class A(a)	2,230	33,249
International Seaways, Inc.	6,266	250,013
Kinetik Holdings, Inc., Class A	6,779	294,073
Kolibri Global Energy, Inc.(a)(b)	5,451	33,469
Kosmos Energy Ltd.(a)	72,453	155,774
Lightbridge Corp.(a)(b)	3,020	40,710
Magnolia Oil & Gas Corp., Class A	28,304	674,201
Matador Resources Co.	18,189	907,267
Murphy Oil Corp.	20,950	519,770
NACCO Industries, Inc., Class A	484	18,353
Navigator Holdings Ltd.	4,482	70,681
New Fortress Energy, Inc., Class A(b)	26,317	71,714
NextDecade Corp.(a)	20,965	238,162
Nordic American Tankers Ltd.	29,857	83,301
Northern Oil & Gas, Inc.	14,606	411,305
Ovintiv, Inc.	40,732	1,677,344
Par Pacific Holdings, Inc.(a)	8,188	256,939
PBF Energy, Inc., Class A	13,077	295,540
Peabody Energy Corp.	19,139	309,095
Permian Resources Corp., Class A	99,863	1,414,060
Prairie Operating Co.(a)(b)	1,508	4,660
PrimeEnergy Resources Corp.(a)	67	11,294
Range Resources Corp.	36,680	1,346,890
REX American Resources Corp.(a)	2,219	116,009
Riley Exploration Permian, Inc.	1,889	49,567
Sable Offshore Corp., Class A(a)	10,469	321,084
SandRidge Energy, Inc.	4,314	44,822
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc.	6,673	$ 301,686
SFL Corp. Ltd.	18,682	171,501
Sitio Royalties Corp., Class A	11,304	205,394
SM Energy Co.	17,684	487,902
Summit Midstream Corp.(a)	1,157	29,480
Talos Energy, Inc.(a)	18,379	157,140
Teekay Corp. Ltd.	8,272	59,558
Teekay Tankers Ltd., Class A	3,696	156,526
Uranium Energy Corp.(a)(b)	65,476	567,677
VAALCO Energy, Inc.	15,627	58,132
Viper Energy, Inc., Class A	20,170	759,602
Vital Energy, Inc.(a)(b)	4,456	83,283
Vitesse Energy, Inc.	4,653	111,346
W&T Offshore, Inc.(b)	15,149	26,814
World Kinect Corp.	8,247	224,896
		26,532,730
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)(b)	2,405	54,257
Louisiana-Pacific Corp.	9,731	879,780
Magnera Corp.(a)	4,999	62,237
Sylvamo Corp.	5,387	248,179
		1,244,453
Passenger Airlines(a) — 0.5%
Alaska Air Group, Inc.	19,036	1,008,147
Allegiant Travel Co.	2,296	118,565
American Airlines Group, Inc.	101,969	1,171,624
Blade Air Mobility, Inc., Class A(b)	10,430	41,616
Frontier Group Holdings, Inc.	12,692	55,591
JetBlue Airways Corp.(b)	47,552	211,131
Joby Aviation, Inc., Class A(b)	70,600	1,176,196
SkyWest, Inc.	6,211	720,228
Spirit Aviation Holdings, Inc.	2,248	9,194
Sun Country Airlines Holdings, Inc.	7,670	88,895
		4,601,187
Personal Care Products — 0.3%
Beauty Health Co., Class A(a)	17,592	27,092
BellRing Brands, Inc.(a)	19,500	1,064,310
Coty, Inc., Class A(a)	53,298	258,495
Edgewell Personal Care Co.	7,298	184,128
elf Beauty, Inc.(a)	8,478	1,027,449
Herbalife Ltd.(a)	15,869	145,995
Honest Co., Inc.(a)(b)	14,597	67,292
Interparfums, Inc.	2,781	335,389
Lifevantage Corp.(b)	1,631	20,469
Medifast, Inc.(a)	1,522	20,958
Nature’s Sunshine Products, Inc.(a)	2,161	30,276
Nu Skin Enterprises, Inc., Class A	7,141	59,841
Olaplex Holdings, Inc.(a)(b)	24,722	34,364
USANA Health Sciences, Inc.(a)	1,759	51,697
Waldencast PLC, Class A(a)(b)	4,217	7,506
		3,335,261
Pharmaceuticals — 1.2%
Aardvark Therapeutics, Inc.(a)(b)	767	9,212
Aclaris Therapeutics, Inc.(a)	19,083	29,197
Alumis, Inc.(a)	9,607	39,773
Amneal Pharmaceuticals, Inc., Class A(a)	24,779	193,772
Amphastar Pharmaceuticals, Inc.(a)	5,915	123,919
Amylyx Pharmaceuticals, Inc.(a)(b)	10,940	87,848
ANI Pharmaceuticals, Inc.(a)	2,753	174,402
Aquestive Therapeutics, Inc.(a)	12,268	47,109
Arvinas, Inc.(a)	10,250	76,260

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Atea Pharmaceuticals, Inc.(a)	9,408	$ 34,245
Avadel Pharmaceuticals PLC(a)(b)	14,295	150,240
Axsome Therapeutics, Inc.(a)	6,176	626,123
BioAge Labs, Inc.(a)	4,247	18,687
Biote Corp., Class A(a)	2,285	9,300
Collegium Pharmaceutical, Inc.(a)	4,842	144,582
Corcept Therapeutics, Inc.(a)(b)	14,542	976,786
CorMedix, Inc.(a)	9,355	109,173
Edgewise Therapeutics, Inc.(a)(b)	11,391	162,436
Elanco Animal Health, Inc.(a)(b)	76,397	1,045,111
Enliven Therapeutics, Inc.(a)(b)	5,033	94,671
Esperion Therapeutics, Inc.(a)(b)	26,705	37,921
Eton Pharmaceuticals, Inc.(a)(b)	4,155	58,835
Evolus, Inc.(a)	8,590	76,623
EyePoint Pharmaceuticals, Inc.(a)	9,884	97,061
Fulcrum Therapeutics, Inc.(a)(b)	7,566	50,919
Harmony Biosciences Holdings, Inc.(a)	6,839	240,596
Harrow, Inc.(a)(b)	4,887	155,211
Indivior PLC(a)	18,627	376,265
Innoviva, Inc.(a)	9,746	177,085
Jazz Pharmaceuticals PLC(a)	9,164	1,050,469
Journey Medical Corp.(a)	1,587	11,664
LENZ Therapeutics, Inc.(a)(b)	2,749	81,838
Ligand Pharmaceuticals, Inc.(a)	2,911	383,029
Liquidia Corp.(a)(b)	9,742	182,078
Maze Therapeutics, Inc.(a)(b)	1,249	18,423
MBX Biosciences, Inc.(a)(b)	2,399	31,787
MediWound Ltd.(a)(b)	1,124	20,951
Mind Medicine MindMed, Inc.(a)	11,564	105,117
Nuvation Bio, Inc., Class A(a)(b)	37,350	88,146
Ocular Therapeutix, Inc.(a)(b)	21,048	243,736
Omeros Corp.(a)(b)	9,808	37,957
Organon & Co.	40,897	396,701
Pacira BioSciences, Inc.(a)	6,997	147,567
Perrigo Co. PLC	21,174	564,711
Phathom Pharmaceuticals, Inc.(a)(b)	6,699	57,209
Phibro Animal Health Corp., Class A	3,300	87,450
Prestige Consumer Healthcare, Inc.(a)	7,528	556,696
Rapport Therapeutics, Inc.(a)	2,508	36,015
scPharmaceuticals, Inc.(a)	4,847	24,623
Septerna, Inc.(a)	3,147	39,054
SIGA Technologies, Inc.	6,704	44,313
Supernus Pharmaceuticals, Inc.(a)	8,340	292,734
Tarsus Pharmaceuticals, Inc.(a)	5,749	223,176
Terns Pharmaceuticals, Inc.(a)	9,754	56,866
Theravance Biopharma, Inc.(a)(b)	6,365	71,033
Third Harmonic Bio, Inc.(a)(b)	3,754	20,159
Trevi Therapeutics, Inc.(a)	11,222	83,099
Tvardi Therapeutics, Inc.(a)(b)	603	15,654
Viatris, Inc.	184,063	1,608,711
WaVe Life Sciences Ltd.(a)	17,027	137,919
Xeris Biopharma Holdings, Inc.(a)(b)	22,912	116,622
Zevra Therapeutics, Inc.(a)	8,603	95,579
		12,354,448
Professional Services — 2.0%
Acuren Corp.(a)(b)	15,430	171,119
Alight, Inc., Class A	64,881	347,762
Amentum Holdings, Inc.(a)	24,765	618,382
Asure Software, Inc.(a)	4,391	42,593
Barrett Business Services, Inc.	3,356	154,275
BlackSky Technology, Inc., Class A(a)(b)	4,292	82,578
CACI International, Inc., Class A(a)	3,369	1,551,660
Security	Shares	Value
Professional Services (continued)
CBIZ, Inc.(a)(b)	7,976	$ 487,493
Clarivate PLC(a)	55,902	215,223
Concentrix Corp.	7,042	365,973
Conduent, Inc.(a)	27,236	72,448
CRA International, Inc.	984	173,833
CSG Systems International, Inc.	4,408	275,324
Dayforce, Inc.(a)(b)	23,705	1,367,067
Dun & Bradstreet Holdings, Inc.	48,061	437,355
ExlService Holdings, Inc.(a)	24,522	1,064,990
Exponent, Inc.	7,578	522,579
First Advantage Corp.(a)	12,216	211,215
Forrester Research, Inc.(a)	977	9,516
Franklin Covey Co.(a)	1,459	28,757
FTI Consulting, Inc.(a)	5,138	854,706
Genpact Ltd.	25,056	1,103,717
Heidrick & Struggles International, Inc.	3,056	136,084
HireQuest, Inc.	514	5,258
Huron Consulting Group, Inc.(a)	2,607	344,332
IBEX Holdings Ltd.(a)	1,537	45,449
ICF International, Inc.	2,804	235,228
Innodata, Inc.(a)(b)	4,580	251,442
Insperity, Inc.	5,531	329,537
KBR, Inc.	19,848	927,695
Kelly Services, Inc., Class A	4,472	54,782
Kforce, Inc.	2,683	93,502
Korn Ferry	8,007	567,456
Legalzoom.com, Inc.(a)	17,116	153,873
ManpowerGroup, Inc.	7,193	296,711
Maximus, Inc.	8,665	639,997
Mistras Group, Inc.(a)	2,658	21,104
NV5 Global, Inc.(a)	8,566	192,307
Parsons Corp.(a)	8,124	602,801
Paylocity Holding Corp.(a)	7,004	1,294,899
Planet Labs PBC, Class A(a)	33,915	211,969
RCM Technologies, Inc.(a)(b)	627	15,117
Resolute Holdings Management, Inc.(a)	576	23,345
Resources Connection, Inc.	5,413	27,390
Robert Half, Inc.	15,526	573,065
Science Applications International Corp.	7,331	817,260
Skillsoft Corp., Class A(a)	695	9,911
Spire Global, Inc.(a)(b)	3,556	35,667
TriNet Group, Inc.	4,556	308,942
TrueBlue, Inc.(a)	4,668	33,703
TTEC Holdings, Inc.(a)	2,564	12,769
Upwork, Inc.(a)	19,211	229,764
Verra Mobility Corp., Class A(a)	24,504	618,971
Willdan Group, Inc.(a)	2,127	181,433
WNS Holdings Ltd.(a)	6,144	459,510
		19,909,838
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(a)	667	8,371
Anywhere Real Estate, Inc.(a)	16,383	75,689
Compass, Inc., Class A(a)	70,058	556,261
Cushman & Wakefield PLC(a)	13,512	164,711
Douglas Elliman, Inc.(a)	11,602	31,906
eXp World Holdings, Inc.	12,598	135,806
Forestar Group, Inc.(a)	2,887	71,598
FRP Holdings, Inc.(a)	1,340	35,376
Howard Hughes Holdings, Inc.(a)	4,813	330,798
Jones Lang LaSalle, Inc.(a)	7,364	1,990,931
Kennedy-Wilson Holdings, Inc.	17,413	127,463
Marcus & Millichap, Inc.	3,741	116,570
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Maui Land & Pineapple Co., Inc.(a)	1,116	$ 18,983
Newmark Group, Inc., Class A	20,830	315,991
RE/MAX Holdings, Inc., Class A(a)	1,639	12,604
Real Brokerage, Inc.(a)	15,621	61,703
RMR Group, Inc., Class A	2,232	35,846
Seaport Entertainment Group, Inc.(a)(b)	764	17,625
St. Joe Co.	6,130	309,565
Stratus Properties, Inc.(a)	583	9,290
Tejon Ranch Co.(a)(b)	2,682	48,169
Transcontinental Realty Investors, Inc.(a)	239	9,799
Zillow Group, Inc., Class A(a)	7,680	589,440
Zillow Group, Inc., Class C(a)	25,348	2,016,433
		7,090,928
Residential REITs — 0.7%
American Homes 4 Rent, Class A	53,274	1,848,075
Apartment Investment and Management Co., Class A	20,226	170,101
BRT Apartments Corp.	862	12,542
Camden Property Trust	16,833	1,838,164
Centerspace	2,506	136,402
Clipper Realty, Inc.	722	2,513
Elme Communities	13,536	204,123
Equity LifeStyle Properties, Inc.	29,521	1,768,898
Independence Realty Trust, Inc.	35,472	594,865
NexPoint Residential Trust, Inc.	3,341	104,172
UMH Properties, Inc.	12,604	205,193
Veris Residential, Inc.	11,929	167,960
		7,053,008
Retail REITs — 1.4%
Acadia Realty Trust	20,427	382,393
Agree Realty Corp.	16,668	1,195,096
Alexander’s, Inc.	330	82,893
Brixmor Property Group, Inc.	48,105	1,256,984
CBL & Associates Properties, Inc.	3,270	88,486
Curbline Properties Corp.	14,122	312,096
Federal Realty Investment Trust	13,349	1,230,244
FrontView REIT, Inc.	2,070	24,364
Getty Realty Corp.	7,444	206,869
InvenTrust Properties Corp.	11,868	327,201
Kimco Realty Corp.	105,125	2,231,804
Kite Realty Group Trust	34,226	752,287
Macerich Co.	39,334	657,271
NETSTREIT Corp.	11,924	217,374
NNN REIT, Inc.	29,315	1,209,537
Phillips Edison & Co., Inc.	19,372	654,580
Regency Centers Corp.	28,464	2,032,330
Saul Centers, Inc.	1,470	47,363
SITE Centers Corp.	7,701	82,940
Tanger, Inc.	17,413	522,738
Urban Edge Properties	19,363	381,838
Whitestone REIT	7,567	92,242
		13,988,930
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc., Class A(a)(b)	7,889	239,510
Aehr Test Systems(a)(b)	4,333	73,228
Aeluma, Inc.(a)(b)	1,482	32,782
Allegro MicroSystems, Inc.(a)	19,152	601,564
Alpha & Omega Semiconductor Ltd.(a)	3,814	97,143
Ambarella, Inc.(a)	6,235	412,071
Amkor Technology, Inc.	17,999	406,057
Astera Labs, Inc.(a)(b)	22,196	3,034,859
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Atomera, Inc.(a)(b)	5,643	$ 28,215
Axcelis Technologies, Inc.(a)(b)	5,048	341,699
CEVA, Inc.(a)	3,407	72,808
Cirrus Logic, Inc.(a)	8,173	823,103
Cohu, Inc.(a)	6,882	122,912
Credo Technology Group Holding Ltd.(a)	22,469	2,506,417
Diodes, Inc.(a)	7,035	347,318
Enphase Energy, Inc.(a)	19,841	642,055
FormFactor, Inc.(a)	11,817	335,721
Ichor Holdings Ltd.(a)	5,084	100,612
Impinj, Inc.(a)	4,022	621,721
indie Semiconductor, Inc., Class A(a)(b)	29,407	114,981
Kopin Corp.(a)(b)	23,406	41,897
Kulicke & Soffa Industries, Inc.	8,279	271,220
Lattice Semiconductor Corp.(a)	21,020	1,047,427
MACOM Technology Solutions Holdings, Inc., Class H(a)	9,759	1,338,349
MaxLinear, Inc.(a)	12,249	193,779
MKS, Inc.	10,342	984,352
Navitas Semiconductor Corp.(a)(b)	20,364	149,268
NVE Corp.	665	42,114
Onto Innovation, Inc.(a)	7,547	715,078
PDF Solutions, Inc.(a)	4,226	93,944
Penguin Solutions, Inc.(a)	8,249	194,429
Photronics, Inc.(a)	9,385	191,079
Power Integrations, Inc.	8,563	415,477
Qorvo, Inc.(a)	14,439	1,207,100
Rambus, Inc.(a)	16,655	1,231,304
Rigetti Computing, Inc.(a)(b)	43,552	631,504
Semtech Corp.(a)	13,436	686,580
Silicon Laboratories, Inc.(a)	4,956	653,052
SiTime Corp.(a)(b)	3,261	661,494
SkyWater Technology, Inc.(a)(b)	3,773	33,768
Skyworks Solutions, Inc.	23,785	1,630,224
Synaptics, Inc.(a)	5,997	376,012
Ultra Clean Holdings, Inc.(a)	6,751	152,032
Universal Display Corp.	6,742	973,545
Veeco Instruments, Inc.(a)	8,255	171,539
		25,041,343
Software — 5.6%
8x8, Inc.(a)(b)	18,324	35,549
A10 Networks, Inc.	11,051	203,559
ACI Worldwide, Inc.(a)	16,224	690,493
Adeia, Inc.	16,940	219,373
Agilysys, Inc.(a)	3,976	453,582
Airship AI Holdings, Inc., Class A(a)(b)	3,489	18,108
Alarm.com Holdings, Inc.(a)	7,227	394,811
Alkami Technology, Inc.(a)	10,685	238,169
Amplitude, Inc., Class A(a)	14,259	174,388
Appfolio, Inc., Class A(a)	3,386	905,349
Appian Corp., Class A(a)(b)	6,348	175,268
Arteris, Inc.(a)	4,912	48,432
Asana, Inc., Class A(a)(b)	14,094	206,900
AudioEye, Inc.(a)(b)	694	8,890
Aurora Innovation, Inc., Class A(a)	151,972	882,957
AvePoint, Inc., Class A(a)	19,935	380,360
Bentley Systems, Inc., Class B	24,435	1,416,741
Bill Holdings, Inc.(a)	14,178	607,527
Bit Digital, Inc.(a)(b)	28,945	84,230
Bitdeer Technologies Group, Class A(a)(b)	13,961	179,957
Blackbaud, Inc.(a)	5,820	392,384

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
BlackLine, Inc.(a)	8,076	$ 434,327
Blend Labs, Inc., Class A(a)(b)	33,140	109,693
Box, Inc., Class A(a)	21,481	689,540
Braze, Inc., Class A(a)	11,848	330,204
C3.ai, Inc., Class A(a)(b)	18,724	441,137
CCC Intelligent Solutions Holdings, Inc.(a)	79,906	772,691
Cerence, Inc.(a)	6,962	59,873
Cipher Mining, Inc.(a)	41,092	224,362
Cleanspark, Inc.(a)(b)	42,632	484,726
Clear Secure, Inc., Class A	12,876	378,683
Clearwater Analytics Holdings, Inc., Class A(a)	37,807	765,970
Commvault Systems, Inc.(a)	6,778	1,287,481
Confluent, Inc., Class A(a)	43,128	764,444
Consensus Cloud Solutions, Inc.(a)	3,229	65,161
Core Scientific, Inc.(a)(b)	42,489	575,301
CoreCard Corp.(a)	1,008	29,182
CS Disco, Inc.(a)	1,938	7,694
Daily Journal Corp.(a)(b)	186	74,322
Digimarc Corp.(a)	2,533	30,244
Digital Turbine, Inc.(a)(b)	15,897	86,639
Dolby Laboratories, Inc., Class A	9,294	700,210
Domo, Inc., Class B(a)	5,582	91,880
Dropbox, Inc., Class A(a)	31,650	859,931
D-Wave Quantum, Inc.(a)(b)	44,175	759,368
Dynatrace, Inc.(a)	45,561	2,396,964
E2open Parent Holdings, Inc., Class A(a)	29,790	98,307
eGain Corp.(a)	1,349	8,337
Elastic NV(a)	14,025	1,173,893
EverCommerce, Inc.(a)(b)	3,177	34,089
Expensify, Inc., Class A(a)	11,649	23,647
Five9, Inc.(a)	11,579	299,086
Freshworks, Inc., Class A(a)(b)	31,919	414,628
Gen Digital, Inc.	85,580	2,523,754
Gitlab, Inc., Class A(a)	20,415	894,381
Guidewire Software, Inc.(a)	12,983	2,937,014
Hut 8 Corp.(a)(b)	14,689	311,847
I3 Verticals, Inc., Class A(a)(b)	3,281	91,802
Informatica, Inc., Class A(a)	16,244	401,227
Intapp, Inc.(a)	8,581	343,669
InterDigital, Inc.	3,971	1,025,312
Jamf Holding Corp.(a)	10,788	85,657
Kaltura, Inc.(a)	14,439	25,846
Life360, Inc.(a)(b)	2,530	193,773
LiveRamp Holdings, Inc.(a)	9,738	319,601
Manhattan Associates, Inc.(a)	9,279	2,038,225
MARA Holdings, Inc.(a)(b)	53,284	856,807
Meridianlink, Inc.(a)	5,170	82,617
Mitek Systems, Inc.(a)	6,892	62,166
N-able, Inc.(a)	10,992	88,815
nCino, Inc.(a)	16,695	466,208
NCR Voyix Corp.(a)	22,345	304,339
NextNav, Inc.(a)	13,547	200,360
Nutanix, Inc., Class A(a)	39,577	2,975,003
Olo, Inc., Class A(a)	17,785	186,387
ON24, Inc.(a)	1,990	9,870
OneSpan, Inc.	5,596	82,541
Ooma, Inc.(a)	3,448	39,238
Pagaya Technologies Ltd., Class A(a)(b)	6,389	191,989
PagerDuty, Inc.(a)(b)	13,367	215,476
Pegasystems, Inc.	13,500	792,585
Porch Group, Inc.(a)	12,709	160,388
Procore Technologies, Inc.(a)(b)	17,763	1,272,364
Security	Shares	Value
Software (continued)
Progress Software Corp.	6,387	$ 307,087
PROS Holdings, Inc.(a)	7,175	112,576
Q2 Holdings, Inc.(a)	9,653	783,824
Qualys, Inc.(a)	5,523	734,946
Rapid7, Inc.(a)	9,619	203,153
Red Violet, Inc.	1,627	72,125
ReposiTrak, Inc.(b)	1,533	25,264
Rezolve AI PLC(a)(b)	14,124	41,383
Rimini Street, Inc.(a)	8,507	40,834
RingCentral, Inc., Class A(a)	12,491	318,396
Riot Platforms, Inc.(a)(b)	51,149	685,908
Rubrik, Inc., Class A(a)	15,019	1,426,054
SailPoint, Inc.(a)	9,401	210,018
Sapiens International Corp. NV	4,701	128,854
SEMrush Holdings, Inc., Class A(a)	6,911	61,923
SentinelOne, Inc., Class A(a)	45,194	828,858
Silvaco Group, Inc.(a)	1,222	5,438
SoundHound AI, Inc., Class A(a)(b)	55,833	576,755
SoundThinking, Inc.(a)	1,458	16,636
Sprinklr, Inc., Class A(a)	16,429	148,025
Sprout Social, Inc., Class A(a)	7,741	132,758
SPS Commerce, Inc.(a)	5,827	634,356
Synchronoss Technologies, Inc.(a)	1,475	10,797
Telos Corp.(a)	8,840	22,719
Tenable Holdings, Inc.(a)	18,331	573,944
Teradata Corp.(a)	15,170	317,508
Terawulf, Inc.(a)	41,142	212,293
UiPath, Inc., Class A(a)	67,683	795,275
Unity Software, Inc.(a)	49,107	1,638,210
Varonis Systems, Inc.(a)	16,972	947,547
Verint Systems, Inc.(a)(b)	9,530	202,798
Vertex, Inc., Class A(a)(b)	9,997	331,601
Viant Technology, Inc., Class A(a)	2,514	36,453
Weave Communications, Inc.(a)	9,780	71,394
WM Technology, Inc., Class A(a)	16,413	14,654
Workiva, Inc., Class A(a)	7,741	494,108
Xperi, Inc.(a)(b)	7,229	43,519
Yext, Inc.(a)	16,512	134,077
Zeta Global Holdings Corp., Class A(a)(b)	28,733	449,671
		55,160,041
Specialized REITs — 0.9%
CubeSmart	35,398	1,377,336
EPR Properties	11,821	650,628
Farmland Partners, Inc.	6,592	69,018
Four Corners Property Trust, Inc.	15,030	379,357
Gaming and Leisure Properties, Inc.	41,691	1,900,276
Gladstone Land Corp.	4,000	36,800
Lamar Advertising Co., Class A	13,791	1,685,950
Millrose Properties, Inc., Class A	18,951	568,341
National Storage Affiliates Trust	11,292	332,662
Outfront Media, Inc.	22,085	387,150
PotlatchDeltic Corp.	12,280	502,129
Rayonier, Inc.	24,477	570,559
Safehold, Inc.	9,001	125,924
Smartstop Self Storage REIT, Inc.	4,411	149,445
Uniti Group, Inc.	38,413	204,357
		8,939,932
Specialty Retail — 2.4%
1-800-Flowers.com, Inc., Class A(a)(b)	2,137	12,630
Abercrombie & Fitch Co., Class A(a)	7,247	695,857
Academy Sports & Outdoors, Inc.	10,250	520,598
Advance Auto Parts, Inc.	9,193	487,873
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
American Eagle Outfitters, Inc.	24,883	$ 268,736
America’s Car-Mart, Inc.(a)	988	44,500
Arhaus, Inc., Class A(a)	7,232	63,352
Arko Corp., Class A	11,697	48,777
Asbury Automotive Group, Inc.(a)	3,028	672,579
AutoNation, Inc.(a)	4,335	835,094
BARK, Inc., Class A(a)(b)	18,801	16,195
Barnes & Noble Education, Inc.(a)	2,381	21,024
Bath & Body Works, Inc.	33,110	958,866
Beyond, Inc.(a)(b)	8,366	74,876
Boot Barn Holdings, Inc.(a)	4,727	812,571
Buckle, Inc.	4,648	229,472
Build-A-Bear Workshop, Inc.	1,784	90,467
Caleres, Inc.	5,269	72,343
Camping World Holdings, Inc., Class A	9,221	127,619
CarMax, Inc.(a)	23,729	1,343,299
Citi Trends, Inc.(a)	847	25,850
Designer Brands, Inc., Class A	4,833	13,629
Dick’s Sporting Goods, Inc.	8,421	1,781,126
EVgo, Inc., Class A(a)	20,047	67,558
Five Below, Inc.(a)	8,344	1,139,123
Floor & Decor Holdings, Inc., Class A(a)(b)	16,491	1,263,870
Foot Locker, Inc.(a)	13,273	332,356
GameStop Corp., Class A(a)(b)	63,490	1,425,351
Gap, Inc.	35,908	698,770
Genesco, Inc.(a)(b)	1,470	35,368
Group 1 Automotive, Inc.	1,945	801,632
Haverty Furniture Cos., Inc.	2,296	47,366
J Jill, Inc.	999	15,664
Lands’ End, Inc.(a)(b)	1,371	16,082
Lithia Motors, Inc., Class A	3,988	1,148,544
MarineMax, Inc.(a)	2,992	67,859
Monro, Inc.	4,406	62,103
Murphy USA, Inc.	2,783	1,008,782
National Vision Holdings, Inc.(a)	11,928	289,373
ODP Corp.(a)(b)	4,294	76,605
OneWater Marine, Inc., Class A(a)(b)	1,616	24,789
Penske Automotive Group, Inc.	2,925	489,674
Petco Health & Wellness Co., Inc.(a)	11,638	35,030
RealReal, Inc.(a)(b)	15,567	81,882
Revolve Group, Inc., Class A(a)(b)	6,252	129,729
RH(a)(b)	2,347	482,590
Sally Beauty Holdings, Inc.(a)	15,994	155,782
Shoe Carnival, Inc.	2,792	57,124
Signet Jewelers Ltd.	6,470	511,777
Sleep Number Corp.(a)(b)	3,622	26,549
Sonic Automotive, Inc., Class A	2,372	171,614
Stitch Fix, Inc., Class A(a)	16,786	79,398
ThredUp, Inc., Class A(a)	14,705	121,463
Tile Shop Holdings, Inc.(a)(b)	3,396	21,429
Torrid Holdings, Inc.(a)	4,943	12,308
Upbound Group, Inc.	8,292	171,105
Urban Outfitters, Inc.(a)(b)	9,726	732,173
Valvoline, Inc.(a)	19,745	696,011
Victoria’s Secret & Co.(a)	10,642	200,070
Warby Parker, Inc., Class A(a)(b)	15,366	368,016
Wayfair, Inc., Class A(a)	14,537	954,209
Winmark Corp.	432	163,045
Zumiez, Inc.(a)(b)	2,748	37,675
		23,437,181
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.6%
CompoSecure, Inc., Class A(a)	6,991	$ 99,342
Corsair Gaming, Inc.(a)	7,716	69,907
CPI Card Group, Inc.(a)	979	19,002
Diebold Nixdorf, Inc.(a)	4,176	235,067
Eastman Kodak Co.(a)(b)	10,980	73,566
Immersion Corp.	4,420	30,807
IonQ, Inc.(a)(b)	36,400	1,451,268
Pure Storage, Inc., Class A(a)	48,347	2,877,614
Quantum Computing, Inc.(a)(b)	17,739	263,247
Sandisk Corp.(a)	21,149	907,715
Turtle Beach Corp.(a)(b)	3,044	44,260
Xerox Holdings Corp.	18,801	76,144
		6,147,939
Textiles, Apparel & Luxury Goods — 1.3%
Amer Sports, Inc.(a)	23,050	865,297
Birkenstock Holding PLC(a)(b)	8,278	414,645
Capri Holdings Ltd.(a)	17,706	322,072
Carter’s, Inc.	5,646	136,859
Columbia Sportswear Co.	3,919	221,698
Crocs, Inc.(a)	8,462	843,915
Ermenegildo Zegna NV	9,440	75,898
Figs, Inc., Class A(a)(b)	13,878	90,207
G-III Apparel Group Ltd.(a)	6,156	145,282
Hanesbrands, Inc.(a)	54,298	222,079
Kontoor Brands, Inc.	8,526	474,557
Lakeland Industries, Inc.	1,222	16,998
Movado Group, Inc.	2,667	41,365
Oxford Industries, Inc.	2,312	88,272
PVH Corp.	8,150	598,373
Ralph Lauren Corp., Class A	6,103	1,823,271
Rocky Brands, Inc.	1,136	29,718
Skechers USA, Inc., Class A(a)	20,339	1,286,442
Steven Madden Ltd.	11,002	264,103
Superior Group of Cos., Inc.	2,190	21,133
Tapestry, Inc.	32,122	3,470,140
Under Armour, Inc., Class A(a)	29,982	199,080
Under Armour, Inc., Class C(a)	28,861	181,824
VF Corp.	54,382	637,357
Wolverine World Wide, Inc.	12,336	278,547
		12,749,132
Tobacco — 0.0%
Ispire Technology, Inc.(a)	1,708	4,680
Turning Point Brands, Inc.(b)	2,647	219,542
Universal Corp.	3,810	207,531
		431,753
Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A	16,337	905,070
Alta Equipment Group, Inc., Class A	3,056	23,715
Applied Industrial Technologies, Inc.	5,898	1,601,307
BlueLinx Holdings, Inc.(a)	1,298	95,104
Boise Cascade Co.	6,000	502,860
Core & Main, Inc., Class A(a)	29,459	1,874,771
Custom Truck One Source, Inc.(a)	9,045	55,989
Distribution Solutions Group, Inc.(a)	1,168	35,005
DNOW, Inc.(a)	16,158	251,419
DXP Enterprises, Inc.(a)	1,987	225,048
EVI Industries, Inc.	632	14,087
FTAI Aviation Ltd.	15,785	2,172,174
GATX Corp.	5,496	839,184
Global Industrial Co.	1,988	67,711
GMS, Inc.(a)	5,934	650,604

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc.	4,989	$ 582,765
Hudson Technologies, Inc.(a)(b)	6,427	60,350
Karat Packaging, Inc.	819	22,301
McGrath RentCorp	3,670	457,979
MRC Global, Inc.(a)	13,279	194,936
MSC Industrial Direct Co., Inc., Class A	6,768	586,244
NPK International, Inc.(a)	13,212	119,172
QXO, Inc.(a)	92,259	1,850,716
Rush Enterprises, Inc., Class A	9,703	525,320
Rush Enterprises, Inc., Class B	1,327	72,069
SiteOne Landscape Supply, Inc.(a)(b)	6,867	946,479
Titan Machinery, Inc.(a)	3,479	67,214
Transcat, Inc.(a)	1,372	104,862
Watsco, Inc.	5,388	2,429,341
WESCO International, Inc.	7,499	1,551,993
Willis Lease Finance Corp.	556	78,718
Xometry, Inc., Class A(a)	6,804	220,041
		19,184,548
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp., Class A(a)(b)	2,830	27,649
Water Utilities — 0.3%
American States Water Co.	5,657	416,299
Cadiz, Inc.(a)	6,768	21,522
California Water Service Group	8,960	407,411
Consolidated Water Co. Ltd.	2,091	60,827
Essential Utilities, Inc.	42,816	1,575,629
Global Water Resources, Inc.	1,533	14,640
H2O America	4,826	233,048
Middlesex Water Co.	2,627	135,553
Pure Cycle Corp.(a)	2,457	24,079
York Water Co.	1,540	46,600
		2,935,608
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)(b)	10,679	169,369
Millicom International Cellular SA	15,996	642,239
Spok Holdings, Inc.	2,335	42,824
Telephone and Data Systems, Inc.	15,179	592,588
		1,447,020
Total Common Stocks — 98.8% (Cost: $825,740,093)		982,401,741
Investment Companies
Equity Funds(d) — 0.7%
iShares Russell 2000 ETF	17,626	3,866,968
iShares Russell Mid-Cap ETF	31,101	2,914,474
		6,781,442
Total Investment Companies — 0.7% (Cost: $6,692,270)		6,781,442
Security	Shares	Value
Rights
Biotechnology — 0.0%
AstraZeneca, CVR	2,854	$ 885
Chinook Therapeutics, CVR(c)	5,455	873
Contra Aduro Biotech I, CVR(c)	658	316
GTX, Inc., CVR(b)(c)	23	23
Inhibrx, Inc., CVR(c)	3,315	3,812
		5,909
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp., (Expires 08/20/25, Strike Price USD 5.30)(b)(c)	1,329	—
Total Rights — 0.0% (Cost: $3,087)		5,909
Warrants
Electrical Equipment — 0.0%
Enovix Corp., (Expires 10/01/26, Strike Price USD 10.50)(a)(b)	3,588	16,756
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc., (Expires 06/27/29)(b)	127	255
Total Warrants — 0.0% (Cost: $9,360)		17,011
Total Long-Term Investments — 99.5% (Cost: $832,444,810)		989,206,103
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	83,409,138	83,442,502
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	4,484,385	4,484,385
Total Short-Term Securities — 8.8% (Cost: $87,926,886)		87,926,887
Total Investments — 108.3% (Cost: $920,371,696)		1,077,132,990
Liabilities in Excess of Other Assets — (8.3)%		(82,860,234)
Net Assets — 100.0%		$ 994,272,756

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 50,754,606	$ 32,688,571 (a)	$ —	$ 7,809	$ (8,484)	$ 83,442,502	83,409,138	$ 426,105 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	625,861	3,858,524 (a)	—	—	—	4,484,385	4,484,385	172,215	—
iShares Russell 2000 ETF	4,593,607	99,429,392	(100,583,668)	848,259	(420,622)	3,866,968	17,626	53,794	—
iShares Russell Mid-Cap ETF	3,114,240	63,831,069	(64,575,403)	674,526	(129,958)	2,914,474	31,101	41,870	—
				$ 1,530,594	$ (559,064)	$ 94,708,329		$ 693,984	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	18	09/19/25	$ 1,998	$ (32,527)
S&P Mid 400 E-Mini Index	7	09/19/25	2,216	(25,589)
				$ (58,116)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 58,116	$ —	$ —	$ —	$ 58,116

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 128,818	$ —	$ —	$ 126,099	$ 254,917
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (68,788)	$ —	$ —	$ —	$ (68,788)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Russell Small/Mid-Cap Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,618,808
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 982,401,741	$ —	$ —	$ 982,401,741
Investment Companies	6,781,442	—	—	6,781,442
Rights	—	885	5,024	5,909
Warrants
Electrical Equipment	16,756	—	—	16,756
Health Care Equipment & Supplies	—	255	—	255
Short-Term Securities
Money Market Funds	87,926,887	—	—	87,926,887
	$1,077,126,826	$1,140	$5,024	$1,077,132,990
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (58,116)	$ —	$ —	$ (58,116)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
AAR Corp.(a)	2,580	$ 192,752
AeroVironment, Inc.(a)	1,968	526,716
AerSale Corp.(a)	1,574	9,507
Archer Aviation, Inc., Class A(a)(b)	36,713	368,231
Astronics Corp.(a)(b)	1,757	63,463
ATI, Inc.(a)	9,449	727,006
Axon Enterprise, Inc.(a)	5,046	3,812,203
Boeing Co.(a)	48,736	10,811,594
BWX Technologies, Inc.	6,067	921,759
Byrna Technologies, Inc.(a)(b)	1,282	28,473
Cadre Holdings, Inc.	2,386	78,905
Curtiss-Wright Corp.	2,590	1,269,670
Ducommun, Inc.(a)	926	84,247
General Dynamics Corp.	17,027	5,305,783
General Electric Co.	70,765	19,182,976
HEICO Corp.	2,764	903,275
HEICO Corp., Class A	5,221	1,347,488
Hexcel Corp.	5,868	351,552
Howmet Aerospace, Inc.	26,812	4,819,993
Huntington Ingalls Industries, Inc.	2,636	735,075
Intuitive Machines, Inc., Class A(a)(b)	7,937	88,577
Karman Holdings, Inc.(a)(b)	1,709	88,355
Kratos Defense & Security Solutions, Inc.(a)	10,628	623,864
L3Harris Technologies, Inc.	12,572	3,455,037
Leonardo DRS, Inc.	4,533	188,573
Loar Holdings, Inc.(a)	3,050	225,426
Lockheed Martin Corp.	14,100	5,935,818
Mercury Systems, Inc.(a)(b)	3,148	165,553
Moog, Inc., Class A	1,996	386,386
National Presto Industries, Inc.	368	35,494
Northrop Grumman Corp.	9,147	5,274,252
Park Aerospace Corp.	1,798	32,400
Redwire Corp.(a)(b)	2,462	35,182
Rocket Lab Corp.(a)(b)	26,521	1,217,844
RTX Corp.	90,013	14,183,348
Spirit AeroSystems Holdings, Inc., Class A(a)	7,857	309,566
StandardAero, Inc.(a)	9,452	269,855
Textron, Inc.	12,017	934,562
TransDigm Group, Inc.	3,720	5,983,471
V2X, Inc.(a)	802	37,999
Woodward, Inc.	4,002	1,028,834
		92,041,064
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	8,049	928,211
Expeditors International of Washington, Inc.	9,097	1,057,435
FedEx Corp.	14,699	3,285,080
Forward Air Corp.(a)	1,607	48,837
GXO Logistics, Inc.(a)	7,459	370,787
Hub Group, Inc., Class A	4,172	146,103
Radiant Logistics, Inc.(a)	1,065	6,294
United Parcel Service, Inc., Class B	49,352	4,252,168
		10,094,915
Automobile Components — 0.1%
Adient PLC(a)	5,612	120,321
American Axle & Manufacturing Holdings, Inc.(a)	6,123	27,247
Aptiv PLC(a)	15,617	1,071,951
BorgWarner, Inc.	14,641	538,789
Cooper-Standard Holdings, Inc.(a)	698	16,822
Dana, Inc.	8,323	132,502
Security	Shares	Value
Automobile Components (continued)
Dorman Products, Inc.(a)	1,914	$ 230,867
Fox Factory Holding Corp.(a)	2,625	79,721
Garrett Motion, Inc.	8,897	116,017
Gentex Corp.	16,255	429,457
Gentherm, Inc.(a)	2,298	73,628
Goodyear Tire & Rubber Co.(a)	17,489	179,787
Holley, Inc.(a)	3,298	6,860
LCI Industries	1,621	153,995
Lear Corp.	3,657	344,818
Luminar Technologies, Inc., Class A(a)(b)	1,270	3,772
Modine Manufacturing Co.(a)	3,491	469,749
Patrick Industries, Inc.	2,094	203,620
Phinia, Inc.	2,926	148,348
QuantumScape Corp., Class A(a)(b)	24,550	211,130
Solid Power, Inc., Class A(a)(b)	8,899	28,388
Standard Motor Products, Inc.	1,696	51,491
Visteon Corp.(a)	1,648	183,175
XPEL, Inc.(a)	1,523	49,787
		4,872,242
Automobiles — 1.6%
Ford Motor Co.	266,042	2,945,085
General Motors Co.	65,270	3,481,502
Harley-Davidson, Inc.	7,932	192,986
Lucid Group, Inc.(a)(b)	76,894	189,159
Rivian Automotive, Inc., Class A(a)(b)	53,218	684,916
Tesla, Inc.(a)	189,386	58,382,022
Thor Industries, Inc.	3,278	298,265
Winnebago Industries, Inc.	2,035	60,480
		66,234,415
Banks — 3.9%
1st Source Corp.	997	59,641
ACNB Corp.	658	27,702
Amalgamated Financial Corp.	3,163	91,695
Amerant Bancorp, Inc., Class A	4,712	90,942
Ameris Bancorp	4,339	296,571
Arrow Financial Corp.	1,851	49,607
Associated Banc-Corp.	11,591	286,761
Atlantic Union Bankshares Corp.	9,021	285,966
Axos Financial, Inc.(a)	3,469	299,548
Banc of California, Inc.	8,476	123,072
BancFirst Corp.	1,868	232,603
Bancorp, Inc.(a)	2,594	163,837
Bank First Corp.	578	68,678
Bank of America Corp.	462,438	21,859,444
Bank of Hawaii Corp.	2,181	134,960
Bank of Marin Bancorp	1,301	29,468
Bank of NT Butterfield & Son Ltd.	3,623	164,883
Bank OZK	6,920	341,156
BankUnited, Inc.	2,969	108,279
Banner Corp.	2,344	145,504
Bar Harbor Bankshares	1,349	39,175
BayCom Corp.	1,314	35,491
BCB Bancorp, Inc.	1,342	11,219
Berkshire Hills Bancorp, Inc.	1,900	46,816
Blue Foundry Bancorp(a)	1,829	15,638
BOK Financial Corp.	1,817	184,480
Bridgewater Bancshares, Inc.(a)	1,355	21,084
Brookline Bancorp, Inc.	3,524	36,368
Burke & Herbert Financial Services Corp., Class C	750	43,492
Business First Bancshares, Inc.	2,631	62,486
Byline Bancorp, Inc.	1,662	43,711

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Cadence Bank	6,933	$ 241,615
Camden National Corp.	1,025	38,653
Capital Bancorp, Inc.	643	20,242
Capital City Bank Group, Inc.	1,111	43,984
Capitol Federal Financial, Inc.	5,759	34,669
Carter Bankshares, Inc.(a)	3,260	56,659
Cathay General Bancorp	4,573	206,791
Central Pacific Financial Corp.	427	11,384
ChoiceOne Financial Services, Inc.	1,113	32,722
Citigroup, Inc.	124,442	11,660,215
Citizens & Northern Corp.	1,802	34,274
Citizens Financial Group, Inc.	30,075	1,435,179
Citizens Financial Services, Inc.	365	19,597
City Holding Co.	990	120,879
Civista Bancshares, Inc.	808	15,732
CNB Financial Corp.	1,531	35,136
Coastal Financial Corp.(a)(b)	714	68,687
Colony Bankcorp, Inc.	1,564	25,634
Columbia Banking System, Inc.	13,708	326,250
Columbia Financial, Inc.(a)(b)	2,444	35,169
Comerica, Inc.	8,290	560,155
Commerce Bancshares, Inc.	8,956	548,107
Community Financial System, Inc.	3,600	189,720
Community Trust Bancorp, Inc.	982	53,008
Community West Bancshares	3,575	68,819
ConnectOne Bancorp, Inc.	2,984	68,722
Cullen/Frost Bankers, Inc.	4,171	531,427
Customers Bancorp, Inc.(a)	1,668	106,335
CVB Financial Corp.	8,995	168,117
Dime Community Bancshares, Inc.	1,767	48,964
Eagle Bancorp, Inc.	1,044	16,798
East West Bancorp, Inc.	9,370	939,342
Eastern Bankshares, Inc.	12,797	197,714
Enterprise Financial Services Corp.	2,436	134,443
Equity Bancshares, Inc., Class A	1,265	47,539
Esquire Financial Holdings, Inc.	654	62,706
Farmers & Merchants Bancorp, Inc.	828	19,880
Farmers National Banc Corp.	1,865	25,252
FB Financial Corp.	2,244	109,417
Fifth Third Bancorp	46,401	1,928,890
Financial Institutions, Inc.	1,577	40,198
First Bancorp, Inc.	314	7,916
First BanCorp./Puerto Rico	4,434	92,360
First Bancorp/Southern Pines NC	1,949	97,625
First Bank/Hamilton	1,767	26,328
First Busey Corp.	6,005	134,032
First Business Financial Services, Inc.	758	36,096
First Citizens BancShares, Inc., Class A	655	1,306,568
First Commonwealth Financial Corp.	6,445	106,407
First Community Bankshares, Inc.	972	35,478
First Financial Bancorp	6,548	158,724
First Financial Bankshares, Inc.	8,460	292,885
First Financial Corp.	1,022	54,728
First Foundation, Inc.(a)	8,534	41,561
First Hawaiian, Inc.	9,199	223,076
First Horizon Corp.	37,007	807,123
First Interstate BancSystem, Inc., Class A	6,284	180,916
First Merchants Corp.	5,175	197,271
First Mid Bancshares, Inc.	1,619	61,473
Five Star Bancorp	948	28,525
Flagstar Financial, Inc.	21,573	243,559
Flushing Financial Corp.	2,055	24,639
FNB Corp.	29,508	452,063
Security	Shares	Value
Banks (continued)
Fulton Financial Corp.	11,311	$ 203,032
German American Bancorp, Inc.	1,773	68,119
Glacier Bancorp, Inc.	7,414	324,956
Great Southern Bancorp, Inc.	559	31,829
Greene County Bancorp, Inc.	778	18,431
Guaranty Bancshares, Inc.	297	12,952
Hancock Whitney Corp.	5,823	347,750
Hanmi Financial Corp.	907	20,689
HarborOne Bancorp, Inc.	2,218	26,239
HBT Financial, Inc.	1,273	31,660
Heritage Commerce Corp.	3,436	31,783
Heritage Financial Corp.	1,053	23,735
Hilltop Holdings, Inc.	3,539	104,754
Hingham Institution For Savings(b)	79	19,346
Home Bancorp, Inc.	190	9,935
Home BancShares, Inc.	13,490	379,878
HomeStreet, Inc.(a)	954	12,478
HomeTrust Bancshares, Inc.	642	24,948
Hope Bancorp, Inc.	7,383	73,756
Horizon Bancorp, Inc.	2,632	40,770
Huntington Bancshares, Inc.	98,152	1,612,637
Independent Bank Corp.	4,514	257,000
International Bancshares Corp.	4,389	299,242
John Marshall Bancorp, Inc.	759	13,973
JPMorgan Chase & Co.	187,260	55,473,902
Kearny Financial Corp.	5,495	32,585
KeyCorp.	64,084	1,148,385
Lakeland Financial Corp.	1,478	93,661
Live Oak Bancshares, Inc.	2,391	75,579
M&T Bank Corp.	11,113	2,097,023
Mercantile Bank Corp.	2,437	111,347
Metrocity Bankshares, Inc.	1,908	52,661
Metropolitan Bank Holding Corp.	533	37,598
Mid Penn Bancorp, Inc.	806	22,125
Midland States Bancorp, Inc.	963	16,332
MidWestOne Financial Group, Inc.	1,021	28,118
MVB Financial Corp.	865	19,670
National Bank Holdings Corp., Class A	2,275	84,311
NB Bancorp, Inc.(a)	6,036	104,000
NBT Bancorp, Inc.	3,198	132,333
Nicolet Bankshares, Inc.	940	121,260
Northeast Bank	629	62,378
Northfield Bancorp, Inc.	2,756	29,351
Northrim BanCorp, Inc.	572	47,779
Northwest Bancshares, Inc.	8,857	103,627
NU Holdings Ltd./Cayman Islands, Class A(a)	216,461	2,645,153
OceanFirst Financial Corp.	4,668	78,329
OFG Bancorp	2,791	118,952
Old National Bancorp	22,582	476,706
Old Second Bancorp, Inc.	2,744	46,566
Orange County Bancorp, Inc.	1,268	31,687
Origin Bancorp, Inc.	1,892	69,153
Orrstown Financial Services, Inc.	3,495	114,846
Pacific Premier Bancorp, Inc.	6,620	143,455
Park National Corp.	1,046	169,316
Pathward Financial, Inc.	1,236	93,472
PCB Bancorp	1,231	25,162
Peapack-Gladstone Financial Corp.	1,216	30,984
Peoples Bancorp, Inc.	2,207	63,208
Peoples Financial Services Corp.	546	26,596
Pinnacle Financial Partners, Inc.	5,340	469,333
PNC Financial Services Group, Inc.	26,727	5,085,346
Popular, Inc.	4,863	557,203
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Preferred Bank/Los Angeles CA	305	$ 27,700
Primis Financial Corp.	1,942	21,731
Prosperity Bancshares, Inc.	7,341	489,057
Provident Financial Services, Inc.	7,831	142,681
QCR Holdings, Inc.	904	64,184
RBB Bancorp	350	6,338
Red River Bancshares, Inc.	282	16,968
Regions Financial Corp.	64,544	1,634,900
Renasant Corp.	7,863	288,100
Republic Bancorp, Inc., Class A	538	37,047
S&T Bancorp, Inc.	2,286	83,759
Seacoast Banking Corp. of Florida	5,847	164,827
ServisFirst Bancshares, Inc.	3,034	238,624
Shore Bancshares, Inc.	2,166	33,595
Sierra Bancorp	1,347	39,494
Simmons First National Corp., Class A	6,948	133,193
SmartFinancial, Inc.	1,272	43,579
South Plains Financial, Inc.	1,099	40,784
Southern First Bancshares, Inc.(a)	161	6,691
Southern Missouri Bancorp, Inc.	347	18,769
Southside Bancshares, Inc.	1,208	35,564
SouthState Corp.	6,838	643,934
Stellar Bancorp, Inc.	2,975	87,852
Stock Yards Bancorp, Inc.	1,716	128,288
Synovus Financial Corp.	10,005	472,636
Texas Capital Bancshares, Inc.(a)	3,487	292,803
TFS Financial Corp.	4,986	65,366
Third Coast Bancshares, Inc.(a)	1,211	45,594
Tompkins Financial Corp.	1,151	74,447
Towne Bank/Portsmouth VA	6,934	242,898
TriCo Bancshares	1,964	80,760
Triumph Financial, Inc.(a)	1,335	75,721
Truist Financial Corp.	88,379	3,863,046
TrustCo Bank Corp./New York	719	24,130
Trustmark Corp.	3,530	131,492
U.S. Bancorp	105,038	4,722,508
UMB Financial Corp.	5,004	550,390
United Bankshares, Inc.	9,589	340,601
United Community Banks, Inc.	3,642	111,081
Univest Financial Corp.	1,834	52,893
USCB Financial Holdings, Inc., Class A	1,758	29,253
Valley National Bancorp	35,791	331,783
Veritex Holdings, Inc.	2,661	84,407
WaFd, Inc.	5,659	164,705
Washington Trust Bancorp, Inc.	1,069	28,799
Webster Financial Corp.	11,532	664,820
Wells Fargo & Co.	219,583	17,704,977
WesBanco, Inc.	5,904	177,888
West BanCorp, Inc.	1,337	24,053
Westamerica BanCorp	1,572	75,299
Western Alliance Bancorp	7,392	573,324
Wintrust Financial Corp.	4,624	591,780
WSFS Financial Corp.	3,434	188,321
Zions Bancorp N.A.	9,529	510,945
		161,192,417
Beverages — 1.0%
Boston Beer Co., Inc., Class A(a)	590	122,177
Brown-Forman Corp., Class A	2,982	85,405
Brown-Forman Corp., Class B	10,300	297,155
Celsius Holdings, Inc.(a)	11,162	506,085
Coca-Cola Co.	261,370	17,744,409
Coca-Cola Consolidated, Inc.	3,521	393,472
Security	Shares	Value
Beverages (continued)
Constellation Brands, Inc., Class A	8,911	$ 1,488,493
Keurig Dr. Pepper, Inc.	87,027	2,841,432
MGP Ingredients, Inc.	1,116	31,560
Molson Coors Beverage Co., Class B	10,801	526,225
Monster Beverage Corp.(a)	47,116	2,768,065
National Beverage Corp.(a)	1,540	70,563
PepsiCo, Inc.	92,107	12,703,397
Primo Brands Corp.	17,369	479,558
Vita Coco Co., Inc.(a)	3,365	118,650
		40,176,646
Biotechnology — 2.0%
4D Molecular Therapeutics, Inc.(a)(b)	3,771	16,970
89bio, Inc.(a)(b)	8,968	85,196
AbbVie, Inc.	119,252	22,541,013
Absci Corp.(a)(b)	12,031	34,048
ACADIA Pharmaceuticals, Inc.(a)	7,957	189,615
ADC Therapeutics SA(a)(b)	12,438	34,453
ADMA Biologics, Inc.(a)	15,650	292,655
Agios Pharmaceuticals, Inc.(a)(b)	3,560	132,503
Akebia Therapeutics, Inc.(a)	20,965	77,256
Akero Therapeutics, Inc.(a)(b)	4,463	218,018
Aldeyra Therapeutics, Inc.(a)(b)	3,447	17,201
Alector, Inc.(a)	2,986	4,449
Alkermes PLC(a)	10,139	268,582
Allogene Therapeutics, Inc.(a)(b)	5,719	7,034
Alnylam Pharmaceuticals, Inc.(a)	8,461	3,318,743
Altimmune, Inc.(a)(b)	4,063	14,992
Amgen, Inc.	36,182	10,677,308
Amicus Therapeutics, Inc.(a)	21,889	131,115
AnaptysBio, Inc.(a)(b)	865	21,236
Anavex Life Sciences Corp.(a)(b)	5,000	56,500
Anika Therapeutics, Inc.(a)	1,304	10,765
Annexon, Inc.(a)(b)	6,182	14,837
Apellis Pharmaceuticals, Inc.(a)	6,746	150,706
Apogee Therapeutics, Inc.(a)(b)	2,661	101,810
Arbutus Biopharma Corp.(a)(b)	7,498	24,593
Arcellx, Inc.(a)(b)	2,703	192,967
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,205	14,713
Arcus Biosciences, Inc.(a)	3,707	33,845
Arcutis Biotherapeutics, Inc.(a)(b)	6,214	90,600
Ardelyx, Inc.(a)(b)	19,637	83,261
ArriVent Biopharma, Inc.(a)(b)	2,616	51,038
Arrowhead Pharmaceuticals, Inc.(a)	7,797	123,193
ARS Pharmaceuticals, Inc.(a)(b)	4,460	78,853
Astria Therapeutics, Inc.(a)	2,797	19,355
aTyr Pharma, Inc.(a)	7,487	35,339
Aura Biosciences, Inc.(a)(b)	7,824	53,907
Aurinia Pharmaceuticals, Inc.(a)	8,475	78,351
Avidity Biosciences, Inc.(a)	7,362	270,259
Avita Medical, Inc.(a)(b)	1,749	9,270
Beam Therapeutics, Inc.(a)(b)	6,921	136,413
BioCryst Pharmaceuticals, Inc.(a)	15,885	129,304
Biogen, Inc.(a)	9,989	1,278,592
Biohaven Ltd.(a)	6,094	92,019
BioMarin Pharmaceutical, Inc.(a)	12,679	733,480
Bridgebio Pharma, Inc.(a)(b)	10,579	500,069
Capricor Therapeutics, Inc.(a)(b)	5,016	41,031
Cardiff Oncology, Inc.(a)(b)	10,745	25,466
CareDx, Inc.(a)(b)	4,945	60,749
Cargo Therapeutics, Inc.(a)(b)	1,604	7,170
Catalyst Pharmaceuticals, Inc.(a)	8,892	189,666
Celcuity, Inc.(a)(b)	799	31,293

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Celldex Therapeutics, Inc.(a)	4,265	$ 93,745
CG oncology, Inc.(a)(b)	3,464	92,454
Cidara Therapeutics, Inc.(a)(b)	849	53,750
Cogent Biosciences, Inc.(a)	7,471	85,319
Coherus Oncology, Inc.(a)(b)	6,286	5,910
Compass Therapeutics, Inc.(a)(b)	8,157	24,226
Crinetics Pharmaceuticals, Inc.(a)	5,879	168,081
CRISPR Therapeutics AG(a)(b)	5,693	320,288
Cullinan Therapeutics, Inc.(a)(b)	4,093	31,803
Cytokinetics, Inc.(a)	7,503	282,413
Day One Biopharmaceuticals, Inc.(a)	3,982	26,719
Denali Therapeutics, Inc.(a)(b)	8,773	121,331
Design Therapeutics, Inc.(a)	2,613	10,112
Dianthus Therapeutics, Inc.(a)(b)	1,902	39,314
Disc Medicine, Inc.(a)(b)	1,366	81,632
Dynavax Technologies Corp.(a)	8,014	87,994
Dyne Therapeutics, Inc.(a)	5,380	52,993
Editas Medicine, Inc.(a)	6,257	15,705
Emergent BioSolutions, Inc.(a)(b)	5,872	34,527
Enanta Pharmaceuticals, Inc.(a)	1,355	10,271
Entrada Therapeutics, Inc.(a)(b)	1,826	10,737
Erasca, Inc.(a)(b)	16,501	23,349
Exact Sciences Corp.(a)	12,792	600,584
Exelixis, Inc.(a)	17,933	649,533
Fate Therapeutics, Inc.(a)	5,497	6,047
Foghorn Therapeutics, Inc.(a)(b)	1,251	6,568
Geron Corp.(a)(b)	43,271	49,762
Gilead Sciences, Inc.	83,744	9,403,614
GRAIL, Inc.(a)	1,680	57,473
Halozyme Therapeutics, Inc.(a)	8,051	482,818
Heron Therapeutics, Inc.(a)(b)	5,088	8,802
Humacyte, Inc.(a)(b)	4,049	9,718
Ideaya Biosciences, Inc.(a)	6,581	160,247
ImmunityBio, Inc.(a)(b)	7,947	19,550
Immunome, Inc.(a)(b)	4,279	45,015
Immunovant, Inc.(a)	3,713	59,705
Incyte Corp.(a)	10,914	817,349
Inhibrx Biosciences, Inc.(a)(b)	560	12,275
Insmed, Inc.(a)	12,092	1,297,230
Intellia Therapeutics, Inc.(a)(b)	5,528	64,346
Ionis Pharmaceuticals, Inc.(a)	10,690	459,456
Iovance Biotherapeutics, Inc.(a)(b)	18,001	46,263
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	6,725
iTeos Therapeutics, Inc.(a)(b)	2,020	20,483
Janux Therapeutics, Inc.(a)(b)	2,065	49,591
KalVista Pharmaceuticals, Inc.(a)(b)	2,567	34,988
Keros Therapeutics, Inc.(a)	1,802	25,805
Kodiak Sciences, Inc.(a)	1,928	12,677
Krystal Biotech, Inc.(a)	1,586	244,038
Kura Oncology, Inc.(a)	4,970	30,069
Kymera Therapeutics, Inc.(a)	3,501	153,169
Larimar Therapeutics, Inc.(a)	4,731	16,369
Madrigal Pharmaceuticals, Inc.(a)(b)	1,118	338,206
MannKind Corp.(a)	15,218	57,524
MeiraGTx Holdings PLC(a)	2,029	15,522
Metsera, Inc.(a)	1,522	50,211
MiMedx Group, Inc.(a)	9,149	65,781
Mineralys Therapeutics, Inc.(a)	2,581	36,521
Mirum Pharmaceuticals, Inc.(a)	2,999	154,988
Moderna, Inc.(a)	24,179	714,731
Monte Rosa Therapeutics, Inc.(a)	998	4,940
Security	Shares	Value
Biotechnology (continued)
Myriad Genetics, Inc.(a)	6,730	$ 25,843
Natera, Inc.(a)	8,803	1,176,609
Neurocrine Biosciences, Inc.(a)	6,488	831,956
Neurogene, Inc.(a)(b)	1,070	23,294
Nkarta, Inc.(a)	2,544	5,520
Novavax, Inc.(a)(b)	8,300	55,195
Nurix Therapeutics, Inc.(a)(b)	4,671	52,595
Nuvalent, Inc., Class A(a)	3,064	240,064
Olema Pharmaceuticals, Inc.(a)(b)	2,267	11,652
Organogenesis Holdings, Inc., Class A(a)(b)	6,610	30,538
ORIC Pharmaceuticals, Inc.(a)	3,677	36,660
Perspective Therapeutics, Inc.(a)(b)	3,920	15,053
Praxis Precision Medicines, Inc.(a)(b)	1,385	75,095
Precigen, Inc.(a)(b)	5,740	9,815
Prime Medicine, Inc.(a)(b)	2,694	10,076
Protagonist Therapeutics, Inc.(a)	4,290	231,059
Prothena Corp. PLC(a)(b)	2,491	17,113
PTC Therapeutics, Inc.(a)	5,457	284,364
Recursion Pharmaceuticals, Inc., Class A(a)(b)	23,733	141,211
Regeneron Pharmaceuticals, Inc.	7,072	3,857,493
REGENXBIO, Inc.(a)	3,603	30,662
Relay Therapeutics, Inc.(a)	5,448	19,177
Replimune Group, Inc.(a)(b)	3,154	22,173
Revolution Medicines, Inc.(a)(b)	11,350	423,015
Rhythm Pharmaceuticals, Inc.(a)	3,862	329,158
Rigel Pharmaceuticals, Inc.(a)	1,105	23,271
Rocket Pharmaceuticals, Inc.(a)	4,600	14,030
Roivant Sciences Ltd.(a)	28,265	321,090
Sana Biotechnology, Inc.(a)(b)	11,242	45,643
Sarepta Therapeutics, Inc.(a)	6,626	108,799
Savara, Inc.(a)	7,236	18,741
Scholar Rock Holding Corp.(a)	5,414	200,589
Soleno Therapeutics, Inc.(a)	2,750	237,793
Solid Biosciences, Inc.(a)	8,458	57,853
Spyre Therapeutics, Inc.(a)	2,754	46,735
Stoke Therapeutics, Inc.(a)(b)	3,419	43,934
Summit Therapeutics, Inc.(a)(b)	8,075	212,938
Syndax Pharmaceuticals, Inc.(a)	4,959	49,193
Tango Therapeutics, Inc.(a)(b)	1,668	10,075
Taysha Gene Therapies, Inc.(a)(b)	14,523	39,648
TG Therapeutics, Inc.(a)	9,652	342,646
Tourmaline Bio, Inc.(a)	2,342	51,828
Travere Therapeutics, Inc.(a)	5,719	88,359
Twist Bioscience Corp.(a)	3,793	127,331
Tyra Biosciences, Inc.(a)(b)	1,832	20,024
Ultragenyx Pharmaceutical, Inc.(a)	6,233	170,286
United Therapeutics Corp.(a)	3,015	828,220
Upstream Bio, Inc.(a)(b)	3,490	53,432
UroGen Pharma Ltd.(a)	1,616	30,801
Vanda Pharmaceuticals, Inc.(a)	2,945	12,546
Vaxcyte, Inc.(a)	8,353	283,584
Vera Therapeutics, Inc., Class A(a)	3,229	67,131
Veracyte, Inc.(a)(b)	5,067	119,125
Verastem, Inc.(a)(b)	5,492	33,886
Vericel Corp.(a)	3,406	119,006
Vertex Pharmaceuticals, Inc.(a)	17,291	7,899,739
Viking Therapeutics, Inc.(a)(b)	7,100	231,247
Vir Biotechnology, Inc.(a)	5,579	28,286
Viridian Therapeutics, Inc.(a)(b)	4,821	84,464
Voyager Therapeutics, Inc.(a)(b)	2,518	8,032
Xencor, Inc.(a)	3,868	32,182
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Xenon Pharmaceuticals, Inc.(a)(b)	5,518	$ 168,520
Y-mAbs Therapeutics, Inc.(a)	1,877	8,390
Zymeworks, Inc.(a)(b)	3,388	42,553
		81,000,507
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	645,971	151,228,271
Coupang, Inc., Class A(a)	84,085	2,474,621
Dillard’s, Inc., Class A(b)	175	81,713
eBay, Inc.	30,963	2,840,855
Etsy, Inc.(a)	6,756	393,672
Groupon, Inc.(a)(b)	2,275	70,161
Kohl’s Corp.	6,902	74,818
Macy’s, Inc.	18,985	239,780
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,139	565,512
Savers Value Village, Inc.(a)(b)	1,377	14,335
		157,983,738
Building Products — 0.7%
A O Smith Corp.	7,902	559,383
AAON, Inc.	4,543	379,340
Advanced Drainage Systems, Inc.	4,719	541,505
Allegion PLC	5,855	971,462
American Woodmark Corp.(a)	1,233	64,868
Apogee Enterprises, Inc.	1,427	59,920
Armstrong World Industries, Inc.	3,001	564,698
AZZ, Inc.	2,218	242,871
Builders FirstSource, Inc.(a)	7,390	939,491
Carlisle Cos., Inc.	2,916	1,034,334
Carrier Global Corp.	54,593	3,746,172
CSW Industrials, Inc.	1,106	286,985
Fortune Brands Innovations, Inc.	8,362	456,063
Gibraltar Industries, Inc.(a)	1,865	123,146
Griffon Corp.	2,530	205,613
Hayward Holdings, Inc.(a)	11,880	182,714
Insteel Industries, Inc.	1,232	44,475
Janus International Group, Inc.(a)(b)	10,578	90,653
JELD-WEN Holding, Inc.(a)	6,029	27,131
Johnson Controls International PLC	44,261	4,647,405
Lennox International, Inc.	2,156	1,313,004
Masco Corp.	13,522	921,254
Masterbrand, Inc.(a)	8,295	91,494
Owens Corning	5,798	808,415
Quanex Building Products Corp.	4,271	83,199
Resideo Technologies, Inc.(a)	9,442	257,767
Simpson Manufacturing Co., Inc.	2,694	483,384
Tecnoglass, Inc.	1,729	134,914
Trane Technologies PLC	14,965	6,555,867
Trex Co., Inc.(a)	7,520	483,085
UFP Industries, Inc.	3,867	378,966
Zurn Elkay Water Solutions Corp.	9,531	421,747
		27,101,325
Capital Markets — 3.6%
Acadian Asset Management, Inc.	1,883	78,691
Affiliated Managers Group, Inc.	1,829	383,852
AlTi Global, Inc., Class A(a)(b)	6,212	25,407
Ameriprise Financial, Inc.	6,398	3,315,380
Ares Management Corp., Class A	12,757	2,366,806
Artisan Partners Asset Management, Inc., Class A	3,613	163,488
Bank of New York Mellon Corp.	48,369	4,907,035
BGC Group, Inc., Class A	22,373	207,398
Security	Shares	Value
Capital Markets (continued)
Blackrock, Inc.(c)	10,313	$ 11,406,281
Blackstone, Inc., Class A	49,216	8,512,399
Blue Owl Capital, Inc., Class A	41,353	800,181
Brookfield Asset Management Ltd., Class A(b)	26,078	1,608,230
Carlyle Group, Inc.	17,750	1,076,715
Cboe Global Markets, Inc.	7,076	1,705,599
Charles Schwab Corp.	114,886	11,227,809
CME Group, Inc., Class A	24,314	6,766,100
Cohen & Steers, Inc.	1,830	134,615
Coinbase Global, Inc., Class A(a)	13,957	5,272,396
Diamond Hill Investment Group, Inc., Class A	101	13,693
DigitalBridge Group, Inc.	11,708	125,744
Donnelley Financial Solutions, Inc.(a)	1,458	77,216
Evercore, Inc., Class A	2,488	749,236
FactSet Research Systems, Inc.	2,596	1,045,928
Forge Global Holdings, Inc.(a)	709	15,541
Franklin Resources, Inc.	21,309	511,416
Freedom Holding Corp.(a)(b)	1,141	212,015
GCM Grosvenor, Inc., Class A	2,165	25,525
Goldman Sachs Group, Inc.	20,473	14,814,058
Hamilton Lane, Inc., Class A	2,666	406,032
Houlihan Lokey, Inc., Class A	3,663	698,388
Interactive Brokers Group, Inc., Class A	28,816	1,889,177
Intercontinental Exchange, Inc.	38,431	7,103,202
Invesco Ltd.	23,471	493,126
Janus Henderson Group PLC	8,874	384,244
Jefferies Financial Group, Inc.	10,446	602,316
KKR & Co., Inc., Class A	45,542	6,675,546
Lazard, Inc.	7,479	388,758
LPL Financial Holdings, Inc.	5,417	2,143,669
Marex Group PLC	2,392	92,283
MarketAxess Holdings, Inc.	2,511	516,011
Moelis & Co., Class A	4,116	288,696
Moody’s Corp.	10,454	5,391,442
Morgan Stanley	77,431	11,030,820
Morningstar, Inc.	1,651	456,436
MSCI, Inc., Class A	5,109	2,867,988
Nasdaq, Inc.	28,021	2,696,181
Northern Trust Corp.	12,973	1,686,490
Open Lending Corp.(a)	5,715	12,516
P10, Inc., Class A	2,388	29,372
Patria Investments Ltd., Class A	4,257	59,385
Perella Weinberg Partners, Class A	3,888	77,527
Piper Sandler Cos.	1,151	362,933
PJT Partners, Inc., Class A	1,623	289,900
Raymond James Financial, Inc.	12,194	2,037,983
Robinhood Markets, Inc., Class A(a)	50,031	5,155,695
S&P Global, Inc.	20,688	11,401,157
SEI Investments Co.	6,704	590,757
State Street Corp.	19,437	2,172,085
StepStone Group, Inc., Class A	4,241	251,746
Stifel Financial Corp.	6,663	760,382
StoneX Group, Inc.(a)	3,068	298,332
T Rowe Price Group, Inc.	14,823	1,503,793
TPG, Inc., Class A	8,912	508,608
Tradeweb Markets, Inc., Class A	7,952	1,101,750
Victory Capital Holdings, Inc., Class A	3,077	212,036
Virtu Financial, Inc., Class A	5,659	249,788
Virtus Investment Partners, Inc.	369	71,331

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
WisdomTree, Inc.	8,155	$ 108,217
XP, Inc., Class A	26,729	431,406
		151,046,258
Chemicals — 1.2%
AdvanSix, Inc.	1,773	35,673
Air Products and Chemicals, Inc.	15,001	4,318,488
Albemarle Corp.	7,911	536,761
American Vanguard Corp.	1,202	4,640
Ashland, Inc.	3,556	183,347
ASP Isotopes, Inc.(a)(b)	4,710	42,720
Aspen Aerogels, Inc.(a)	3,713	28,442
Avient Corp.	7,399	233,586
Axalta Coating Systems Ltd.(a)	14,722	416,927
Balchem Corp.	2,008	306,160
Cabot Corp.	3,476	250,898
Celanese Corp., Class A	7,270	379,712
CF Industries Holdings, Inc.	11,151	1,035,147
Chemours Co.	11,793	141,280
Corteva, Inc.	46,351	3,343,298
Dow, Inc.	47,794	1,113,122
DuPont de Nemours, Inc.	28,326	2,036,639
Eastman Chemical Co.	7,913	574,563
Ecolab, Inc.	16,886	4,420,079
Ecovyst, Inc.(a)	8,228	70,843
Element Solutions, Inc.	15,867	374,461
FMC Corp.	8,070	315,053
Ginkgo Bioworks Holdings, Inc.(a)(b)	4,326	56,844
Hawkins, Inc.	1,466	239,369
HB Fuller Co.	3,352	188,382
Huntsman Corp.	10,842	105,167
Ingevity Corp.(a)	2,428	101,466
Innospec, Inc.	1,590	127,041
International Flavors & Fragrances, Inc.	16,790	1,192,594
Intrepid Potash, Inc.(a)	1,114	37,074
Koppers Holdings, Inc.	1,368	44,953
Kronos Worldwide, Inc.	777	4,157
Linde PLC	31,642	14,563,547
LSB Industries, Inc.(a)	3,652	28,230
LyondellBasell Industries NV, Class A	17,142	993,036
Mativ Holdings, Inc.	5,609	37,132
Minerals Technologies, Inc.	2,032	118,161
Mosaic Co.	21,159	761,936
NewMarket Corp.	377	258,999
Olin Corp.	7,772	147,202
Orion SA	3,373	32,718
Perimeter Solutions, Inc.(a)	8,957	144,476
PPG Industries, Inc.	15,494	1,634,617
PureCycle Technologies, Inc.(a)	9,838	131,928
Quaker Chemical Corp.	858	98,172
Rayonier Advanced Materials, Inc.(a)	5,464	20,982
RPM International, Inc.	8,598	1,009,491
Scotts Miracle-Gro Co.	3,291	206,214
Sensient Technologies Corp.	2,722	305,653
Sherwin-Williams Co.	15,658	5,180,919
Stepan Co.	1,403	71,230
Tronox Holdings PLC	6,792	21,666
Westlake Corp.	2,011	159,472
		48,184,667
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	4,442	204,909
ACCO Brands Corp.	3,640	13,650
ACV Auctions, Inc., Class A(a)	10,052	142,839
Security	Shares	Value
Commercial Services & Supplies (continued)
BrightView Holdings, Inc.(a)(b)	2,533	$ 40,401
Brink’s Co.	2,944	257,129
Casella Waste Systems, Inc., Class A(a)	3,988	433,615
CECO Environmental Corp.(a)(b)	2,391	107,475
Cimpress PLC(a)(b)	1,338	74,005
Cintas Corp.	23,168	5,156,038
Clean Harbors, Inc.(a)	3,497	824,628
Copart, Inc.(a)	59,598	2,701,577
CoreCivic, Inc.(a)	8,030	160,921
Deluxe Corp.	2,249	36,209
Driven Brands Holdings, Inc.(a)	3,595	60,755
Ennis, Inc.	1,476	26,273
Enviri Corp.(a)	4,861	43,749
GEO Group, Inc.(a)	8,758	227,007
Healthcare Services Group, Inc.(a)	5,673	73,806
HNI Corp.	3,184	163,785
Interface, Inc., Class A	5,118	105,533
Liquidity Services, Inc.(a)	1,769	42,244
MillerKnoll, Inc.	5,129	97,348
Montrose Environmental Group, Inc.(a)(b)	1,946	44,155
MSA Safety, Inc.	2,542	452,146
OPENLANE, Inc.(a)	7,187	177,088
Pitney Bowes, Inc.	4,321	49,087
Quad/Graphics, Inc., Class A	1,629	8,683
RB Global, Inc.	12,454	1,348,270
Republic Services, Inc.	13,704	3,160,828
Rollins, Inc.	18,665	1,068,945
Steelcase, Inc., Class A	4,806	49,646
Tetra Tech, Inc.	17,820	654,707
UniFirst Corp.	954	163,163
Veralto Corp.	16,191	1,697,302
Vestis Corp.	9,458	57,315
VSE Corp.	1,409	220,565
Waste Management, Inc.	24,778	5,678,126
		25,823,922
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)	5,274	48,995
Applied Optoelectronics, Inc.(a)(b)	4,733	108,244
Arista Networks, Inc.(a)	69,214	8,528,549
Aviat Networks, Inc.(a)	336	7,258
Calix, Inc.(a)	4,004	226,987
Ciena Corp.(a)	9,663	897,113
Cisco Systems, Inc.	268,068	18,250,069
Clearfield, Inc.(a)	817	35,793
CommScope Holding Co., Inc.(a)	13,802	113,176
Digi International, Inc.(a)	3,329	108,559
Extreme Networks, Inc.(a)	10,160	179,426
F5, Inc.(a)	3,823	1,198,205
Harmonic, Inc.(a)	6,424	54,668
Lumentum Holdings, Inc.(a)	4,472	492,278
Motorola Solutions, Inc.	11,208	4,920,088
NETGEAR, Inc.(a)	1,767	41,083
NetScout Systems, Inc.(a)	4,617	98,896
Ribbon Communications, Inc.(a)	4,557	17,134
Ubiquiti, Inc.	252	109,738
Viasat, Inc.(a)	7,239	118,937
Viavi Solutions, Inc.(a)	14,749	148,227
		35,703,423
Construction & Engineering — 0.4%
AECOM	8,985	1,012,969
Ameresco, Inc., Class A(a)	2,857	48,340
API Group Corp.(a)	24,804	894,680
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Arcosa, Inc.	3,111	$ 267,173
Argan, Inc.	963	235,916
Bowman Consulting Group Ltd.(a)	812	28,160
Centuri Holdings, Inc.(a)(b)	1,763	38,433
Comfort Systems USA, Inc.	2,357	1,657,678
Concrete Pumping Holdings, Inc.	1,884	12,868
Construction Partners, Inc., Class A(a)(b)	2,954	297,911
Dycom Industries, Inc.(a)	1,865	501,331
EMCOR Group, Inc.	2,973	1,865,528
Everus Construction Group, Inc.(a)	3,345	248,400
Fluor Corp.(a)	11,338	643,658
Granite Construction, Inc.	2,789	263,477
Great Lakes Dredge & Dock Corp.(a)	4,898	54,270
IES Holdings, Inc.(a)	582	205,487
Limbach Holdings, Inc.(a)	850	116,450
MasTec, Inc.(a)(b)	4,196	793,925
Matrix Service Co.(a)	3,264	49,874
MYR Group, Inc.(a)	1,224	236,844
NWPX Infrastructure, Inc.(a)	487	20,347
Orion Group Holdings, Inc.(a)	4,006	29,684
Primoris Services Corp.	3,653	344,003
Quanta Services, Inc.	9,949	4,040,587
Sterling Infrastructure, Inc.(a)	2,030	543,208
Tutor Perini Corp.(a)	2,730	131,449
Valmont Industries, Inc.	1,368	497,884
WillScot Holdings Corp., Class A	12,097	355,047
		15,435,581
Construction Materials — 0.2%
CRH PLC	45,470	4,340,112
Eagle Materials, Inc.	2,174	487,606
James Hardie Industries PLC(a)	9,710	251,877
Knife River Corp.(a)	3,754	309,630
Martin Marietta Materials, Inc.	4,086	2,348,960
United States Lime & Minerals Inc	570	56,761
Vulcan Materials Co.	9,005	2,473,403
		10,268,349
Consumer Finance — 0.7%
Ally Financial, Inc.	18,478	699,392
American Express Co.	36,953	11,060,402
Atlanticus Holdings Corp.(a)	526	26,105
Bread Financial Holdings, Inc.	2,626	160,974
Capital One Financial Corp.	42,140	9,060,100
Consumer Portfolio Services, Inc.(a)	1,875	14,813
Credit Acceptance Corp.(a)(b)	459	225,039
Dave, Inc., Class A(a)	692	163,174
Encore Capital Group, Inc.(a)	1,672	61,663
Enova International, Inc.(a)	1,795	187,685
FirstCash Holdings, Inc.	2,745	365,881
Green Dot Corp., Class A(a)	1,798	18,196
LendingClub Corp.(a)	7,657	119,373
LendingTree, Inc.(a)	601	28,055
Medallion Financial Corp.	3,822	39,023
Navient Corp.	6,130	79,322
Nelnet, Inc., Class A	903	112,667
NerdWallet, Inc., Class A(a)	2,065	21,868
OneMain Holdings, Inc.	8,073	466,539
PRA Group, Inc.(a)	2,429	36,921
PROG Holdings, Inc.	2,650	84,376
Regional Management Corp.	728	24,199
SLM Corp.	14,914	474,265
SoFi Technologies, Inc.(a)	71,778	1,620,747
Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	25,004	$ 1,742,029
Upstart Holdings, Inc.(a)(b)	5,429	443,766
World Acceptance Corp.(a)	213	33,509
		27,370,083
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	28,760	552,767
Andersons, Inc.	2,210	79,383
BJ’s Wholesale Club Holdings, Inc.(a)	8,561	906,610
Casey’s General Stores, Inc.	2,483	1,291,483
Chefs’ Warehouse, Inc.(a)	2,601	178,325
Costco Wholesale Corp.	29,850	28,048,254
Dollar General Corp.	14,912	1,564,269
Dollar Tree, Inc.(a)	13,595	1,543,712
Grocery Outlet Holding Corp.(a)	6,304	83,024
HF Foods Group, Inc.(a)(b)	1,854	5,024
Ingles Markets, Inc., Class A	1,069	67,272
Kroger Co.	41,014	2,875,081
Maplebear, Inc.(a)	11,862	569,020
Natural Grocers by Vitamin Cottage, Inc.	1,292	48,954
Performance Food Group Co.(a)	10,555	1,059,722
PriceSmart, Inc.	1,657	178,128
SpartanNash Co.	2,523	66,960
Sprouts Farmers Market, Inc.(a)	6,613	1,002,134
Sysco Corp.	32,697	2,602,681
Target Corp.	30,693	3,084,647
U.S. Foods Holding Corp.(a)	15,474	1,289,449
United Natural Foods, Inc.(a)	3,544	97,956
Village Super Market, Inc., Class A	1,208	41,555
Walgreens Boots Alliance, Inc.	48,366	562,980
Walmart, Inc.	292,642	28,673,063
Weis Markets, Inc.	1,178	85,299
		76,557,752
Containers & Packaging — 0.3%
Amcor PLC	153,309	1,433,439
AptarGroup, Inc.	4,527	711,373
Ardagh Metal Packaging SA	8,206	32,496
Avery Dennison Corp.	5,418	908,978
Ball Corp.	19,250	1,102,255
Crown Holdings, Inc.	7,798	774,809
Graphic Packaging Holding Co.	19,612	438,524
Greif, Inc., Class A	1,857	117,790
Greif, Inc., Class B	150	9,847
International Paper Co.	35,140	1,642,444
Myers Industries, Inc.	2,006	29,388
O-I Glass, Inc.(a)	9,817	127,719
Packaging Corp. of America	5,967	1,156,106
Ranpak Holdings Corp., Class A(a)	2,577	9,406
Sealed Air Corp.	9,053	264,981
Silgan Holdings, Inc.	5,781	268,990
Smurfit WestRock PLC	35,651	1,582,191
Sonoco Products Co.	6,383	287,682
TriMas Corp.	2,253	80,500
		10,978,918
Distributors — 0.1%
A-Mark Precious Metals, Inc.	876	18,641
Genuine Parts Co.	9,443	1,217,014
GigaCloud Technology, Inc., Class A(a)(b)	1,590	35,409
LKQ Corp.	18,029	531,315

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Distributors (continued)
Pool Corp.	2,489	$ 766,961
Weyco Group, Inc.	929	27,015
		2,596,355
Diversified Consumer Services — 0.1%
ADT, Inc.	24,126	201,452
Adtalem Global Education, Inc.(a)	2,433	278,019
Bright Horizons Family Solutions, Inc.(a)	3,999	452,287
Carriage Services, Inc.	750	33,690
Coursera, Inc.(a)	9,809	123,986
Duolingo, Inc., Class A(a)	2,579	893,752
European Wax Center, Inc., Class A(a)	2,320	10,858
Frontdoor, Inc.(a)	4,969	290,686
Graham Holdings Co., Class B	237	226,141
Grand Canyon Education, Inc.(a)	1,933	325,962
H&R Block, Inc.	9,281	504,329
KinderCare Learning Cos., Inc.(a)	2,542	24,429
Laureate Education, Inc., Class A(a)	7,913	178,834
Lincoln Educational Services Corp.(a)	3,193	73,024
Matthews International Corp., Class A	2,063	48,460
Mister Car Wash, Inc.(a)	4,380	25,294
Nerdy, Inc., Class A(a)	3,456	5,219
OneSpaWorld Holdings Ltd.	7,448	164,750
Perdoceo Education Corp.	4,729	136,101
Service Corp. International	9,156	698,694
Strategic Education, Inc.	1,745	129,383
Stride, Inc.(a)	2,913	373,534
Udemy, Inc.(a)	6,592	50,165
Universal Technical Institute, Inc.(a)	3,497	112,673
		5,361,722
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	4,091	73,556
American Assets Trust, Inc.	2,957	56,272
Armada Hoffler Properties, Inc.	4,860	33,194
Broadstone Net Lease, Inc.	11,612	188,579
CTO Realty Growth, Inc.	1,428	23,576
Essential Properties Realty Trust, Inc.	13,019	396,949
Gladstone Commercial Corp.	2,038	26,800
Global Net Lease, Inc.	11,666	81,545
NexPoint Diversified Real Estate Trust	9,584	42,074
One Liberty Properties, Inc.	1,518	33,973
WP Carey, Inc.	14,779	948,220
		1,904,738
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)(b)	1,444	32,071
AST SpaceMobile, Inc., Class A(a)(b)	11,677	620,866
AT&T, Inc.	471,134	12,913,783
ATN International, Inc.	2,056	35,260
Bandwidth, Inc., Class A(a)	1,171	16,289
Cogent Communications Holdings, Inc.	2,894	131,938
ESC GCI Liberty, Inc. (a)(d)	3,941	—
Frontier Communications Parent, Inc.(a)	16,413	603,014
GCI Liberty, Inc., Class A, Class A(a)	210	6,938
GCI Liberty, Inc., Class C, Class C(a)	1,549	51,504
Globalstar, Inc.(a)(b)	3,199	75,145
IDT Corp., Class B	1,059	62,386
Iridium Communications, Inc.	6,327	154,758
Liberty Global Ltd., Class A(a)	8,798	88,156
Liberty Global Ltd., Class C(a)	12,002	122,781
Liberty Latin America Ltd., Class A(a)	4,385	30,914
Liberty Latin America Ltd., Class C(a)(b)	7,372	52,636
Security	Shares	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.(a)	67,212	$ 299,093
Shenandoah Telecommunications Co.	3,990	58,573
Verizon Communications, Inc.	284,243	12,154,231
		27,510,336
Electric Utilities — 1.4%
ALLETE, Inc.	3,794	250,138
Alliant Energy Corp.	17,050	1,108,420
American Electric Power Co., Inc.	36,236	4,099,741
Constellation Energy Corp.	21,196	7,372,817
Duke Energy Corp.	52,307	6,362,623
Edison International	26,181	1,364,554
Entergy Corp.	28,547	2,581,505
Evergy, Inc.	15,012	1,062,850
Eversource Energy	24,786	1,638,355
Exelon Corp.	67,635	3,039,517
FirstEnergy Corp.	36,547	1,560,922
Genie Energy Ltd., Class B	1,945	39,522
Hawaiian Electric Industries, Inc.(a)	11,096	118,949
IDACORP, Inc.	3,536	443,167
MGE Energy, Inc.	2,196	186,528
NextEra Energy, Inc.	138,772	9,861,138
NRG Energy, Inc.	13,421	2,243,991
OGE Energy Corp.	13,878	630,339
Oklo, Inc., Class A(a)(b)	6,885	527,322
Otter Tail Corp.	2,546	196,500
PG&E Corp.	149,195	2,091,714
Pinnacle West Capital Corp.	7,967	721,970
Portland General Electric Co.	7,308	300,505
PPL Corp.	50,123	1,788,890
Southern Co.	74,256	7,015,707
TXNM Energy, Inc.	6,569	373,054
Xcel Energy, Inc.	38,852	2,853,291
		59,834,029
Electrical Equipment — 1.1%
Acuity, Inc.	2,076	646,363
Allient, Inc.	976	39,343
American Superconductor Corp.(a)	2,381	135,360
AMETEK, Inc.	15,352	2,837,817
Amprius Technologies, Inc.(a)(b)	10,489	72,689
Array Technologies, Inc.(a)(b)	9,308	60,502
Atkore, Inc.	2,278	175,451
Bloom Energy Corp., Class A(a)(b)	13,749	514,075
Eaton Corp. PLC	26,342	10,134,294
Emerson Electric Co.	37,805	5,501,005
EnerSys	2,662	245,889
Enovix Corp.(a)(b)	9,039	121,123
Eos Energy Enterprises, Inc., Class A(a)(b)	16,374	93,332
Fluence Energy, Inc., Class A(a)(b)	3,874	31,457
GE Vernova, Inc.	18,382	12,137,451
Generac Holdings, Inc.(a)	3,967	772,335
Hubbell, Inc.	3,646	1,595,052
Hyliion Holdings Corp.(a)(b)	5,934	8,901
LSI Industries, Inc.	2,248	41,138
NANO Nuclear Energy, Inc.(a)(b)	1,753	62,109
NEXTracker, Inc., Class A(a)	9,549	556,325
NuScale Power Corp., Class A(a)(b)	8,516	427,588
nVent Electric PLC	11,331	888,577
Plug Power, Inc.(a)(b)	45,938	68,907
Powell Industries, Inc.	657	155,775
Power Solutions International, Inc.(a)(b)	617	57,844
Preformed Line Products Co.	83	12,809
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Regal Rexnord Corp.	4,496	$ 687,348
Rockwell Automation, Inc.	7,628	2,682,844
Sensata Technologies Holding PLC	9,360	287,914
Shoals Technologies Group, Inc., Class A(a)(b)	10,860	58,535
Sunrun, Inc.(a)	13,791	141,496
Thermon Group Holdings, Inc.(a)	2,167	61,283
Vertiv Holdings Co., Class A	25,742	3,748,035
Vicor Corp.(a)	1,278	56,794
		45,117,760
Electronic Equipment, Instruments & Components — 0.8%
908 Devices, Inc.(a)(b)	1,976	12,943
Advanced Energy Industries, Inc.	2,357	327,434
Aeva Technologies, Inc.(a)(b)	2,307	43,002
Amphenol Corp., Class A	80,647	8,589,712
Arlo Technologies, Inc.(a)	6,948	112,558
Arrow Electronics, Inc.(a)	3,267	378,972
Avnet, Inc.	6,268	331,828
Badger Meter, Inc.	1,969	371,668
Bel Fuse, Inc., Class B	688	89,468
Belden, Inc.	2,821	348,817
Benchmark Electronics, Inc.	2,953	113,690
CDW Corp./DE	8,885	1,549,366
Climb Global Solutions, Inc.	377	44,486
Cognex Corp.	11,038	450,019
Coherent Corp.(a)	10,415	1,120,654
Corning, Inc.	52,680	3,331,483
Crane NXT Co.	3,098	183,835
CTS Corp.	1,973	77,322
Daktronics, Inc.(a)	1,753	28,434
ePlus, Inc.(a)	1,893	122,629
Evolv Technologies Holdings, Inc., Class A(a)	6,676	43,761
Fabrinet(a)	2,392	774,362
Flex Ltd.(a)	25,369	1,265,152
Ingram Micro Holding Corp.(b)	2,029	40,012
Insight Enterprises, Inc.(a)	1,886	223,642
IPG Photonics Corp.(a)	2,031	152,102
Itron, Inc.(a)	3,200	398,528
Jabil, Inc.	7,106	1,585,846
Keysight Technologies, Inc.(a)	11,346	1,859,723
Kimball Electronics, Inc.(a)	2,170	40,709
Knowles Corp.(a)	5,726	116,295
Littelfuse, Inc.	1,721	442,865
Methode Electronics, Inc.	2,506	16,439
MicroVision, Inc.(a)(b)	9,988	11,087
Mirion Technologies, Inc., Class A(a)	13,907	310,821
Napco Security Technologies, Inc.	2,262	69,059
nLight, Inc.(a)	2,689	56,496
Novanta, Inc.(a)	2,557	314,562
OSI Systems, Inc.(a)	1,125	248,636
Ouster, Inc.(a)(b)	3,812	89,125
PAR Technology Corp.(a)(b)	2,535	154,077
PC Connection, Inc.	993	61,159
Plexus Corp.(a)	1,781	227,077
Powerfleet, Inc.(a)	7,944	32,253
Ralliant Corp.(a)	7,853	359,039
Red Cat Holdings, Inc.(a)(b)	5,568	46,103
Rogers Corp.(a)	1,634	107,158
Sanmina Corp.(a)	3,539	410,666
ScanSource, Inc.(a)	1,707	66,300
TD SYNNEX Corp.	5,338	770,754
Teledyne Technologies, Inc.(a)	3,129	1,724,142
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(a)	15,671	$ 1,314,640
TTM Technologies, Inc.(a)	6,478	306,085
Vishay Intertechnology, Inc.	7,799	127,826
Vishay Precision Group, Inc.(a)(b)	804	21,322
Vontier Corp.	10,086	418,266
Zebra Technologies Corp., Class A(a)	3,430	1,162,839
		32,997,248
Energy Equipment & Services — 0.3%
Archrock, Inc.	10,504	245,373
Aris Water Solutions, Inc., Class A	2,434	51,771
Atlas Energy Solutions, Inc.	5,027	65,351
Baker Hughes Co., Class A	67,166	3,025,828
Borr Drilling Ltd.(b)	13,940	28,298
Bristow Group, Inc.(a)	2,220	76,745
Cactus, Inc., Class A	4,818	203,850
Core Laboratories, Inc.	3,218	35,205
DMC Global, Inc.(a)	948	7,669
Expro Group Holdings NV(a)(b)	5,586	60,217
Flowco Holdings, Inc., Class A	2,578	48,209
Forum Energy Technologies, Inc.(a)	1,122	22,115
Halliburton Co.	58,476	1,309,862
Helix Energy Solutions Group, Inc.(a)	9,071	53,791
Helmerich & Payne, Inc.	6,046	98,006
Innovex International, Inc.(a)	2,080	34,154
Kodiak Gas Services, Inc.	4,019	129,934
Liberty Energy, Inc., Class A	11,212	138,356
Nabors Industries Ltd.(a)(b)	626	21,772
Noble Corp. PLC	8,883	238,153
NOV, Inc.(b)	25,361	319,041
Oceaneering International, Inc.(a)	6,547	142,070
Oil States International, Inc.(a)	1,169	5,833
Patterson-UTI Energy, Inc.	24,743	146,231
ProFrac Holding Corp., Class A(a)(b)	1,185	8,319
ProPetro Holding Corp.(a)	6,951	37,257
Ranger Energy Services, Inc., Class A	2,773	37,131
RPC, Inc.	4,947	23,004
Schlumberger NV	99,279	3,355,630
SEACOR Marine Holdings, Inc.(a)	1,945	9,725
Seadrill Ltd.(a)(b)	4,582	133,611
Select Water Solutions, Inc., Class A	4,294	41,351
Solaris Energy Infrastructure, Inc., Class A	2,988	97,618
TechnipFMC PLC	28,049	1,020,142
TETRA Technologies, Inc.(a)	6,116	25,076
Tidewater, Inc.(a)	3,185	159,282
Transocean Ltd.(a)(b)	45,925	134,101
Valaris Ltd.(a)	4,247	206,532
Weatherford International PLC	5,041	285,069
		12,081,682
Entertainment — 1.8%
AMC Entertainment Holdings, Inc., Class A(a)(b)	22,790	66,091
Atlanta Braves Holdings, Inc., Class A(a)(b)	602	28,354
Atlanta Braves Holdings, Inc., Class C(a)	3,524	157,029
Cinemark Holdings, Inc.	6,676	179,384
Electronic Arts, Inc.	17,625	2,687,636
Eventbrite, Inc., Class A(a)	4,028	9,828
IMAX Corp.(a)(b)	2,341	60,374
Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	14,122	1,417,143
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,820	164,018
Liberty Media Corp.-Liberty Live, Class A(a)	1,172	95,870
Liberty Media Corp.-Liberty Live, Class C(a)	2,963	249,574
Lionsgate Studios Corp.(a)(b)	15,574	92,198

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Live Nation Entertainment, Inc.(a)	10,596	$ 1,565,029
Madison Square Garden Entertainment Corp., Class A(a)	2,969	112,199
Madison Square Garden Sports Corp., Class A(a)	1,153	233,021
Marcus Corp.	914	14,962
Netflix, Inc.(a)	28,524	33,070,726
Playstudios, Inc., Class A(a)	4,630	5,325
Playtika Holding Corp.	6,719	29,933
ROBLOX Corp., Class A(a)	38,154	5,257,240
Roku, Inc., Class A(a)	8,558	805,821
Sphere Entertainment Co., Class A(a)(b)	1,765	75,983
Spotify Technology SA(a)	10,320	6,465,893
Starz Entertainment Corp.(a)(b)	1,038	15,103
Take-Two Interactive Software, Inc.(a)	12,125	2,700,601
TKO Group Holdings, Inc., Class A	4,665	783,767
Vivid Seats, Inc., Class A(a)(b)	2,759	4,276
Walt Disney Co.	121,814	14,509,266
Warner Bros Discovery, Inc., Class A(a)	151,517	1,995,479
		72,852,123
Financial Services — 3.9%
Affirm Holdings, Inc., Class A(a)	18,177	1,246,215
Alerus Financial Corp.	1,174	24,818
Apollo Global Management, Inc.	27,602	4,011,123
AvidXchange Holdings, Inc.(a)	13,908	137,133
Banco Latinoamericano de Comercio Exterior SA	1,539	61,498
Berkshire Hathaway, Inc., Class B(a)(b)	124,232	58,622,596
Block, Inc., Class A(a)	36,851	2,847,108
Burford Capital Ltd.	12,571	161,537
Cannae Holdings, Inc.	5,113	109,316
Cantaloupe, Inc.(a)	2,911	32,225
Cass Information Systems, Inc.	1,157	46,292
Compass Diversified Holdings	4,320	27,605
Corpay, Inc.(a)	4,541	1,466,970
Enact Holdings, Inc.	1,946	67,643
Equitable Holdings, Inc.	20,824	1,069,312
Essent Group Ltd.	6,606	369,870
Euronet Worldwide, Inc.(a)	2,667	259,179
EVERTEC, Inc.	4,185	151,288
Federal Agricultural Mortgage Corp., Class C	582	100,261
Fidelity National Information Services, Inc.	35,760	2,839,702
Fiserv, Inc.(a)	37,344	5,188,575
Flywire Corp.(a)	8,552	93,131
Global Payments, Inc.	16,593	1,326,610
HA Sustainable Infrastructure Capital, Inc.	7,807	202,748
International Money Express, Inc.(a)	2,474	22,241
Jack Henry & Associates, Inc.	4,774	810,697
Jackson Financial, Inc., Class A	4,909	429,832
Marqeta, Inc., Class A(a)	29,185	166,355
Mastercard, Inc., Class A	54,738	31,007,435
Merchants Bancorp	1,371	40,170
MGIC Investment Corp.	16,026	415,073
Mr. Cooper Group, Inc.(a)	4,283	666,949
NCR Atleos Corp.(a)	4,883	149,420
NewtekOne, Inc.	1,733	19,826
NMI Holdings, Inc., Class A(a)	5,751	214,627
Onity Group, Inc.(a)(b)	1,190	44,887
Pagseguro Digital Ltd., Class A	12,586	98,548
Payoneer Global, Inc.(a)	16,185	106,335
PayPal Holdings, Inc.(a)	65,254	4,486,865
Paysafe Ltd.(a)(b)	1,495	18,164
Paysign, Inc.(a)	967	7,195
Security	Shares	Value
Financial Services (continued)
PennyMac Financial Services, Inc., Class A	1,806	$ 168,211
Radian Group, Inc.	10,749	350,525
Remitly Global, Inc.(a)	9,674	159,621
Repay Holdings Corp., Class A(a)(b)	5,002	24,610
Rocket Cos., Inc., Class A(b)	14,740	217,710
Sezzle, Inc.(a)(b)	1,004	155,459
Shift4 Payments, Inc., Class A(a)(b)	4,610	474,830
StoneCo Ltd., Class A(a)	16,329	208,685
Toast, Inc., Class A(a)(b)	30,750	1,501,830
UWM Holdings Corp., Class A	6,038	24,273
Visa, Inc., Class A	114,666	39,613,663
Voya Financial, Inc.	6,336	443,520
Walker & Dunlop, Inc.	2,542	190,675
Western Union Co.	18,554	149,360
WEX, Inc.(a)(b)	2,353	399,257
		163,249,603
Food Products — 0.6%
Archer-Daniels-Midland Co.	32,076	1,737,878
B&G Foods, Inc.	4,306	17,655
Beyond Meat, Inc.(a)(b)	4,136	12,573
BRC, Inc., Class A(a)(b)	2,764	4,699
Bunge Global SA	8,991	717,122
Calavo Growers, Inc.	1,112	29,246
Cal-Maine Foods, Inc.	2,884	320,528
Conagra Brands, Inc.	31,757	579,883
Darling Ingredients, Inc.(a)	10,957	354,788
Dole PLC	5,443	77,508
Flowers Foods, Inc.	12,222	193,719
Fresh Del Monte Produce, Inc.	2,317	87,096
Freshpet, Inc.(a)	3,000	204,960
General Mills, Inc.	36,562	1,790,807
Hain Celestial Group, Inc.(a)	6,528	10,249
Hershey Co.	9,812	1,826,308
Hormel Foods Corp.	19,935	559,974
Ingredion, Inc.	4,306	566,411
J & J Snack Foods Corp.	1,261	142,354
J.M. Smucker Co.	6,891	739,680
John B Sanfilippo & Son, Inc.	672	42,544
Kellanova	18,778	1,499,048
Kraft Heinz Co.	57,738	1,585,485
Lamb Weston Holdings, Inc.	9,510	542,736
Limoneira Co.	1,461	21,447
Marzetti Co.	1,403	249,397
McCormick & Co., Inc.	16,993	1,200,216
Mission Produce, Inc.(a)	5,481	67,636
Mondelez International, Inc., Class A	87,737	5,675,706
Pilgrim’s Pride Corp.	2,884	136,673
Post Holdings, Inc.(a)	2,936	310,658
Seaboard Corp.	12	38,006
Seneca Foods Corp., Class A(a)(b)	161	16,861
Simply Good Foods Co.(a)	5,858	178,435
Smithfield Foods, Inc.	1,811	43,681
SunOpta, Inc.(a)	6,076	35,423
The Campbell’s Co.	13,186	420,897
Tootsie Roll Industries, Inc.	1,675	63,533
TreeHouse Foods, Inc.(a)	3,444	66,194
Tyson Foods, Inc., Class A	18,983	992,811
Utz Brands, Inc., Class A	4,872	63,482
Vital Farms, Inc.(a)	2,416	89,875
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Westrock Coffee Co.(a)	2,383	$ 15,847
WK Kellogg Co.	4,044	93,214
		23,423,243
Gas Utilities — 0.1%
Atmos Energy Corp.	10,627	1,656,962
Brookfield Infrastructure Corp., Class A(b)	8,025	313,296
Chesapeake Utilities Corp.	1,503	180,180
MDU Resources Group, Inc.	13,381	230,822
National Fuel Gas Co.	6,236	541,222
New Jersey Resources Corp.	6,393	293,503
Northwest Natural Holding Co.	2,475	98,802
ONE Gas, Inc.	4,358	316,827
Southwest Gas Holdings, Inc.	4,276	334,127
Spire, Inc.	4,264	317,540
UGI Corp.	14,920	539,805
		4,823,086
Ground Transportation — 0.9%
ArcBest Corp.	1,534	112,181
Avis Budget Group, Inc.(a)	1,163	197,989
Covenant Logistics Group, Inc., Class A	1,756	42,407
CSX Corp.	125,377	4,455,899
FTAI Infrastructure, Inc.	7,753	48,611
Heartland Express, Inc.	3,436	26,870
Hertz Global Holdings, Inc.(a)	8,951	57,376
JB Hunt Transport Services, Inc.	5,443	784,064
Knight-Swift Transportation Holdings, Inc.	10,545	448,163
Landstar System, Inc.	2,293	305,817
Lyft, Inc., Class A(a)	27,090	380,885
Marten Transport Ltd.	4,841	58,867
Norfolk Southern Corp.	15,265	4,243,670
Old Dominion Freight Line, Inc.	12,645	1,887,266
PAMT Corp.(a)(b)	886	10,038
Proficient Auto Logistics, Inc.(a)	4,027	27,827
RXO, Inc.(a)(b)	10,974	169,548
Ryder System, Inc.	2,653	471,465
Saia, Inc.(a)	1,765	533,454
Schneider National, Inc., Class B	3,106	75,942
Uber Technologies, Inc.(a)	135,456	11,886,264
U-Haul Holding Co.(a)	504	29,161
U-Haul Holding Co., Series N	6,558	341,016
Union Pacific Corp.	40,190	8,920,974
Universal Logistics Holdings, Inc.	345	8,256
Werner Enterprises, Inc.	3,887	107,748
XPO, Inc.(a)(b)	7,873	947,043
		36,578,801
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	116,586	14,711,987
Accuray, Inc.(a)	6,907	9,048
Align Technology, Inc.(a)	4,699	606,218
Alphatec Holdings, Inc.(a)	9,121	96,500
AngioDynamics, Inc.(a)	2,055	18,207
Artivion, Inc.(a)	2,287	70,691
AtriCure, Inc.(a)	3,211	112,706
Avanos Medical, Inc.(a)	2,746	30,673
Axogen, Inc.(a)(b)	2,915	38,157
Baxter International, Inc.	34,552	751,852
Becton Dickinson & Co.	19,390	3,456,267
Bioventus, Inc., Class A(a)	3,134	20,434
Boston Scientific Corp.(a)	99,202	10,408,274
Ceribell, Inc.(a)(b)	1,864	26,842
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cerus Corp.(a)	10,433	$ 13,354
CONMED Corp.	1,948	99,640
Cooper Cos., Inc.(a)	13,658	965,484
CVRx, Inc.(a)(b)	1,241	9,878
Delcath Systems, Inc.(a)	2,866	30,810
DENTSPLY SIRONA, Inc.	13,255	189,679
Dexcom, Inc.(a)	26,463	2,137,417
Edwards Lifesciences Corp.(a)	38,950	3,089,124
Embecta Corp.	3,199	32,502
Enovis Corp.(a)	3,332	89,298
Envista Holdings Corp.(a)	13,642	257,697
GE HealthCare Technologies, Inc.(a)	30,500	2,175,260
Glaukos Corp.(a)	3,824	329,208
Globus Medical, Inc., Class A(a)	7,618	400,935
Haemonetics Corp.(a)	3,309	244,998
Hologic, Inc.(a)	15,031	1,004,371
ICU Medical, Inc.(a)	1,458	187,222
IDEXX Laboratories, Inc.(a)	5,432	2,902,372
Inogen, Inc.(a)(b)	1,013	6,392
Inspire Medical Systems, Inc.(a)	1,997	248,706
Insulet Corp.(a)	4,807	1,386,339
Integer Holdings Corp.(a)	2,278	247,186
Integra LifeSciences Holdings Corp.(a)	4,179	54,912
Intuitive Surgical, Inc.(a)	23,989	11,540,868
iRadimed Corp.	665	38,796
iRhythm Technologies, Inc.(a)(b)	2,102	294,658
Lantheus Holdings, Inc.(a)	4,430	315,372
LeMaitre Vascular, Inc.	1,369	111,218
LivaNova PLC(a)	3,277	138,257
Masimo Corp.(a)(b)	2,954	454,296
Medtronic PLC	86,196	7,778,327
Merit Medical Systems, Inc.(a)	3,881	329,342
Neogen Corp.(a)	15,391	71,568
NeuroPace, Inc.(a)	2,986	25,411
Novocure Ltd.(a)	6,754	78,144
Omnicell, Inc.(a)	2,769	85,867
OraSure Technologies, Inc.(a)(b)	4,522	14,380
Orthofix Medical, Inc.(a)	3,934	43,431
OrthoPediatrics Corp.(a)	1,412	29,257
Penumbra, Inc.(a)	2,511	633,450
PROCEPT BioRobotics Corp.(a)(b)	3,652	177,159
Pulmonx Corp.(a)	2,572	4,732
Pulse Biosciences, Inc.(a)(b)	1,753	26,330
QuidelOrtho Corp.(a)	4,965	114,294
ResMed, Inc.	9,733	2,646,792
RxSight, Inc.(a)	2,600	20,228
Semler Scientific, Inc.(a)(b)	657	23,553
SI-BONE, Inc.(a)	2,624	44,687
Sight Sciences, Inc.(a)	7,043	23,453
Solventum Corp.(a)	9,379	669,285
STAAR Surgical Co.(a)	4,301	77,052
STERIS PLC	6,664	1,509,329
Stryker Corp.	23,108	9,075,205
Surmodics, Inc.(a)	823	29,546
Tactile Systems Technology, Inc.(a)	1,111	11,088
Tandem Diabetes Care, Inc.(a)	4,223	65,794
Teleflex, Inc.	3,181	380,130
TransMedics Group, Inc.(a)	2,113	251,384
Treace Medical Concepts, Inc.(a)	3,386	18,183
UFP Technologies, Inc.(a)	514	116,364
Utah Medical Products, Inc.	90	5,004

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Varex Imaging Corp.(a)	2,011	$ 14,640
Zimmer Biomet Holdings, Inc.	13,338	1,222,428
Zimvie, Inc.(a)	1,169	21,966
		84,991,908
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.(a)	5,801	126,288
AdaptHealth Corp.(a)	6,768	60,709
Addus HomeCare Corp.(a)	1,408	150,346
agilon health, Inc.(a)	17,802	31,866
Alignment Healthcare, Inc.(a)	9,068	124,957
Amedisys, Inc.(a)	2,495	246,007
AMN Healthcare Services, Inc.(a)	2,547	46,712
Ardent Health, Inc.(a)(b)	2,578	27,327
Astrana Health, Inc.(a)	2,670	63,706
Aveanna Healthcare Holdings, Inc.(a)(b)	8,668	34,412
BrightSpring Health Services, Inc.(a)	5,852	120,844
Brookdale Senior Living, Inc.(a)	14,257	110,492
Cardinal Health, Inc.	16,389	2,543,901
Castle Biosciences, Inc.(a)	1,921	29,103
Cencora, Inc.	12,301	3,519,070
Centene Corp.(a)	33,561	874,935
Chemed Corp.	988	407,352
Cigna Group	18,107	4,841,450
Clover Health Investments Corp.(a)(b)	28,423	82,142
Community Health Systems, Inc.(a)(b)	5,422	14,097
Concentra Group Holdings Parent, Inc.	8,735	174,438
CorVel Corp.(a)	1,761	156,025
Cross Country Healthcare, Inc.(a)	2,722	36,611
CVS Health Corp.	84,670	5,258,007
DaVita, Inc.(a)(b)	2,635	369,875
DocGo, Inc.(a)	4,887	6,646
Elevance Health, Inc.	15,123	4,281,019
Encompass Health Corp.	6,763	744,674
Enhabit, Inc.(a)	3,056	20,536
Ensign Group, Inc.	3,610	541,500
Fulgent Genetics, Inc.(a)(b)	1,533	26,337
GeneDx Holdings Corp., Class A(a)	1,321	134,676
Guardant Health, Inc.(a)	8,313	340,667
HCA Healthcare, Inc.	11,669	4,130,709
HealthEquity, Inc.(a)	5,672	550,184
Henry Schein, Inc.(a)	7,439	503,248
Hims & Hers Health, Inc., Class A(a)(b)	13,220	874,900
Humana, Inc.	8,099	2,023,697
Innovage Holding Corp.(a)	978	3,247
Joint Corp.(a)	820	9,053
Labcorp Holdings, Inc.	5,577	1,450,466
LifeStance Health Group, Inc.(a)	6,871	27,347
McKesson Corp.	8,479	5,880,526
Molina Healthcare, Inc.(a)	3,642	574,963
Nano-X Imaging Ltd.(a)(b)	2,926	13,781
National HealthCare Corp.	790	75,864
National Research Corp., Class A	1,109	13,863
NeoGenomics, Inc.(a)	8,616	41,701
Nutex Health, Inc.(a)(b)	345	29,259
OPKO Health, Inc.(a)	22,404	28,677
Option Care Health, Inc.(a)	11,012	323,202
Owens & Minor, Inc.(a)	5,500	38,115
PACS Group, Inc.(a)	2,598	28,734
Pediatrix Medical Group, Inc.(a)	5,332	65,317
Pennant Group, Inc.(a)	2,548	56,489
Performant Healthcare, Inc.(a)	1,105	3,923
Security	Shares	Value
Health Care Providers & Services (continued)
Premier, Inc., Class A	7,029	$ 150,983
Privia Health Group, Inc.(a)	7,692	150,148
Progyny, Inc.(a)	5,002	117,597
Quest Diagnostics, Inc.	7,488	1,253,566
RadNet, Inc.(a)	4,160	227,677
Select Medical Holdings Corp.	7,600	112,404
Surgery Partners, Inc.(a)	5,815	127,639
Talkspace, Inc.(a)(b)	11,686	28,397
Tenet Healthcare Corp.(a)	6,187	997,839
U.S. Physical Therapy, Inc.	849	62,104
UnitedHealth Group, Inc.	61,258	15,287,546
Universal Health Services, Inc., Class B	3,738	622,190
Viemed Healthcare, Inc.(a)	4,262	25,956
		61,458,038
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	11,717	895,530
American Healthcare REIT, Inc.	10,532	406,957
CareTrust REIT, Inc.	13,004	413,527
Community Healthcare Trust, Inc.	3,449	53,011
Diversified Healthcare Trust	14,315	46,810
Global Medical REIT, Inc.	3,155	21,076
Healthcare Realty Trust, Inc.	23,970	368,179
Healthpeak Properties, Inc.	47,098	797,840
LTC Properties, Inc.	2,807	95,550
Medical Properties Trust, Inc.	39,241	161,673
National Health Investors, Inc.	2,865	200,149
Omega Healthcare Investors, Inc.	19,418	755,360
Sabra Health Care REIT, Inc.	15,036	271,099
Sila Realty Trust, Inc.	3,819	93,336
Universal Health Realty Income Trust	517	20,055
Ventas, Inc.	29,500	1,981,810
Welltower, Inc.	44,277	7,308,805
		13,890,767
Health Care Technology — 0.1%
Certara, Inc.(a)	7,090	69,766
Definitive Healthcare Corp., Class A(a)	2,101	8,194
Doximity, Inc., Class A(a)	8,635	507,306
Evolent Health, Inc., Class A(a)(b)	7,059	70,943
Health Catalyst, Inc.(a)	2,795	10,202
HealthStream, Inc.	1,619	42,353
LifeMD, Inc.(a)	2,829	29,450
OptimizeRx Corp.(a)	814	10,273
Phreesia, Inc.(a)	3,516	94,791
Schrodinger, Inc./United States(a)	3,581	72,802
Simulations Plus, Inc.	1,116	14,530
Teladoc Health, Inc.(a)	10,028	72,302
Veeva Systems, Inc., Class A(a)	9,966	2,832,337
Waystar Holding Corp.(a)	6,380	235,932
		4,071,181
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	19,138	224,871
Braemar Hotels & Resorts, Inc.	3,646	8,021
Chatham Lodging Trust	2,016	13,749
DiamondRock Hospitality Co.	11,505	88,819
Host Hotels & Resorts, Inc.	47,121	740,742
Park Hotels & Resorts, Inc.	14,578	155,401
Pebblebrook Hotel Trust	7,963	79,869
RLJ Lodging Trust	11,744	86,906
Ryman Hospitality Properties, Inc.	4,030	383,092
Service Properties Trust	8,692	22,860
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Summit Hotel Properties, Inc.	5,580	$ 29,128
Sunstone Hotel Investors, Inc.	14,339	125,466
Xenia Hotels & Resorts, Inc.	7,531	95,719
		2,054,643
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A(a)	4,065	52,276
Airbnb, Inc., Class A(a)	28,439	3,765,608
Aramark	17,256	734,415
Biglari Holdings, Inc., Class B(a)	32	9,866
BJ’s Restaurants, Inc.(a)	1,084	38,406
Bloomin’ Brands, Inc.	5,912	53,858
Booking Holdings, Inc.	2,186	12,031,875
Boyd Gaming Corp.	4,023	341,553
Brightstar Lottery PLC	7,143	106,002
Brinker International, Inc.(a)	3,045	479,892
Caesars Entertainment, Inc.(a)	14,584	389,101
Carnival Corp.(a)	72,724	2,164,994
Cava Group, Inc.(a)	6,779	596,620
Cheesecake Factory, Inc.	3,485	222,726
Chipotle Mexican Grill, Inc.(a)	90,588	3,884,413
Choice Hotels International, Inc.(b)	1,823	232,815
Churchill Downs, Inc.	4,570	489,173
Cracker Barrel Old Country Store, Inc.	1,446	89,652
Darden Restaurants, Inc.	7,860	1,585,126
Dave & Buster’s Entertainment, Inc.(a)	2,569	75,118
Denny’s Corp.(a)	3,384	12,589
Dine Brands Global, Inc.	887	20,055
Domino’s Pizza, Inc.	2,148	994,975
DoorDash, Inc., Class A(a)	24,028	6,013,007
DraftKings, Inc., Class A(a)	32,570	1,466,953
Dutch Bros, Inc., Class A(a)	7,889	467,581
El Pollo Loco Holdings, Inc.(a)	3,825	39,398
Expedia Group, Inc.	8,107	1,461,044
First Watch Restaurant Group, Inc.(a)	3,681	63,645
Flutter Entertainment PLC(a)	11,791	3,563,948
Genius Sports Ltd.(a)	15,291	172,024
Global Business Travel Group I, Class A(a)(b)	9,219	59,278
Golden Entertainment, Inc.	2,423	68,135
Hilton Grand Vacations, Inc.(a)	4,987	223,517
Hilton Worldwide Holdings, Inc.	15,446	4,140,764
Hyatt Hotels Corp., Class A	2,755	388,372
Inspired Entertainment, Inc.(a)	902	8,127
Jack in the Box, Inc.	1,529	30,121
Krispy Kreme, Inc.	6,214	22,495
Kura Sushi USA, Inc., Class A(a)(b)	372	32,639
Las Vegas Sands Corp.	21,628	1,133,307
Life Time Group Holdings, Inc.(a)	9,043	259,715
Light & Wonder, Inc., Class A(a)(b)	5,582	537,658
Lindblad Expeditions Holdings, Inc.(a)(b)	2,077	24,820
Marriott International, Inc., Class A	15,326	4,043,459
Marriott Vacations Worldwide Corp.	2,247	167,334
McDonald’s Corp.	47,978	14,396,759
MGM Resorts International(a)(b)	13,723	500,203
Monarch Casino & Resort, Inc.	999	102,857
Norwegian Cruise Line Holdings Ltd.(a)	29,887	763,912
Papa John’s International, Inc.	2,240	94,998
Penn Entertainment, Inc.(a)	9,126	164,816
Planet Fitness, Inc., Class A(a)	5,744	627,187
Portillo’s, Inc., Class A(a)	3,505	34,910
Potbelly Corp.(a)	3,051	36,704
Pursuit Attractions and Hospitality, Inc.(a)	1,234	37,316
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
RCI Hospitality Holdings, Inc.	626	$ 22,430
Red Rock Resorts, Inc., Class A	3,220	197,547
Restaurant Brands International, Inc.	21,704	1,472,833
Royal Caribbean Cruises Ltd.	17,047	5,418,730
Rush Street Interactive, Inc., Class A(a)	6,170	124,387
Sabre Corp.(a)	32,773	99,302
Serve Robotics, Inc.(a)(b)	3,647	37,163
Shake Shack, Inc., Class A(a)	2,633	316,855
Six Flags Entertainment Corp.(b)	6,268	187,789
Starbucks Corp.	76,795	6,847,042
Super Group SGHC Ltd.	8,184	87,978
Sweetgreen, Inc., Class A(a)(b)	6,926	89,207
Target Hospitality Corp.(a)	2,076	15,757
Texas Roadhouse, Inc.	4,431	820,311
Travel & Leisure Co.	4,909	290,858
United Parks & Resorts, Inc.(a)(b)	1,575	74,545
Vail Resorts, Inc.	2,371	356,267
Viking Holdings Ltd.(a)	13,295	780,682
Wendy’s Co.	10,460	103,031
Wingstop, Inc.	1,856	700,343
Wyndham Hotels & Resorts, Inc.	5,246	451,156
Wynn Resorts Ltd.	5,641	615,038
Xponential Fitness, Inc., Class A(a)(b)	1,307	13,671
Yum! Brands, Inc.	18,769	2,705,551
		91,346,584
Household Durables — 0.4%
Beazer Homes USA, Inc.(a)(b)	2,424	56,964
Cavco Industries, Inc.(a)	512	206,679
Century Communities, Inc.	1,627	91,584
Champion Homes, Inc.(a)	3,500	213,150
Cricut, Inc., Class A	2,865	14,038
D.R. Horton, Inc.	18,620	2,659,681
Dream Finders Homes, Inc., Class A(a)(b)	1,622	41,069
Ethan Allen Interiors, Inc.	1,903	56,652
Flexsteel Industries, Inc.	652	22,174
Garmin Ltd.	10,979	2,401,766
Green Brick Partners, Inc.(a)	1,939	120,102
Hamilton Beach Brands Holding Co., Class A	1,383	21,533
Helen of Troy Ltd.(a)	1,416	31,124
Hovnanian Enterprises, Inc., Class A(a)	259	30,943
Installed Building Products, Inc.	1,664	336,611
KB Home	4,241	234,358
La-Z-Boy, Inc.	2,410	86,688
Legacy Housing Corp.(a)	148	3,312
Leggett & Platt, Inc.	8,651	82,617
Lennar Corp., B Shares	827	88,638
Lennar Corp., Class A	14,751	1,654,767
LGI Homes, Inc.(a)	1,213	64,616
Lovesac Co.(a)(b)	653	11,760
M/I Homes, Inc.(a)	1,640	197,112
Meritage Homes Corp.	4,608	310,303
Mohawk Industries, Inc.(a)	3,316	379,715
Newell Brands, Inc.	29,617	166,151
NVR, Inc.(a)	192	1,449,502
PulteGroup, Inc.	13,615	1,537,406
SharkNinja, Inc.(a)	4,697	545,322
Somnigroup International, Inc.	13,512	977,999
Sonos, Inc.(a)	7,986	86,329
Taylor Morrison Home Corp., Class A(a)	6,652	394,331
Toll Brothers, Inc.	6,863	812,305
TopBuild Corp.(a)(b)	1,957	724,931

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Traeger, Inc.(a)	1,304	$ 2,112
Tri Pointe Homes, Inc.(a)	6,084	187,387
Whirlpool Corp.	3,701	307,331
		16,609,062
Household Products — 0.8%
Central Garden & Pet Co.(a)	682	26,612
Central Garden & Pet Co., Class A(a)	3,323	118,033
Church & Dwight Co., Inc.	16,539	1,550,862
Clorox Co.	8,285	1,040,264
Colgate-Palmolive Co.	53,982	4,526,391
Energizer Holdings, Inc.	4,687	105,551
Kimberly-Clark Corp.	22,187	2,764,944
Oil-Dri Corp. of America	954	53,805
Procter & Gamble Co.	158,227	23,808,417
Reynolds Consumer Products, Inc.	3,870	87,036
Spectrum Brands Holdings, Inc.	2,078	111,194
WD-40 Co.	832	178,381
		34,371,490
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	48,596	639,038
Brookfield Renewable Corp.	9,918	363,296
Clearway Energy, Inc., Class A	1,844	56,758
Clearway Energy, Inc., Class C	6,100	199,043
Hallador Energy Co.(a)	1,749	30,853
Montauk Renewables, Inc.(a)(b)	3,696	8,020
Ormat Technologies, Inc.	3,993	357,014
Talen Energy Corp.(a)	3,023	1,141,394
Vistra Corp.	22,821	4,759,091
		7,554,507
Industrial Conglomerates — 0.4%
3M Co.	36,457	5,440,114
Brookfield Business Corp., Class A	1,503	46,232
Honeywell International, Inc.	43,295	9,626,643
		15,112,989
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	18,877	303,542
EastGroup Properties, Inc.	3,581	584,563
First Industrial Realty Trust, Inc.	8,452	411,781
Industrial Logistics Properties Trust	10,698	56,913
Innovative Industrial Properties, Inc.	1,807	93,422
Lineage, Inc.(b)	4,537	195,772
LXP Industrial Trust	18,394	142,737
Plymouth Industrial REIT, Inc.	2,651	38,493
Prologis, Inc.	62,263	6,648,443
Rexford Industrial Realty, Inc.	16,079	587,366
STAG Industrial, Inc.	12,628	433,519
Terreno Realty Corp.	6,721	372,948
		9,869,499
Insurance — 2.0%
Aflac, Inc.	33,394	3,318,028
Allstate Corp.	17,685	3,594,476
Ambac Financial Group, Inc.(a)	2,001	16,808
American Coastal Insurance Corp.	2,983	31,053
American Financial Group, Inc.	4,533	566,172
American International Group, Inc.	39,418	3,060,019
AMERISAFE, Inc.	1,410	63,140
Aon PLC, Class A	14,182	5,044,679
Arch Capital Group Ltd.	24,583	2,115,613
Arthur J Gallagher & Co.	17,164	4,930,359
Security	Shares	Value
Insurance (continued)
Assurant, Inc.	3,656	$ 684,769
Assured Guaranty Ltd.	3,483	294,592
Axis Capital Holdings Ltd.	5,372	504,108
Baldwin Insurance Group, Inc.(a)(b)	4,318	159,075
Bowhead Specialty Holdings, Inc.(a)	1,535	49,887
Brighthouse Financial, Inc.(a)	4,515	216,043
Brown & Brown, Inc.	18,638	1,702,954
Chubb Ltd.	25,175	6,697,557
Cincinnati Financial Corp.	10,286	1,517,288
CNA Financial Corp.	1,702	75,450
CNO Financial Group, Inc.	7,685	283,115
Crawford & Co., Class A	730	6,986
Employers Holdings, Inc.	798	32,941
Everest Group Ltd.	2,740	920,092
F&G Annuities & Life, Inc.	1,150	36,697
Fidelis Insurance Holdings Ltd.	4,637	70,065
Fidelity National Financial, Inc., Class A	17,437	983,970
First American Financial Corp.	6,362	382,038
Genworth Financial, Inc., Class A(a)	14,365	112,909
Globe Life, Inc.	5,758	808,826
Goosehead Insurance, Inc., Class A	1,654	150,365
Greenlight Capital Re Ltd., Class A(a)	1,310	17,030
Hamilton Insurance Group Ltd., Class B(a)	3,783	81,297
Hanover Insurance Group, Inc.	2,331	400,070
Hartford Insurance Group, Inc.	19,632	2,442,024
HCI Group, Inc.	694	97,188
Heritage Insurance Holdings, Inc.(a)	2,283	48,148
Hippo Holdings, Inc.(a)	930	24,031
Horace Mann Educators Corp.	1,576	67,027
Investors Title Co.	51	10,772
James River Group Holdings Ltd.	3,570	20,349
Kemper Corp.	4,044	249,070
Kestrel Group Ltd.(a)(b)	760	20,657
Kinsale Capital Group, Inc.	1,495	658,832
Lemonade, Inc.(a)(b)	3,392	127,811
Lincoln National Corp.	11,067	421,763
Loews Corp.	11,528	1,043,745
Markel Group, Inc.(a)	840	1,686,964
Marsh & McLennan Cos., Inc.	33,392	6,651,686
MBIA, Inc.(a)	2,769	14,759
Mercury General Corp.	1,620	112,185
MetLife, Inc.	38,638	2,934,556
Old Republic International Corp.	16,811	608,054
Oscar Health, Inc., Class A(a)(b)	12,587	176,847
Palomar Holdings, Inc.(a)	1,645	217,946
Primerica, Inc.	2,471	656,372
Principal Financial Group, Inc.	15,425	1,200,528
ProAssurance Corp.(a)	3,591	85,322
Progressive Corp.	39,451	9,548,720
Prudential Financial, Inc.	24,287	2,515,647
Reinsurance Group of America, Inc.	4,378	842,546
RenaissanceRe Holdings Ltd.	3,217	784,112
RLI Corp.	5,332	351,859
Root, Inc., Class A(a)	829	100,334
Ryan Specialty Holdings, Inc., Class A	7,076	432,980
Safety Insurance Group, Inc.	1,725	121,354
Selective Insurance Group, Inc.	4,243	330,827
Selectquote, Inc.(a)	8,469	14,905
SiriusPoint Ltd.(a)	4,652	91,226
Skyward Specialty Insurance Group, Inc.(a)	2,846	143,951
Stewart Information Services Corp.	2,366	153,624
Tiptree, Inc.	1,651	34,308
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	15,282	$ 3,976,988
Trupanion, Inc.(a)	2,521	119,521
United Fire Group, Inc.	1,438	38,179
Universal Insurance Holdings, Inc.	1,090	25,768
Unum Group	11,546	829,118
W.R. Berkley Corp.	20,416	1,404,825
White Mountains Insurance Group Ltd.(b)	161	287,836
Willis Towers Watson PLC	6,650	2,100,136
		82,753,871
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A	390,429	74,923,325
Alphabet, Inc., Class C	319,749	61,666,792
Angi, Inc., Class A(a)	2,753	44,654
Bumble, Inc., Class A(a)(b)	6,338	49,310
Cargurus, Inc., Class A(a)	6,510	213,658
Cars.com, Inc.(a)	4,460	57,400
EverQuote, Inc., Class A(a)	2,540	62,459
fuboTV, Inc.(a)(b)	21,357	85,001
Getty Images Holdings, Inc., Class A(a)(b)	12,015	21,266
Grindr, Inc.(a)	2,746	48,000
IAC, Inc.(a)	5,244	206,089
Match Group, Inc.	17,006	582,796
MediaAlpha, Inc., Class A(a)	3,417	34,238
Meta Platforms, Inc., Class A	147,015	113,707,282
Nextdoor Holdings, Inc., Class A(a)	10,985	19,224
Pinterest, Inc., Class A(a)	40,197	1,551,604
QuinStreet, Inc.(a)	3,026	49,657
Reddit, Inc., Class A(a)(b)	7,875	1,264,646
Rumble, Inc., Class A(a)	5,901	49,804
Shutterstock, Inc.	1,395	26,728
Teads Holding Co.(a)	4,466	11,299
TripAdvisor, Inc.(a)(b)	7,461	130,493
TrueCar, Inc.(a)	5,805	10,623
Trump Media & Technology Group Corp., Class A(a)(b)	7,275	127,967
Vimeo, Inc.(a)	7,862	29,797
VTEX, Class A(a)	6,014	35,904
Yelp, Inc.(a)	4,499	154,900
Ziff Davis, Inc.(a)	3,041	94,636
ZipRecruiter, Inc., Class A(a)	5,115	21,483
ZoomInfo Technologies, Inc., Class A(a)	20,001	216,611
		255,497,646
IT Services — 1.2%
Accenture PLC, Class A	42,109	11,247,314
Akamai Technologies, Inc.(a)	9,908	756,079
Amdocs Ltd.	7,366	628,762
Applied Digital Corp.(a)(b)	13,606	178,783
ASGN, Inc.(a)	3,190	159,946
Backblaze, Inc., Class A(a)	5,118	25,539
BigBear.ai Holdings, Inc.(a)(b)	20,508	130,226
BigCommerce Holdings, Inc., Series 1(a)	4,449	21,266
Cloudflare, Inc., Class A(a)	20,897	4,339,889
Cognizant Technology Solutions Corp., Class A	33,221	2,383,939
Couchbase, Inc.(a)	2,430	58,952
DigitalOcean Holdings, Inc.(a)	4,788	133,394
DXC Technology Co.(a)	13,047	177,570
EPAM Systems, Inc.(a)	3,704	584,158
Fastly, Inc., Class A(a)	7,006	47,571
Gartner, Inc.(a)	5,077	1,719,326
Globant SA(a)	2,826	238,119
GoDaddy, Inc., Class A(a)	9,280	1,499,462
Grid Dynamics Holdings, Inc., Class A(a)	3,516	33,367
Hackett Group, Inc.	1,720	40,231
Security	Shares	Value
IT Services (continued)
Information Services Group, Inc.	4,090	$ 17,628
International Business Machines Corp.	62,619	15,852,000
Kyndryl Holdings, Inc.(a)	15,918	601,223
MongoDB, Inc., Class A(a)	5,346	1,271,760
Okta, Inc., Class A(a)	11,090	1,084,602
Rackspace Technology, Inc.(a)	2,884	3,489
Snowflake, Inc., Class A(a)	21,171	4,731,718
TSS, Inc.(a)(b)	1,396	37,971
Tucows, Inc., Class A(a)(b)	474	8,167
Twilio, Inc., Class A(a)	9,597	1,238,013
Unisys Corp.(a)	3,469	14,327
VeriSign, Inc.	5,385	1,447,865
		50,712,656
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	1,776	141,405
Brunswick Corp./DE	4,560	265,802
Clarus Corp.	1,492	5,371
Funko, Inc., Class A(a)	2,563	9,842
Hasbro, Inc.	8,813	662,385
JAKKS Pacific, Inc.	934	16,541
Johnson Outdoors, Inc., Class A	138	4,582
Latham Group, Inc.(a)	2,161	14,652
Malibu Boats, Inc., Class A(a)	1,332	44,369
MasterCraft Boat Holdings, Inc.(a)	1,420	27,463
Mattel, Inc.(a)	22,495	382,640
Outdoor Holding Co.(a)(b)	3,293	3,886
Peloton Interactive, Inc., Class A(a)	24,496	174,901
Polaris, Inc.	3,366	178,095
Smith & Wesson Brands, Inc.	2,956	23,500
Sturm Ruger & Co., Inc.	1,052	35,936
Topgolf Callaway Brands Corp.(a)	9,369	86,663
YETI Holdings, Inc.(a)	5,240	192,518
		2,270,551
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(a)(b)	8,120	109,214
Adaptive Biotechnologies Corp.(a)	10,614	108,687
Agilent Technologies, Inc.	19,080	2,190,575
Avantor, Inc.(a)	44,960	604,262
Azenta, Inc.(a)	3,837	125,470
BioLife Solutions, Inc.(a)(b)	2,281	48,494
Bio-Rad Laboratories, Inc., Class A(a)	1,328	321,310
Bio-Techne Corp.	10,430	570,834
Bruker Corp.	7,063	271,431
Charles River Laboratories International, Inc.(a)	3,335	565,749
Codexis, Inc.(a)	3,610	9,675
CryoPort, Inc.(a)	2,296	16,830
Cytek Biosciences, Inc.(a)	7,712	27,763
Danaher Corp.	42,904	8,458,953
Fortrea Holdings, Inc.(a)	5,591	32,092
Illumina, Inc.(a)	10,737	1,102,797
IQVIA Holdings, Inc.(a)	11,906	2,212,849
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	15,491
MaxCyte, Inc.(a)	6,350	13,081
Medpace Holdings, Inc.(a)	1,584	676,685
Mesa Laboratories, Inc.	342	26,156
Mettler-Toledo International, Inc.(a)	1,404	1,732,087
Niagen Bioscience, Inc.(a)	3,449	32,248
OmniAb, Inc.(a)(b)	10,048	19,192
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	304	—
Pacific Biosciences of California, Inc.(a)(b)	15,893	21,932
QIAGEN NV	14,926	736,449

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Quanterix Corp.(a)	3,192	$ 18,961
Quantum-Si, Inc., Class A(a)(b)	7,468	11,053
Repligen Corp.(a)	3,472	406,467
Revvity, Inc.	8,274	727,285
Sotera Health Co.(a)	8,719	100,181
Standard BioTools, Inc.(a)	23,888	31,771
Tempus AI, Inc., Class A(a)(b)	5,621	318,092
Thermo Fisher Scientific, Inc.	25,393	11,875,798
Waters Corp.(a)	3,982	1,149,842
West Pharmaceutical Services, Inc.	4,879	1,167,350
		35,857,106
Machinery — 1.8%
3D Systems Corp.(a)(b)	7,065	11,516
Aebi Schmidt Holding AG(a)	2,053	21,146
AGCO Corp.	4,160	490,755
Alamo Group, Inc.	698	155,361
Albany International Corp., Class A	2,042	110,656
Allison Transmission Holdings, Inc.	5,893	530,783
Astec Industries, Inc.	1,273	50,487
Atmus Filtration Technologies, Inc.	5,919	230,308
Blue Bird Corp.(a)(b)	2,169	97,150
Caterpillar, Inc.	31,105	13,624,612
Chart Industries, Inc.(a)	3,110	618,361
CNH Industrial NV	59,013	764,808
Columbus McKinnon Corp./New York	1,466	21,477
Crane Co.	3,344	654,655
Cummins, Inc.	9,288	3,414,455
Deere & Co.	16,423	8,611,729
Donaldson Co., Inc.	7,903	568,779
Douglas Dynamics, Inc.	1,306	37,352
Dover Corp.	9,159	1,659,061
Energy Recovery, Inc.(a)	3,940	52,993
Enerpac Tool Group Corp., Class A	3,599	138,597
Enpro, Inc.	1,612	342,405
Esab Corp.	3,969	532,521
ESCO Technologies, Inc.	1,757	340,331
Federal Signal Corp.	4,147	524,886
Flowserve Corp.	9,048	507,050
Fortive Corp.	22,187	1,063,423
Franklin Electric Co., Inc.	2,913	273,676
Gates Industrial Corp. PLC(a)	16,092	399,082
Gorman-Rupp Co.	1,213	49,927
Graco, Inc.	11,073	929,911
Graham Corp.(a)	870	49,720
Greenbrier Cos., Inc.	2,191	99,690
Helios Technologies, Inc.	1,936	71,032
Hillenbrand, Inc.	4,517	93,547
Hillman Solutions Corp.(a)(b)	12,662	99,903
Hyster-Yale, Inc., Class A	682	28,651
IDEX Corp.	5,225	854,340
Illinois Tool Works, Inc.	19,752	5,055,919
Ingersoll Rand, Inc.	27,131	2,296,097
ITT, Inc.	5,510	936,480
JBT Marel Corp.	3,490	480,922
Kadant, Inc.	797	265,218
Kennametal, Inc.	4,869	120,556
Lincoln Electric Holdings, Inc.	3,751	913,368
Lindsay Corp.	692	94,465
Luxfer Holdings PLC	2,208	26,540
Manitowoc Co., Inc.(a)	2,189	27,910
Mayville Engineering Co., Inc.(a)	1,707	28,626
Security	Shares	Value
Machinery (continued)
Microvast Holdings, Inc.(a)(b)	14,073	$ 44,611
Middleby Corp.(a)(b)	3,368	489,034
Miller Industries, Inc.	1,094	44,581
Mueller Industries, Inc.	7,460	636,860
Mueller Water Products, Inc., Class A	10,406	257,653
Nordson Corp.	3,755	804,359
Omega Flex, Inc.	130	4,147
Oshkosh Corp.	4,238	536,234
Otis Worldwide Corp.	26,792	2,295,806
PACCAR, Inc.	34,924	3,449,094
Parker-Hannifin Corp.	8,582	6,281,166
Park-Ohio Holdings Corp.	1,119	18,352
Pentair PLC	10,896	1,113,571
Proto Labs, Inc.(a)	1,922	82,877
RBC Bearings, Inc.(a)	2,094	811,090
REV Group, Inc.	3,778	187,200
Snap-on, Inc.	3,365	1,080,804
SPX Technologies, Inc.(a)(b)	2,895	528,019
Standex International Corp.	780	128,497
Stanley Black & Decker, Inc.	10,268	694,630
Tennant Co.	1,312	108,292
Terex Corp.	4,498	228,768
Timken Co.	4,100	311,969
Titan International, Inc.(a)	2,632	22,267
Toro Co.	6,851	508,687
Trinity Industries, Inc.	5,760	134,208
Wabash National Corp.	3,518	35,039
Watts Water Technologies, Inc., Class A	1,869	490,276
Westinghouse Air Brake Technologies Corp.	11,537	2,215,681
Worthington Enterprises, Inc.	1,931	119,664
Xylem, Inc./New York	16,325	2,360,921
		74,395,594
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.(a)	616	5,544
Costamare, Inc.	3,080	31,077
Genco Shipping & Trading Ltd.	2,396	38,168
Golden Ocean Group Ltd.(a)(b)	6,311	51,498
Himalaya Shipping Ltd.	5,534	37,742
Kirby Corp.(a)	3,877	369,517
Matson, Inc.	2,099	224,131
Safe Bulkers, Inc.	7,287	28,638
		786,315
Media — 0.5%
Advantage Solutions, Inc., Class A(a)(b)	3,751	5,139
Altice USA, Inc., Class A(a)(b)	18,560	48,256
AMC Networks, Inc., Class A(a)	2,229	13,352
Boston Omaha Corp., Class A(a)	863	11,607
Cable One, Inc.	350	44,793
Charter Communications, Inc., Class A(a)	6,132	1,651,715
Comcast Corp., Class A	248,631	8,262,008
DoubleVerify Holdings, Inc.(a)	10,846	166,161
EchoStar Corp., Class A(a)(b)	9,510	309,931
Entravision Communications Corp., Class A	1,689	3,733
EW Scripps Co., Class A(a)	2,946	8,808
Fox Corp., Class A	14,858	828,482
Fox Corp., Class B	8,564	437,963
Gannett Co., Inc.(a)	7,997	30,469
Gray Media, Inc.	6,043	27,254
Ibotta, Inc., Class A(a)(b)	1,173	42,639
iHeartMedia, Inc., Class A(a)(b)	7,236	13,531
Integral Ad Science Holding Corp.(a)	6,266	51,381
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Interpublic Group of Cos., Inc.	23,196	$ 570,622
John Wiley & Sons, Inc., Class A	2,734	105,532
Liberty Broadband Corp., Class A(a)	1,051	64,248
Liberty Broadband Corp., Class C(a)	7,749	475,169
Magnite, Inc.(a)	10,289	236,750
National CineMedia, Inc.	7,897	37,985
New York Times Co., Class A	11,013	571,465
News Corp., Class A	24,095	706,465
News Corp., Class B	8,912	297,839
Nexstar Media Group, Inc., Class A	1,948	364,490
Nexxen International Ltd.(a)(b)	3,975	40,863
Omnicom Group, Inc.	13,023	938,307
Paramount Global, Class A(b)	584	11,149
Paramount Global, Class B(b)	40,107	504,145
PubMatic, Inc., Class A(a)	2,634	31,634
Scholastic Corp.	1,648	40,656
Sinclair, Inc.	2,203	31,855
Sirius XM Holdings, Inc.	13,128	277,263
Stagwell, Inc., Class A(a)	3,725	21,344
TechTarget, Inc.(a)	1,792	12,974
TEGNA, Inc.	11,352	189,578
Thryv Holdings, Inc.(a)	1,791	23,570
Trade Desk, Inc., Class A(a)(b)	30,006	2,609,322
WideOpenWest, Inc.(a)	3,478	11,721
		20,132,168
Metals & Mining — 0.5%
Alcoa Corp.	18,054	541,078
Alpha Metallurgical Resources, Inc.(a)	727	85,837
Anglogold Ashanti PLC	34,205	1,581,981
Carpenter Technology Corp.	3,287	819,745
Century Aluminum Co.(a)	4,543	96,221
Cleveland-Cliffs, Inc.(a)	30,013	315,737
Coeur Mining, Inc.(a)	42,396	368,421
Commercial Metals Co.	7,607	394,499
Compass Minerals International, Inc.(a)	2,480	49,426
Constellium SE, Class A(a)	9,126	125,117
Dakota Gold Corp.(a)	6,771	24,376
Freeport-McMoRan, Inc.	97,137	3,908,793
Hecla Mining Co.	37,783	216,874
Ivanhoe Electric, Inc.(a)(b)	3,722	35,582
Kaiser Aluminum Corp.	1,048	81,021
Lifezone Metals Ltd.(a)(b)	5,680	25,049
MAC Copper Ltd.(a)	3,236	38,929
Materion Corp.	1,409	148,368
Metallus, Inc.(a)	2,945	46,531
MP Materials Corp., Class A(a)	8,378	515,247
Newmont Corp.	75,770	4,705,317
Novagold Resources, Inc.(a)	16,803	87,208
Nucor Corp.	15,517	2,220,017
Olympic Steel, Inc.	384	11,942
Perpetua Resources Corp.(a)	1,715	25,897
Piedmont Lithium, Inc.(a)(b)	1,121	8,183
Ramaco Resources, Inc., Class A	1,470	29,915
Reliance, Inc.	3,596	1,043,307
Royal Gold, Inc.	4,392	665,037
Ryerson Holding Corp.	2,155	44,393
Southern Copper Corp.	5,917	557,145
SSR Mining, Inc.(a)	12,355	147,642
Steel Dynamics, Inc.	9,170	1,169,725
SunCoke Energy, Inc.	5,143	38,007
Security	Shares	Value
Metals & Mining (continued)
Tredegar Corp.(a)	2,663	$ 23,195
Warrior Met Coal, Inc.	3,308	169,965
Worthington Steel, Inc.	1,931	58,934
		20,424,661
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Advanced Flower Capital, Inc.	1,378	6,077
AGNC Investment Corp.	62,102	585,622
Angel Oak Mortgage REIT, Inc.	1,604	14,853
Annaly Capital Management, Inc.	37,482	762,009
Apollo Commercial Real Estate Finance, Inc.	11,046	106,262
Arbor Realty Trust, Inc.(b)	10,209	113,932
Ares Commercial Real Estate Corp., Class C	2,603	11,635
ARMOUR Residential REIT, Inc.	8,113	132,323
Blackstone Mortgage Trust, Inc., Class A	11,316	209,120
BrightSpire Capital, Inc., Class A	5,031	26,061
Chimera Investment Corp.	7,278	97,307
Claros Mortgage Trust, Inc.	6,855	19,537
Dynex Capital, Inc.	9,622	119,698
Ellington Financial, Inc.	5,436	68,983
Franklin BSP Realty Trust, Inc.	5,397	54,510
Invesco Mortgage Capital, Inc.	3,079	23,246
KKR Real Estate Finance Trust, Inc.	4,580	41,403
Ladder Capital Corp., Class A	6,531	71,318
MFA Financial, Inc.	6,287	57,149
New York Mortgage Trust, Inc.	4,414	27,941
Orchid Island Capital, Inc.	11,723	81,592
PennyMac Mortgage Investment Trust	5,334	62,888
Ready Capital Corp.	9,961	41,936
Redwood Trust, Inc.	6,308	34,442
Rithm Capital Corp.	33,875	407,516
Starwood Property Trust, Inc.	21,562	419,596
Sunrise Realty Trust, Inc.	459	4,595
TPG RE Finance Trust, Inc.	3,418	29,737
Two Harbors Investment Corp.	7,086	69,088
		3,700,376
Multi-Utilities — 0.6%
Ameren Corp.	17,331	1,752,684
Avista Corp.	7,071	263,748
Black Hills Corp.	5,780	333,968
CenterPoint Energy, Inc.	43,574	1,691,543
CMS Energy Corp.	19,040	1,405,152
Consolidated Edison, Inc.	24,233	2,508,115
Dominion Energy, Inc.	57,214	3,344,158
DTE Energy Co.	13,960	1,932,204
NiSource, Inc.	31,890	1,353,731
Northwestern Energy Group, Inc.	5,488	294,706
Public Service Enterprise Group, Inc.	33,657	3,022,062
Sempra	44,121	3,603,803
Unitil Corp.	767	39,562
WEC Energy Group, Inc.	20,802	2,269,082
		23,814,518
Office REITs — 0.1%
Brandywine Realty Trust	10,235	40,940
BXP, Inc.	10,424	682,042
City Office REIT, Inc.	1,953	13,554
COPT Defense Properties	7,249	197,753
Cousins Properties, Inc.	12,093	327,720
Douglas Emmett, Inc.	11,576	175,492
Easterly Government Properties, Inc.	2,498	54,956
Empire State Realty Trust, Inc., Class A	7,712	55,835

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Highwoods Properties, Inc.	7,001	$ 203,099
Hudson Pacific Properties, Inc.	23,185	56,803
JBG SMITH Properties	5,315	112,572
Kilroy Realty Corp.	7,474	275,492
NET Lease Office Properties(a)	892	29,605
Paramount Group, Inc.	10,176	62,277
Peakstone Realty Trust	1,886	25,650
Piedmont Realty Trust, Inc., Class A	6,483	49,011
Postal Realty Trust, Inc., Class A	1,151	15,780
SL Green Realty Corp.	5,014	287,052
Vornado Realty Trust	11,598	445,595
		3,111,228
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	23,105	423,977
Antero Resources Corp.(a)	19,448	679,319
APA Corp.	23,662	456,440
Ardmore Shipping Corp.	2,633	28,647
Berry Corp.	4,825	14,571
BKV Corp.(a)	1,820	37,565
California Resources Corp.	4,705	226,687
Calumet, Inc.(a)	4,768	76,002
Centrus Energy Corp., Class A(a)(b)	1,066	229,616
Cheniere Energy, Inc.	14,735	3,475,692
Chevron Corp.	129,163	19,586,277
Chord Energy Corp.	3,252	358,793
Civitas Resources, Inc.	6,747	204,839
Clean Energy Fuels Corp.(a)	11,389	23,120
CNX Resources Corp.(a)(b)	9,931	301,009
Comstock Resources, Inc.(a)	4,604	82,273
ConocoPhillips	85,584	8,159,579
Core Natural Resources, Inc.	3,911	288,671
Coterra Energy, Inc.	51,116	1,246,719
Crescent Energy Co., Class A	12,377	114,363
CVR Energy, Inc.	1,753	46,945
Delek U.S. Holdings, Inc.	4,418	98,831
Devon Energy Corp.	42,009	1,395,539
DHT Holdings, Inc.	8,078	89,585
Diamondback Energy, Inc.	12,785	1,900,618
Diversified Energy Co. PLC	3,413	51,400
Dorian LPG Ltd.	2,259	65,037
DT Midstream, Inc.(a)	6,752	693,633
Empire Petroleum Corp.(a)(b)	2,087	9,433
Encore Energy Corp.(a)(b)	10,541	27,828
Energy Fuels, Inc./Canada(a)(b)	11,976	108,862
EOG Resources, Inc.	37,158	4,459,703
EQT Corp.	40,504	2,177,090
Excelerate Energy, Inc., Class A	1,997	51,243
Expand Energy Corp.	14,945	1,565,937
Exxon Mobil Corp.	291,801	32,576,664
FLEX LNG Ltd.(a)(b)	1,825	45,753
FutureFuel Corp.	1,697	6,873
Golar LNG Ltd.	6,652	273,796
Granite Ridge Resources, Inc.	5,252	27,258
Green Plains, Inc.(a)	1,196	9,891
Gulfport Energy Corp.(a)	980	170,647
HF Sinclair Corp.	10,934	480,440
HighPeak Energy, Inc.(b)	727	7,248
International Seaways, Inc.	2,882	114,992
Kinder Morgan, Inc.	132,038	3,704,986
Kinetik Holdings, Inc., Class A	2,472	107,235
Kosmos Energy Ltd.(a)(b)	30,237	65,010
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp., Class A	12,787	$ 304,586
Marathon Petroleum Corp.	21,062	3,584,542
Matador Resources Co.	7,435	370,858
Murphy Oil Corp.	9,297	230,659
NACCO Industries, Inc., Class A	532	20,173
Navigator Holdings Ltd.	2,844	44,850
New Fortress Energy, Inc., Class A(b)	4,142	11,287
NextDecade Corp.(a)	8,405	95,481
Nordic American Tankers Ltd.	13,383	37,339
Northern Oil & Gas, Inc.	7,187	202,386
Occidental Petroleum Corp.	44,522	1,956,297
ONEOK, Inc.	41,529	3,409,946
Ovintiv, Inc.	17,522	721,556
Par Pacific Holdings, Inc.(a)	3,399	106,661
PBF Energy, Inc., Class A	5,810	131,306
Peabody Energy Corp.	8,602	138,922
Permian Resources Corp., Class A	43,334	613,609
Phillips 66	27,569	3,406,977
Range Resources Corp.	16,340	600,005
REX American Resources Corp.(a)	1,076	56,253
Riley Exploration Permian, Inc.	425	11,152
Sable Offshore Corp., Class A(a)(b)	5,421	166,262
SandRidge Energy, Inc.	1,890	19,637
Scorpio Tankers, Inc.	3,001	135,675
SFL Corp. Ltd.	11,434	104,964
Sitio Royalties Corp., Class A	4,769	86,653
SM Energy Co.	7,077	195,254
Talos Energy, Inc.(a)	7,922	67,733
Targa Resources Corp.	14,546	2,420,600
Teekay Corp. Ltd.	4,449	32,033
Teekay Tankers Ltd., Class A	1,541	65,261
Texas Pacific Land Corp.	1,309	1,267,282
Uranium Energy Corp.(a)(b)	31,101	269,646
VAALCO Energy, Inc.	8,384	31,188
Valero Energy Corp.	21,073	2,893,534
Viper Energy, Inc., Class A	8,630	325,006
Vital Energy, Inc.(a)	2,426	45,342
Vitesse Energy, Inc.	1,510	36,134
W&T Offshore, Inc.	7,555	13,372
Williams Cos., Inc.	81,529	4,887,664
World Kinect Corp.	4,001	109,107
		115,573,828
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	23,711
Louisiana-Pacific Corp.	4,046	365,799
Magnera Corp.(a)	3,180	39,591
Sylvamo Corp.	2,521	116,142
		545,243
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	8,181	433,266
Allegiant Travel Co.(a)	932	48,128
American Airlines Group, Inc.(a)	44,102	506,732
Blade Air Mobility, Inc., Class A(a)	4,235	16,898
Delta Air Lines, Inc.	43,316	2,304,844
Frontier Group Holdings, Inc.(a)(b)	2,715	11,892
JetBlue Airways Corp.(a)	21,282	94,492
Joby Aviation, Inc., Class A(a)(b)	32,804	546,515
SkyWest, Inc.(a)	2,892	335,356
Southwest Airlines Co.	34,457	1,065,755
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines (continued)
Sun Country Airlines Holdings, Inc.(a)	2,011	$ 23,307
United Airlines Holdings, Inc.(a)	21,983	1,941,319
		7,328,504
Personal Care Products — 0.1%
Beauty Health Co., Class A(a)	6,871	10,581
BellRing Brands, Inc.(a)	8,741	477,084
Coty, Inc., Class A(a)	25,648	124,393
Edgewell Personal Care Co.	3,579	90,298
elf Beauty, Inc.(a)	3,832	464,400
Estee Lauder Cos., Inc., Class A	15,781	1,472,999
Herbalife Ltd.(a)	6,918	63,646
Honest Co., Inc.(a)(b)	9,280	42,781
Interparfums, Inc.	1,217	146,770
Kenvue, Inc.	128,934	2,764,345
Medifast, Inc.(a)	711	9,790
Nature’s Sunshine Products, Inc.(a)	255	3,573
Nu Skin Enterprises, Inc., Class A	3,335	27,947
Olaplex Holdings, Inc.(a)(b)	8,979	12,481
USANA Health Sciences, Inc.(a)	667	19,603
Waldencast PLC, Class A(a)	3,027	5,388
		5,736,079
Pharmaceuticals — 2.5%
Alumis, Inc.(a)	2,921	12,093
Amneal Pharmaceuticals, Inc., Class A(a)	11,827	92,487
Amphastar Pharmaceuticals, Inc.(a)	3,610	75,629
Amylyx Pharmaceuticals, Inc.(a)(b)	6,202	49,802
ANI Pharmaceuticals, Inc.(a)	1,440	91,224
Aquestive Therapeutics, Inc.(a)	7,440	28,570
Arvinas, Inc.(a)	4,655	34,633
Atea Pharmaceuticals, Inc.(a)(b)	3,928	14,298
Avadel Pharmaceuticals PLC(a)(b)	6,470	68,000
Axsome Therapeutics, Inc.(a)	2,571	260,648
Bristol-Myers Squibb Co.	136,900	5,929,139
Collegium Pharmaceutical, Inc.(a)	1,943	58,018
Corcept Therapeutics, Inc.(a)(b)	6,353	426,731
CorMedix, Inc.(a)	4,992	58,257
Edgewise Therapeutics, Inc.(a)	4,396	62,687
Elanco Animal Health, Inc.(a)	31,802	435,051
Eli Lilly & Co.	53,941	39,920,116
Enliven Therapeutics, Inc.(a)(b)	2,827	53,176
Esperion Therapeutics, Inc.(a)(b)	15,925	22,613
Eton Pharmaceuticals, Inc.(a)(b)	2,925	41,418
Evolus, Inc.(a)	4,724	42,138
EyePoint Pharmaceuticals, Inc.(a)	2,397	23,539
Fulcrum Therapeutics, Inc.(a)(b)	5,883	39,593
Harmony Biosciences Holdings, Inc.(a)	2,403	84,538
Harrow, Inc.(a)(b)	1,688	53,611
Indivior PLC(a)	8,197	165,579
Innoviva, Inc.(a)	4,370	79,403
Jazz Pharmaceuticals PLC(a)	3,923	449,693
Johnson & Johnson	162,109	26,705,837
LENZ Therapeutics, Inc.(a)(b)	1,314	39,118
Ligand Pharmaceuticals, Inc.(a)	1,120	147,370
Liquidia Corp.(a)(b)	5,833	109,019
Merck & Co., Inc.	169,522	13,243,059
Mind Medicine MindMed, Inc.(a)(b)	5,931	53,913
Nuvation Bio, Inc., Class A(a)(b)	9,777	23,074
Ocular Therapeutix, Inc.(a)(b)	12,098	140,095
Omeros Corp.(a)	4,825	18,673
Organon & Co.	17,485	169,604
Pacira BioSciences, Inc.(a)	2,757	58,145
Security	Shares	Value
Pharmaceuticals (continued)
Perrigo Co. PLC	8,973	$ 239,310
Pfizer, Inc.	381,863	8,893,589
Phathom Pharmaceuticals, Inc.(a)(b)	3,139	26,807
Phibro Animal Health Corp., Class A	619	16,403
Prestige Consumer Healthcare, Inc.(a)	3,378	249,803
Rapport Therapeutics, Inc.(a)(b)	3,811	54,726
Royalty Pharma PLC, Class A	26,690	982,192
scPharmaceuticals, Inc.(a)(b)	2,501	12,705
Septerna, Inc.(a)(b)	1,749	21,705
SIGA Technologies, Inc.	2,502	16,538
Supernus Pharmaceuticals, Inc.(a)	3,326	116,743
Tarsus Pharmaceuticals, Inc.(a)(b)	2,885	111,996
Terns Pharmaceuticals, Inc.(a)	3,157	18,405
Theravance Biopharma, Inc.(a)	5,256	58,657
Third Harmonic Bio, Inc.(a)	1,258	6,755
Trevi Therapeutics, Inc.(a)	6,134	45,422
Viatris, Inc.	80,192	700,878
WaVe Life Sciences Ltd.(a)	9,433	76,407
Xeris Biopharma Holdings, Inc.(a)	12,064	61,406
Zevra Therapeutics, Inc.(a)(b)	5,553	61,694
Zoetis, Inc., Class A	29,907	4,360,141
		105,512,873
Professional Services — 0.8%
Acuren Corp.(a)(b)	6,877	76,266
Alight, Inc., Class A	30,678	164,434
Amentum Holdings, Inc.(a)	10,917	272,597
Asure Software, Inc.(a)(b)	833	8,080
Automatic Data Processing, Inc.	27,368	8,470,396
Barrett Business Services, Inc.	1,308	60,129
BlackSky Technology, Inc., Class A(a)(b)	2,704	52,025
Booz Allen Hamilton Holding Corp., Class A	8,502	912,520
Broadridge Financial Solutions, Inc.	7,938	1,964,734
CACI International, Inc., Class A(a)	1,450	667,827
CBIZ, Inc.(a)(b)	3,753	229,383
Clarivate PLC(a)	30,144	116,054
Concentrix Corp.	3,231	167,915
Conduent, Inc.(a)	11,206	29,808
CRA International, Inc.	456	80,557
CSG Systems International, Inc.	2,157	134,726
Dayforce, Inc.(a)	10,318	595,039
Dun & Bradstreet Holdings, Inc.	21,971	199,936
Equifax, Inc.	8,445	2,028,742
ExlService Holdings, Inc.(a)	10,597	460,228
Exponent, Inc.	3,516	242,463
First Advantage Corp.(a)(b)	5,027	86,917
Forrester Research, Inc.(a)	474	4,617
Franklin Covey Co.(a)	875	17,246
FTI Consulting, Inc.(a)	2,361	392,752
Genpact Ltd.	10,911	480,630
Heidrick & Struggles International, Inc.	1,059	47,157
Huron Consulting Group, Inc.(a)	1,374	181,478
IBEX Holdings Ltd.(a)	997	29,481
ICF International, Inc.	1,207	101,255
Innodata, Inc.(a)(b)	2,252	123,635
Insperity, Inc.	2,314	137,868
Jacobs Solutions, Inc.	8,109	1,150,424
KBR, Inc.	8,525	398,459
Kelly Services, Inc., Class A	1,865	22,846
Kforce, Inc.	1,435	50,010
Korn Ferry	3,503	248,258
Legalzoom.com, Inc.(a)	9,589	86,205
Leidos Holdings, Inc.	8,623	1,376,662

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
ManpowerGroup, Inc.	2,953	$ 121,811
Maximus, Inc.	4,014	296,474
NV5 Global, Inc.(a)	3,560	79,922
Parsons Corp.(a)	3,556	263,855
Paychex, Inc.	21,408	3,089,817
Paycom Software, Inc.	3,453	799,508
Paylocity Holding Corp.(a)	2,941	543,732
Planet Labs PBC, Class A(a)(b)	12,632	78,950
Resolute Holdings Management, Inc.(a)(b)	240	9,727
Resources Connection, Inc.	2,633	13,323
Robert Half, Inc.	6,974	257,410
Science Applications International Corp.	3,352	373,681
Spire Global, Inc.(a)(b)	3,429	34,393
SS&C Technologies Holdings, Inc.	14,406	1,231,425
TransUnion	13,345	1,270,311
TriNet Group, Inc.	2,005	135,959
TrueBlue, Inc.(a)	1,967	14,202
TTEC Holdings, Inc.(a)	1,040	5,179
Upwork, Inc.(a)	7,682	91,877
Verisk Analytics, Inc.	9,419	2,625,170
Verra Mobility Corp., Class A(a)	10,289	259,900
Willdan Group, Inc.(a)	706	60,222
WNS Holdings Ltd.(a)	3,098	231,699
		33,758,306
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	6,333	29,258
CBRE Group, Inc., Class A(a)	20,165	3,140,497
Compass, Inc., Class A(a)	32,083	254,739
CoStar Group, Inc.(a)	28,035	2,668,652
Cushman & Wakefield PLC(a)	10,268	125,167
eXp World Holdings, Inc.	6,844	73,778
Forestar Group, Inc.(a)	1,192	29,562
FRP Holdings, Inc.(a)	372	9,821
Howard Hughes Holdings, Inc.(a)	2,191	150,587
Jones Lang LaSalle, Inc.(a)	3,141	849,201
Kennedy-Wilson Holdings, Inc.	8,538	62,498
Marcus & Millichap, Inc.	1,555	48,454
Newmark Group, Inc., Class A	9,252	140,353
RE/MAX Holdings, Inc., Class A(a)	632	4,860
Real Brokerage, Inc.(a)	8,923	35,246
RMR Group, Inc., Class A	541	8,688
Seaport Entertainment Group, Inc.(a)	550	12,689
St. Joe Co.	3,170	160,085
Stratus Properties, Inc.(a)	955	15,218
Tejon Ranch Co.(a)	507	9,106
Zillow Group, Inc., Class A(a)	3,560	273,230
Zillow Group, Inc., Class C(a)	10,893	866,538
		8,968,227
Residential REITs — 0.3%
American Homes 4 Rent, Class A	23,215	805,328
Apartment Investment and Management Co., Class A	8,722	73,352
AvalonBay Communities, Inc.	9,294	1,731,286
BRT Apartments Corp.	1,270	18,479
Camden Property Trust	7,289	795,959
Centerspace	916	49,858
Clipper Realty, Inc.	393	1,368
Elme Communities	5,837	88,022
Equity LifeStyle Properties, Inc.	12,732	762,901
Equity Residential	24,964	1,577,725
Essex Property Trust, Inc.	4,289	1,115,912
Independence Realty Trust, Inc.	14,480	242,830
Invitation Homes, Inc.	42,490	1,302,318
Security	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	7,780	$ 1,108,105
NexPoint Residential Trust, Inc.	1,405	43,808
Sun Communities, Inc.	8,507	1,055,123
UDR, Inc.	21,207	833,223
UMH Properties, Inc.	3,850	62,678
Veris Residential, Inc.	4,759	67,007
		11,735,282
Retail REITs — 0.3%
Acadia Realty Trust	9,600	179,712
Agree Realty Corp.	7,136	511,651
Alexander’s, Inc.	94	23,612
Brixmor Property Group, Inc.	20,308	530,648
CBL & Associates Properties, Inc.	1,773	47,977
Curbline Properties Corp.	6,406	141,573
Federal Realty Investment Trust	5,622	518,124
Getty Realty Corp.	5,977	166,101
InvenTrust Properties Corp.	5,089	140,304
Kimco Realty Corp.	43,774	929,322
Kite Realty Group Trust	13,877	305,017
Macerich Co.	17,207	287,529
NETSTREIT Corp.	4,355	79,392
NNN REIT, Inc.	11,170	460,874
Phillips Edison & Co., Inc.	9,517	321,579
Realty Income Corp.	60,347	3,387,277
Regency Centers Corp.	12,236	873,650
Saul Centers, Inc.	796	25,647
Simon Property Group, Inc.	21,935	3,592,734
SITE Centers Corp.	3,203	34,496
Tanger, Inc.	7,151	214,673
Urban Edge Properties	11,668	230,093
Whitestone REIT	2,512	30,621
		13,032,606
Semiconductors & Semiconductor Equipment — 11.7%
ACM Research, Inc., Class A(a)	4,306	130,730
Advanced Micro Devices, Inc.(a)	108,308	19,095,784
Aehr Test Systems(a)(b)	1,691	28,578
Allegro MicroSystems, Inc.(a)	8,666	272,199
Alpha & Omega Semiconductor Ltd.(a)	1,720	43,808
Ambarella, Inc.(a)	2,957	195,428
Amkor Technology, Inc.	7,508	169,380
Analog Devices, Inc.	33,353	7,492,084
Applied Materials, Inc.	54,576	9,826,955
Astera Labs, Inc.(a)	9,709	1,327,512
Axcelis Technologies, Inc.(a)(b)	1,979	133,959
Broadcom, Inc.	311,016	91,345,399
CEVA, Inc.(a)	1,470	31,414
Cirrus Logic, Inc.(a)	3,540	356,513
Cohu, Inc.(a)	3,237	57,813
Credo Technology Group Holding Ltd.(a)	9,990	1,114,385
Diodes, Inc.(a)	2,733	134,928
Enphase Energy, Inc.(a)	8,750	283,150
Entegris, Inc.	9,901	776,832
First Solar, Inc.(a)	6,887	1,203,366
FormFactor, Inc.(a)(b)	4,805	136,510
GLOBALFOUNDRIES, Inc.(a)(b)	6,396	239,146
Ichor Holdings Ltd.(a)	2,288	45,280
Impinj, Inc.(a)	1,813	280,254
indie Semiconductor, Inc., Class A(a)(b)	9,909	38,744
Intel Corp.	295,570	5,852,286
KLA Corp.	8,940	7,858,528
Kulicke & Soffa Industries, Inc.	3,436	112,563
Lam Research Corp.	85,732	8,130,823
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)	9,208	$ 458,835
MACOM Technology Solutions Holdings, Inc., Class H(a)	4,260	584,216
Marvell Technology, Inc.	58,547	4,705,422
MaxLinear, Inc.(a)	4,731	74,844
Microchip Technology, Inc.	35,750	2,416,343
Micron Technology, Inc.	75,145	8,201,325
MKS, Inc.	4,734	450,582
Monolithic Power Systems, Inc.	3,134	2,229,026
Navitas Semiconductor Corp.(a)(b)	6,957	50,995
NVE Corp.	349	22,102
NVIDIA Corp.	1,576,070	280,335,571
ON Semiconductor Corp.(a)	28,674	1,616,067
Onto Innovation, Inc.(a)	3,247	307,653
PDF Solutions, Inc.(a)	1,754	38,991
Penguin Solutions, Inc.(a)(b)	3,469	81,764
Photronics, Inc.(a)	3,827	77,918
Power Integrations, Inc.	4,332	210,189
Qorvo, Inc.(a)	6,183	516,899
QUALCOMM, Inc.	73,939	10,851,288
Rambus, Inc.(a)	7,321	541,242
Rigetti Computing, Inc.(a)(b)	19,292	279,734
Semtech Corp.(a)	5,988	305,987
Silicon Laboratories, Inc.(a)	2,276	299,909
SiTime Corp.(a)	1,330	269,791
SkyWater Technology, Inc.(a)(b)	811	7,258
Skyworks Solutions, Inc.	10,323	707,538
Synaptics, Inc.(a)	2,754	172,676
Teradyne, Inc.	11,029	1,184,845
Texas Instruments, Inc.	61,173	11,075,983
Ultra Clean Holdings, Inc.(a)	2,740	61,705
Universal Display Corp.	3,018	435,799
Veeco Instruments, Inc.(a)	4,264	88,606
		485,375,454
Software — 11.4%
8x8, Inc.(a)	6,460	12,532
A10 Networks, Inc.	4,857	89,466
ACI Worldwide, Inc.(a)	6,881	292,855
Adeia, Inc.	7,863	101,826
Adobe, Inc.(a)	28,623	10,238,161
Agilysys, Inc.(a)	1,744	198,956
Alarm.com Holdings, Inc.(a)	2,898	158,318
Alkami Technology, Inc.(a)(b)	3,958	88,224
Amplitude, Inc., Class A(a)	6,810	83,286
Appfolio, Inc., Class A(a)	1,549	414,172
Appian Corp., Class A(a)	2,774	76,590
AppLovin Corp., Class A(a)	16,135	6,303,945
Arteris, Inc.(a)	4,902	48,334
Asana, Inc., Class A(a)(b)	4,988	73,224
Atlassian Corp., Class A(a)	10,892	2,088,868
Aurora Innovation, Inc., Class A(a)	67,381	391,484
Autodesk, Inc.(a)	14,173	4,295,978
AvePoint, Inc., Class A(a)	8,422	160,692
Bentley Systems, Inc., Class B	10,566	612,617
Bill Holdings, Inc.(a)	6,567	281,396
Bit Digital, Inc.(a)(b)	7,119	20,716
Bitdeer Technologies Group, Class A(a)(b)	6,565	84,623
Blackbaud, Inc.(a)	2,852	192,282
BlackLine, Inc.(a)	3,699	198,932
Blend Labs, Inc., Class A(a)	18,420	60,970
Box, Inc., Class A(a)	9,468	303,923
Security	Shares	Value
Software (continued)
Braze, Inc., Class A(a)(b)	4,951	$ 137,984
C3.ai, Inc., Class A(a)	7,563	178,184
Cadence Design Systems, Inc.(a)	18,326	6,681,110
CCC Intelligent Solutions Holdings, Inc.(a)(b)	34,769	336,216
Cerence, Inc.(a)	2,169	18,653
Cipher Mining, Inc.(a)(b)	21,973	119,973
Cleanspark, Inc.(a)	17,985	204,489
Clear Secure, Inc., Class A	6,357	186,959
Clearwater Analytics Holdings, Inc., Class A(a)	16,743	339,213
Commvault Systems, Inc.(a)	2,946	559,593
Confluent, Inc., Class A(a)	18,856	334,223
Consensus Cloud Solutions, Inc.(a)	1,250	25,225
Core Scientific, Inc.(a)(b)	18,810	254,687
Crowdstrike Holdings, Inc., Class A(a)	16,402	7,455,857
CS Disco, Inc.(a)	1,888	7,495
Daily Journal Corp.(a)	60	23,975
Datadog, Inc., Class A(a)	20,889	2,924,042
Digimarc Corp.(a)	1,006	12,012
Digital Turbine, Inc.(a)(b)	5,723	31,190
Docusign, Inc.(a)	13,566	1,026,132
Dolby Laboratories, Inc., Class A	3,672	276,648
Domo, Inc., Class B(a)	1,416	23,307
Dropbox, Inc., Class A(a)	13,851	376,332
D-Wave Quantum, Inc.(a)(b)	19,448	334,311
Dynatrace, Inc.(a)	19,228	1,011,585
E2open Parent Holdings, Inc., Class A(a)	12,000	39,600
eGain Corp.(a)(b)	724	4,474
Elastic NV(a)	6,363	532,583
EverCommerce, Inc.(a)	1,361	14,604
Fair Isaac Corp.(a)	1,606	2,307,372
Five9, Inc.(a)(b)	4,935	127,471
Fortinet, Inc.(a)	43,050	4,300,695
Freshworks, Inc., Class A(a)	13,713	178,132
Gen Digital, Inc.	36,876	1,087,473
Gitlab, Inc., Class A(a)	9,320	408,309
Guidewire Software, Inc.(a)	5,624	1,272,261
HubSpot, Inc.(a)	3,457	1,796,430
Hut 8 Corp.(a)(b)	5,495	116,659
I3 Verticals, Inc., Class A(a)(b)	1,114	31,170
Informatica, Inc., Class A(a)	6,189	152,868
Intapp, Inc.(a)	3,997	160,080
InterDigital, Inc.	1,799	464,502
Intuit, Inc.	18,371	14,423,623
Jamf Holding Corp.(a)	7,462	59,248
Life360, Inc.(a)(b)	902	69,084
LiveRamp Holdings, Inc.(a)	3,784	124,191
Manhattan Associates, Inc.(a)	4,034	886,108
MARA Holdings, Inc.(a)(b)	23,300	374,664
Meridianlink, Inc.(a)	3,113	49,746
Microsoft Corp.	499,497	266,481,649
MicroStrategy, Inc., Class A(a)(b)	16,799	6,750,846
Mitek Systems, Inc.(a)	2,481	22,379
N-able, Inc.(a)	4,241	34,267
nCino, Inc.(a)(b)	7,678	214,408
NCR Voyix Corp.(a)	10,611	144,522
NextNav, Inc.(a)	5,887	87,069
Nutanix, Inc., Class A(a)	17,326	1,302,395
Olo, Inc., Class A(a)	5,920	62,042
ON24, Inc.(a)	1,991	9,875
OneSpan, Inc.	2,737	40,371
Ooma, Inc.(a)	719	8,182
Oracle Corp.	111,482	28,290,787

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Pagaya Technologies Ltd., Class A(a)(b)	3,119	$ 93,726
PagerDuty, Inc.(a)(b)	5,772	93,045
Palantir Technologies, Inc., Class A(a)	147,030	23,282,201
Palo Alto Networks, Inc.(a)	44,083	7,652,809
Pegasystems, Inc.	5,766	338,522
Porch Group, Inc.(a)	5,006	63,176
Procore Technologies, Inc.(a)(b)	7,918	567,166
Progress Software Corp.	2,817	135,441
PROS Holdings, Inc.(a)(b)	3,022	47,415
PTC, Inc.(a)	7,992	1,716,762
Q2 Holdings, Inc.(a)	4,365	354,438
Qualys, Inc.(a)	2,390	318,037
Rapid7, Inc.(a)	4,301	90,837
Red Violet, Inc.	1,105	48,985
Rimini Street, Inc.(a)	3,501	16,805
RingCentral, Inc., Class A(a)	5,642	143,815
Riot Platforms, Inc.(a)	22,613	303,240
Roper Technologies, Inc.	7,174	3,948,570
Rubrik, Inc., Class A(a)	6,581	624,866
SailPoint, Inc.(a)	3,973	88,757
Salesforce, Inc.	62,778	16,217,441
Samsara, Inc., Class A(a)	18,245	693,857
Sapiens International Corp. NV	2,240	61,398
SEMrush Holdings, Inc., Class A(a)	3,049	27,319
SentinelOne, Inc., Class A(a)	20,693	379,510
ServiceNow, Inc.(a)	13,894	13,103,709
SoundHound AI, Inc., Class A(a)(b)	24,578	253,891
SoundThinking, Inc.(a)	707	8,067
Sprinklr, Inc., Class A(a)	8,010	72,170
Sprout Social, Inc., Class A(a)	4,520	77,518
SPS Commerce, Inc.(a)	2,494	271,509
Synopsys, Inc.(a)	12,359	7,829,056
Telos Corp.(a)	10,336	26,564
Tenable Holdings, Inc.(a)	8,614	269,704
Teradata Corp.(a)	6,137	128,447
Terawulf, Inc.(a)(b)	18,134	93,571
Tyler Technologies, Inc.(a)	2,928	1,711,592
UiPath, Inc., Class A(a)	30,263	355,590
Unity Software, Inc.(a)	20,882	696,624
Varonis Systems, Inc.(a)	7,148	399,073
Verint Systems, Inc.(a)(b)	4,508	95,930
Vertex, Inc., Class A(a)(b)	4,559	151,222
Viant Technology, Inc., Class A(a)	883	12,804
Weave Communications, Inc.(a)	1,600	11,680
Workday, Inc., Class A(a)	14,469	3,318,899
Workiva, Inc., Class A(a)	3,224	205,788
Xperi, Inc.(a)	2,213	13,322
Yext, Inc.(a)	5,854	47,534
Zeta Global Holdings Corp., Class A(a)	11,604	181,603
Zoom Communications, Inc., Class A(a)	17,750	1,314,388
Zscaler, Inc.(a)	6,605	1,886,124
		472,026,421
Specialized REITs — 0.8%
American Tower Corp.	31,619	6,589,083
Crown Castle, Inc.	29,317	3,080,923
CubeSmart	14,934	581,082
Digital Realty Trust, Inc.	22,820	4,026,361
EPR Properties	5,848	321,874
Equinix, Inc.	6,582	5,167,989
Extra Space Storage, Inc.	14,171	1,904,016
Farmland Partners, Inc.	2,041	21,369
Four Corners Property Trust, Inc.	9,299	234,707
Security	Shares	Value
Specialized REITs (continued)
Gaming and Leisure Properties, Inc.	18,451	$ 840,997
Gladstone Land Corp.	2,385	21,942
Iron Mountain, Inc.	19,785	1,926,268
Lamar Advertising Co., Class A	5,872	717,852
Millrose Properties, Inc., Class A	8,362	250,776
National Storage Affiliates Trust	4,998	147,241
Outfront Media, Inc.	8,862	155,351
PotlatchDeltic Corp.	4,938	201,915
Public Storage	10,521	2,861,081
Rayonier, Inc.	9,729	226,783
Safehold, Inc.	5,180	72,468
SBA Communications Corp.	7,241	1,627,197
Smartstop Self Storage REIT, Inc.	2,509	85,005
Uniti Group, Inc.	14,285	75,996
VICI Properties, Inc.	70,423	2,295,790
Weyerhaeuser Co.	49,087	1,229,629
		34,663,695
Specialty Retail — 1.8%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	7,565
Abercrombie & Fitch Co., Class A(a)	3,438	330,117
Academy Sports & Outdoors, Inc.	4,486	227,844
Advance Auto Parts, Inc.	3,773	200,233
American Eagle Outfitters, Inc.	11,875	128,250
America’s Car-Mart, Inc.(a)	281	12,656
Arhaus, Inc., Class A(a)	3,604	31,571
Arko Corp., Class A	6,136	25,587
Asbury Automotive Group, Inc.(a)	1,245	276,539
AutoNation, Inc.(a)	1,791	345,018
AutoZone, Inc.(a)	1,130	4,258,269
BARK, Inc., Class A(a)(b)	12,225	10,531
Bath & Body Works, Inc.	14,692	425,480
Best Buy Co., Inc.	13,031	847,797
Beyond, Inc.(a)(b)	2,560	22,912
Boot Barn Holdings, Inc.(a)	2,108	362,365
Buckle, Inc.	1,687	83,287
Build-A-Bear Workshop, Inc.	1,239	62,830
Burlington Stores, Inc.(a)	4,201	1,146,705
Caleres, Inc.	2,081	28,572
Camping World Holdings, Inc., Class A	5,362	74,210
CarMax, Inc.(a)(b)	10,339	585,291
Carvana Co., Class A(a)	8,689	3,390,187
Chewy, Inc., Class A(a)	14,097	517,360
Designer Brands, Inc., Class A	3,326	9,379
Dick’s Sporting Goods, Inc.	3,607	762,917
EVgo, Inc., Class A(a)(b)	14,256	48,043
Five Below, Inc.(a)	3,521	480,687
Floor & Decor Holdings, Inc., Class A(a)	7,043	539,776
Foot Locker, Inc.(a)	6,615	165,640
GameStop Corp., Class A(a)(b)	26,440	593,578
Gap, Inc.	15,061	293,087
Genesco, Inc.(a)(b)	1,043	25,095
Group 1 Automotive, Inc.	843	347,443
Haverty Furniture Cos., Inc.	1,048	21,620
Home Depot, Inc.	66,971	24,612,512
Lands’ End, Inc.(a)(b)	889	10,428
Lithia Motors, Inc., Class A	1,685	485,280
Lowe’s Cos., Inc.	37,575	8,400,643
MarineMax, Inc.(a)(b)	887	20,117
Monro, Inc.	2,222	31,319
Murphy USA, Inc.	1,233	446,938
National Vision Holdings, Inc.(a)	5,351	129,815
ODP Corp.(a)(b)	2,145	38,267
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
OneWater Marine, Inc., Class A(a)(b)	684	$ 10,493
O’Reilly Automotive, Inc.(a)	56,965	5,600,799
Penske Automotive Group, Inc.	1,283	214,787
Petco Health & Wellness Co., Inc.(a)	5,201	15,655
RealReal, Inc.(a)	6,755	35,531
Revolve Group, Inc., Class A(a)	2,911	60,403
RH(a)(b)	990	203,564
Ross Stores, Inc.	21,843	2,982,443
Sally Beauty Holdings, Inc.(a)(b)	7,155	69,690
Shoe Carnival, Inc.	744	15,222
Signet Jewelers Ltd.	2,786	220,373
Sleep Number Corp.(a)	1,237	9,067
Sonic Automotive, Inc., Class A	786	56,867
Stitch Fix, Inc., Class A(a)(b)	5,133	24,279
ThredUp, Inc., Class A(a)	9,059	74,827
TJX Cos., Inc.	74,891	9,326,176
Tractor Supply Co.	36,117	2,056,863
Ulta Beauty, Inc.(a)	3,040	1,565,630
Upbound Group, Inc.	3,756	77,505
Urban Outfitters, Inc.(a)	4,306	324,156
Valvoline, Inc.(a)	9,171	323,278
Victoria’s Secret & Co.(a)	5,589	105,073
Warby Parker, Inc., Class A(a)	7,251	173,661
Wayfair, Inc., Class A(a)	6,753	443,267
Williams-Sonoma, Inc.	8,023	1,500,702
Winmark Corp.	223	84,165
Zumiez, Inc.(a)(b)	980	13,436
		76,451,672
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	992,803	206,076,119
CompoSecure, Inc., Class A(a)	2,890	41,067
Corsair Gaming, Inc.(a)	2,367	21,445
Dell Technologies, Inc., Class C	21,498	2,852,570
Diebold Nixdorf, Inc.(a)	1,969	110,835
Eastman Kodak Co.(a)(b)	6,701	44,897
Hewlett Packard Enterprise Co.	88,491	1,830,879
HP, Inc.	63,585	1,576,908
Immersion Corp.	1,222	8,517
IonQ, Inc.(a)(b)	15,915	634,531
NetApp, Inc.	13,456	1,401,173
Pure Storage, Inc., Class A(a)	21,079	1,254,622
Quantum Computing, Inc.(a)(b)	7,944	117,889
Sandisk Corp.(a)	9,107	390,872
Super Micro Computer, Inc.(a)(b)	34,765	2,050,092
Turtle Beach Corp.(a)(b)	776	11,283
Western Digital Corp.	23,430	1,843,707
Xerox Holdings Corp.	8,090	32,764
		220,300,170
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)	10,105	379,342
Birkenstock Holding PLC(a)	3,587	179,673
Capri Holdings Ltd.(a)	7,359	133,860
Carter’s, Inc.	2,358	57,158
Columbia Sportswear Co.	2,057	116,364
Crocs, Inc.(a)(b)	3,586	357,632
Deckers Outdoor Corp.(a)	9,953	1,056,710
Ermenegildo Zegna NV	4,497	36,156
Figs, Inc., Class A(a)(b)	8,730	56,745
G-III Apparel Group Ltd.(a)	2,509	59,212
Hanesbrands, Inc.(a)	26,900	110,021
Kontoor Brands, Inc.	3,741	208,224
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc.(a)	7,121	$ 1,427,974
Movado Group, Inc.	1,241	19,248
NIKE, Inc., Class B	78,129	5,835,455
On Holding AG, Class A(a)	14,831	720,342
Oxford Industries, Inc.	1,115	42,571
PVH Corp.	3,815	280,097
Ralph Lauren Corp., Class A	2,572	768,385
Rocky Brands, Inc.	309	8,083
Skechers USA, Inc., Class A(a)	8,886	562,040
Steven Madden Ltd.	4,857	116,592
Superior Group of Cos., Inc.	2,443	23,575
Tapestry, Inc.	14,010	1,513,500
Under Armour, Inc., Class A(a)	11,440	75,962
Under Armour, Inc., Class C(a)	12,665	79,790
VF Corp.	24,444	286,484
Wolverine World Wide, Inc.	6,004	135,570
		14,646,765
Tobacco — 0.6%
Altria Group, Inc.	113,713	7,043,383
Philip Morris International, Inc.	104,745	17,183,417
Turning Point Brands, Inc.	1,352	112,135
Universal Corp.	1,429	77,838
		24,416,773
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	6,878	381,041
Alta Equipment Group, Inc., Class A	2,017	15,652
Applied Industrial Technologies, Inc.	2,577	699,656
BlueLinx Holdings, Inc.(a)	421	30,847
Boise Cascade Co.	2,660	222,935
Core & Main, Inc., Class A(a)	12,684	807,210
Custom Truck One Source, Inc.(a)	2,724	16,862
Distribution Solutions Group, Inc.(a)(b)	564	16,903
DNOW, Inc.(a)	6,770	105,341
DXP Enterprises, Inc.(a)	1,165	131,948
Fastenal Co.	77,597	3,579,550
Ferguson Enterprises, Inc.	13,096	2,924,730
FTAI Aviation Ltd.	6,981	960,655
GATX Corp.	2,427	370,579
Global Industrial Co.	1,009	34,367
GMS, Inc.(a)	2,574	282,213
Herc Holdings, Inc.	2,230	260,486
Hudson Technologies, Inc.(a)	2,482	23,306
McGrath RentCorp	1,530	190,929
MRC Global, Inc.(a)	6,858	100,675
MSC Industrial Direct Co., Inc., Class A	3,328	288,271
NPK International, Inc.(a)	8,823	79,584
QXO, Inc.(a)	34,696	696,002
Rush Enterprises, Inc., Class A	4,246	229,878
Rush Enterprises, Inc., Class B	598	32,477
SiteOne Landscape Supply, Inc.(a)(b)	3,012	415,144
Titan Machinery, Inc.(a)	1,169	22,585
Transcat, Inc.(a)	682	52,125
United Rentals, Inc.	4,326	3,819,598
Watsco, Inc.	2,354	1,061,372
WESCO International, Inc.	3,217	665,790
Willis Lease Finance Corp.	295	41,766
WW Grainger, Inc.	2,982	3,099,908
Xometry, Inc., Class A(a)	3,713	120,078
		21,780,463
Water Utilities — 0.1%
American States Water Co.	2,476	182,209

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities (continued)
American Water Works Co., Inc.	13,178	$ 1,848,083
California Water Service Group	4,461	202,842
Consolidated Water Co. Ltd.	1,168	33,977
Essential Utilities, Inc.	18,660	686,688
Global Water Resources, Inc.	881	8,413
H2O America	2,859	138,061
Middlesex Water Co.	1,348	69,557
Pure Cycle Corp.(a)	1,623	15,905
York Water Co.	673	20,365
		3,206,100
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)(b)	3,467	54,987
Millicom International Cellular SA	6,700	269,005
Spok Holdings, Inc.	1,840	33,745
Telephone and Data Systems, Inc.	6,742	263,208
T-Mobile U.S., Inc.	30,493	7,269,836
		7,890,781
Total Common Stocks — 99.1% (Cost: $2,064,022,291)		4,108,133,548
Investment Companies
Equity Funds — 0.5%
iShares Russell 3000 ETF(c)	56,736	20,365,955
Total Investment Companies — 0.5% (Cost: $19,467,674)		20,365,955
Rights
Biotechnology — 0.0%
AstraZeneca, CVR	890	276
Chinook Therapeutics, CVR(d)	3,836	614
Contra Aduro Biotech I, CVR(d)	400	192
Inhibrx, Inc., CVR(d)	2,243	2,579
		3,661
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp., (Expires 08/20/25, Strike Price USD 5.30)(b)(d)	2,087	—
Total Rights — 0.0% (Cost: $1,734)		3,661
Security	Shares	Value
Warrants
Electrical Equipment — 0.0%
Enovix Corp., (Expires 10/01/26, Strike Price USD 10.50)(a)(b)	1,291	$ 6,029
Total Warrants — 0.0% (Cost: $3,820)		6,029
Total Long-Term Investments — 99.6% (Cost: $2,083,495,519)		4,128,509,193
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(e)(f)	53,173,635	53,194,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(e)	12,631,359	12,631,359
Total Short-Term Securities — 1.6% (Cost: $65,826,263)		65,826,263
Total Investments — 101.2% (Cost: $2,149,321,782)		4,194,335,456
Liabilities in Excess of Other Assets — (1.2)%		(50,723,639)
Net Assets — 100.0%		$ 4,143,611,817

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 42,555,011	$ 10,643,452 (a)	$ —	$ (172)	$ (3,387)	$ 53,194,904	53,173,635	$ 260,517 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,163,410	—	(13,532,051)(a)	—	—	12,631,359	12,631,359	711,998	—
BlackRock, Inc.	8,474,879	641,083	—	—	2,290,319	11,406,281	10,313	203,262	—
iShares Russell 3000 ETF	14,946,598	196,986,430	(192,593,247)	117,605	908,569	20,365,955	56,736	274,548	—
				$ 117,433	$ 3,195,501	$ 97,598,499		$ 1,450,325	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	14	09/19/25	$ 1,554	$ (21,308)
S&P 500 E-Mini Index	41	09/19/25	13,067	142,138
				$ 120,830
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 142,138	$ —	$ —	$ —	$ 142,138
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 21,308	$ —	$ —	$ —	$ 21,308

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (370,041)	$ —	$ —	$ —	$ (370,041)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 103,960	$ —	$ —	$ —	$ 103,960

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total U.S. Stock Market Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,197,934
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,108,133,548	$ —	$ —	$ 4,108,133,548
Investment Companies	20,365,955	—	—	20,365,955
Rights	—	276	3,385	3,661
Warrants	6,029	—	—	6,029
Short-Term Securities
Money Market Funds	65,826,263	—	—	65,826,263
	$4,194,331,795	$276	$3,385	$4,194,335,456
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 142,138	$ —	$ —	$ 142,138
Liabilities
Equity Contracts	(21,308)	—	—	(21,308)
	$120,830	$—	$—	$120,830

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
July 31, 2025

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,130,269,443	$ 982,424,661	$ 4,096,736,957
Investments, at value — affiliated(c)	90,235,473	94,708,329	97,598,499
Cash	809	—	—
Cash pledged for futures contracts	1,347,000	312,000	990,000
Receivables:
Investments sold	—	76	—
Securities lending income — affiliated	21,356	74,622	31,920
Capital shares sold	3,034,564	705,734	2,337,183
Dividends — unaffiliated	882,879	253,235	2,066,519
Dividends — affiliated	40,111	17,672	43,731
Prepaid expenses	38,289	45,430	53,300
Total assets	2,225,869,924	1,078,541,759	4,199,858,109
LIABILITIES
Bank overdraft	—	398,784	—
Collateral on securities loaned	60,731,945	83,434,458	53,185,199
Payables:
Investments purchased	202,196	—	—
Accounting services fees	3,008	3,008	3,009
Capital shares redeemed	3,364,395	205,389	2,643,288
Custodian fees	12,976	23,971	22,007
Investment advisory fees	35,965	5,224	34,178
Trustees’ and Officer’s fees	3,036	2,015	3,758
Other accrued expenses	27,861	31,478	42,746
Professional fees	41,578	38,459	45,498
Service fees	38,523	22,020	62,964
Transfer agent fees	187,551	59,998	143,634
Variation margin on futures contracts	156,877	44,199	60,011
Total liabilities	64,805,911	84,269,003	56,246,292
Commitments and contingent liabilities
NET ASSETS	$ 2,161,064,013	$ 994,272,756	$ 4,143,611,817
NET ASSETS CONSIST OF
Paid-in capital	$ 1,355,728,029	$ 836,695,416	$ 2,152,565,014
Accumulated earnings	805,335,984	157,577,340	1,991,046,803
NET ASSETS	$ 2,161,064,013	$ 994,272,756	$ 4,143,611,817
(a) Investments, at cost—unaffiliated	$1,393,265,108	$825,752,540	$2,058,263,805
(b) Securities loaned, at value	$59,269,035	$80,644,202	$51,527,963
(c) Investments, at cost—affiliated	$89,488,705	$94,619,156	$91,057,977

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
July 31, 2025

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 188,543,806	$ 149,290,537	$ 211,409,502
Shares outstanding	12,014,112	8,718,819	7,334,098
Net asset value	$ 15.69	$ 17.12	$ 28.83
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
Investor A
Net assets	$ 182,825,289	$ 102,078,262	$ 300,144,120
Shares outstanding	11,704,757	5,973,248	10,429,344
Net asset value	$ 15.62	$ 17.09	$ 28.78
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
Class K
Net assets	$ 1,789,694,918	$ 742,903,957	$ 3,632,058,195
Shares outstanding	113,757,126	43,388,440	126,005,111
Net asset value	$ 15.73	$ 17.12	$ 28.82
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended July 31, 2025

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$32,157,248	$11,109,731	$48,484,652
Dividends — affiliated	724,376	267,879	1,189,808
Interest — unaffiliated	36,154	11,898	45,583
Securities lending income — affiliated — net	227,347	426,105	260,517
Other income — unaffiliated	8,021	—	3,158
Foreign taxes withheld	(17,059)	(18,065)	(11,999)
Total investment income	33,136,087	11,797,548	49,971,719
EXPENSES
Service — class specific	434,157	253,056	705,140
Investment advisory	409,213	235,910	379,418
Transfer agent — class specific	376,618	203,782	321,722
Professional	73,648	89,670	71,208
Registration	73,407	63,941	75,023
Custodian	47,207	50,208	75,201
Printing and postage	35,901	33,098	33,823
Trustees and Officer	24,202	13,710	38,637
Accounting services	9,025	9,025	9,025
Miscellaneous	42,291	54,640	84,501
Total expenses excluding interest expense	1,525,669	1,007,040	1,793,698
Interest expense — unaffiliated	7,603	746	5,037
Total expenses	1,533,272	1,007,786	1,798,735
Less:
Fees waived and/or reimbursed by the Manager	(10,580)	(35,808)	(12,995)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	(51,464)	(9,214)
Total expenses after fees waived and/or reimbursed	1,522,692	920,514	1,776,526
Net investment income	31,613,395	10,877,034	48,195,193
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	96,035,627	12,369,341	(1,059,122)
Investments — affiliated	134,813	1,530,594	117,433
Futures contracts	(178,041)	254,917	(370,041)
	95,992,399	14,154,852	(1,311,730)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	103,879,204	11,417,921	511,634,269
Investments — affiliated	101,418	(559,064)	3,195,501
Futures contracts	(368,783)	(68,788)	103,960
	103,611,839	10,790,069	514,933,730
Net realized and unrealized gain	199,604,238	24,944,921	513,622,000
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$231,217,633	$35,821,955	$561,817,193
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$31,613,395	$28,259,403	$10,877,034	$7,639,694
Net realized gain	95,992,399	98,914,797	14,154,852	13,876,830
Net change in unrealized appreciation (depreciation)	103,611,839	115,876,146	10,790,069	52,132,928
Net increase in net assets resulting from operations	231,217,633	243,050,346	35,821,955	73,649,452
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(11,788,486)	(6,241,966)	(3,490,609)	(2,132,677)
Investor A	(10,489,960)	(4,204,302)	(2,004,437)	(1,087,710)
Class K	(106,231,761)	(44,827,668)	(12,225,787)	(4,566,506)
Decrease in net assets resulting from distributions to shareholders	(128,510,207)	(55,273,936)	(17,720,833)	(7,786,893)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	62,024,633	89,605,599	376,348,464	(7,608,941)
NET ASSETS
Total increase in net assets	164,732,059	277,382,009	394,449,586	58,253,618
Beginning of year	1,996,331,954	1,718,949,945	599,823,170	541,569,552
End of year	$2,161,064,013	$1,996,331,954	$994,272,756	$599,823,170

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares Total U.S. Stock Market Index Fund
	Year Ended 07/31/25	Year Ended 07/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$48,195,193	$43,296,124
Net realized gain (loss)	(1,311,730)	6,403,911
Net change in unrealized appreciation (depreciation)	514,933,730	547,316,004
Net increase in net assets resulting from operations	561,817,193	597,016,039
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,358,887)	(1,781,258)
Investor A	(3,028,538)	(2,536,272)
Class K	(45,289,368)	(38,984,115)
Decrease in net assets resulting from distributions to shareholders	(50,676,793)	(43,301,645)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	94,204,213	105,484,636
NET ASSETS
Total increase in net assets	605,344,613	659,199,030
Beginning of year	3,538,267,204	2,879,068,174
End of year	$4,143,611,817	$3,538,267,204

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund
	Institutional
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of year	$14.92	$13.54	$12.89	$14.91	$10.75
Net investment income(a)	0.23	0.21	0.20	0.18	0.15
Net realized and unrealized gain (loss)	1.51	1.59	0.88	(1.58)	4.35
Net increase (decrease) from investment operations	1.74	1.80	1.08	(1.40)	4.50
Distributions(b)
From net investment income	(0.24)	(0.21)	(0.20)	(0.17)	(0.15)
From net realized gain	(0.73)	(0.21)	(0.23)	(0.45)	(0.19)
Total distributions	(0.97)	(0.42)	(0.43)	(0.62)	(0.34)
Net asset value, end of year	$15.69	$14.92	$13.54	$12.89	$14.91
Total Return(c)
Based on net asset value	11.85%	13.63%	8.72%	(9.76)%	42.43%
Ratios to Average Net Assets(d)
Total expenses	0.10%	0.09%	0.10%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	1.53%	1.55%	1.59%	1.28%	1.18%
Supplemental Data
Net assets, end of year (000)	$188,544	$216,980	$178,582	$216,281	$195,340
Portfolio turnover rate	17%	26%	20%	28%	24%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Investor A
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of year	$14.85	$13.48	$12.84	$14.85	$10.71
Net investment income(a)	0.19	0.18	0.16	0.14	0.11
Net realized and unrealized gain (loss)	1.52	1.58	0.88	(1.56)	4.34
Net increase (decrease) from investment operations	1.71	1.76	1.04	(1.42)	4.45
Distributions(b)
From net investment income	(0.21)	(0.18)	(0.17)	(0.14)	(0.12)
From net realized gain	(0.73)	(0.21)	(0.23)	(0.45)	(0.19)
Total distributions	(0.94)	(0.39)	(0.40)	(0.59)	(0.31)
Net asset value, end of year	$15.62	$14.85	$13.48	$12.84	$14.85
Total Return(c)
Based on net asset value	11.62%	13.31%	8.39%	(9.98)%	42.05%
Ratios to Average Net Assets(d)
Total expenses(e)	0.36%	0.36%	0.37%	0.36%	0.36%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.37%	0.36%	0.36%
Net investment income	1.26%	1.30%	1.29%	1.03%	0.87%
Supplemental Data
Net assets, end of year (000)	$182,825	$166,161	$151,708	$131,260	$136,579
Portfolio turnover rate	17%	26%	20%	28%	24%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	0.36%	0.36%
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Class K
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of year	$14.95	$13.57	$12.92	$14.94	$10.77
Net investment income(a)	0.24	0.22	0.20	0.19	0.15
Net realized and unrealized gain (loss)	1.52	1.59	0.89	(1.58)	4.37
Net increase (decrease) from investment operations	1.76	1.81	1.09	(1.39)	4.52
Distributions(b)
From net investment income	(0.25)	(0.22)	(0.21)	(0.18)	(0.16)
From net realized gain	(0.73)	(0.21)	(0.23)	(0.45)	(0.19)
Total distributions	(0.98)	(0.43)	(0.44)	(0.63)	(0.35)
Net asset value, end of year	$15.73	$14.95	$13.57	$12.92	$14.94
Total Return(c)
Based on net asset value	11.95%	13.66%	8.75%	(9.70)%	42.50%
Ratios to Average Net Assets(d)
Total expenses(e)	0.04%	0.04%	0.05%	0.05%	0.06%
Total expenses after fees waived and/or reimbursed	0.04%	0.04%	0.05%	0.05%	0.06%
Net investment income	1.58%	1.61%	1.62%	1.34%	1.18%
Supplemental Data
Net assets, end of year (000)	$1,789,695	$1,613,191	$1,388,660	$1,340,100	$1,396,125
Portfolio turnover rate	17%	26%	20%	28%	24%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	0.05%	0.05%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund
	Institutional
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of year	$16.79	$15.08	$14.63	$17.32	$12.17
Net investment income(a)	0.23	0.21	0.22	0.21	0.16
Net realized and unrealized gain (loss)	0.47	1.71	0.88	(2.08)	5.66
Net increase (decrease) from investment operations	0.70	1.92	1.10	(1.87)	5.82
Distributions(b)
From net investment income	(0.25)	(0.21)	(0.23)	(0.19)	(0.18)
From net realized gain	(0.12)	—	(0.42)	(0.63)	(0.49)
Total distributions	(0.37)	(0.21)	(0.65)	(0.82)	(0.67)
Net asset value, end of year	$17.12	$16.79	$15.08	$14.63	$17.32
Total Return(c)
Based on net asset value	4.19%	12.90%	8.02%	(11.32)%	48.81%
Ratios to Average Net Assets(d)
Total expenses(e)	0.12%	0.14%	0.13%	0.14%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%	0.13%	0.12%	0.12%	0.12%
Net investment income	1.40%	1.42%	1.59%	1.29%	1.02%
Supplemental Data
Net assets, end of year (000)	$149,291	$165,272	$141,351	$156,524	$161,409
Portfolio turnover rate	36%	43%	30%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	0.14%	N/A
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Investor A
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of year	$16.75	$15.05	$14.60	$17.29	$12.15
Net investment income(a)	0.19	0.17	0.18	0.17	0.13
Net realized and unrealized gain (loss)	0.48	1.70	0.89	(2.08)	5.65
Net increase (decrease) from investment operations	0.67	1.87	1.07	(1.91)	5.78
Distributions(b)
From net investment income	(0.21)	(0.17)	(0.20)	(0.15)	(0.15)
From net realized gain	(0.12)	—	(0.42)	(0.63)	(0.49)
Total distributions	(0.33)	(0.17)	(0.62)	(0.78)	(0.64)
Net asset value, end of year	$17.09	$16.75	$15.05	$14.60	$17.29
Total Return(c)
Based on net asset value	3.99%	12.57%	7.76%	(11.56)%	48.49%
Ratios to Average Net Assets(d)
Total expenses	0.39%	0.41%	0.41%	0.39%	0.38%
Total expenses after fees waived and/or reimbursed	0.37%	0.38%	0.37%	0.36%	0.34%
Net investment income	1.14%	1.16%	1.33%	1.06%	0.83%
Supplemental Data
Net assets, end of year (000)	$102,078	$104,303	$100,293	$100,734	$101,139
Portfolio turnover rate	36%	43%	30%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Class K
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of year	$16.79	$15.08	$14.63	$17.32	$12.17
Net investment income(a)	0.24	0.22	0.22	0.21	0.18
Net realized and unrealized gain (loss)	0.47	1.71	0.89	(2.07)	5.65
Net increase (decrease) from investment operations	0.71	1.93	1.11	(1.86)	5.83
Distributions(b)
From net investment income	(0.26)	(0.22)	(0.24)	(0.20)	(0.19)
From net realized gain	(0.12)	—	(0.42)	(0.63)	(0.49)
Total distributions	(0.38)	(0.22)	(0.66)	(0.83)	(0.68)
Net asset value, end of year	$17.12	$16.79	$15.08	$14.63	$17.32
Total Return(c)
Based on net asset value	4.24%	12.95%	8.07%	(11.28)%	48.88%
Ratios to Average Net Assets(d)
Total expenses	0.08%	0.10%	0.09%	0.10%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%	0.08%	0.07%	0.07%	0.07%
Net investment income	1.43%	1.49%	1.60%	1.34%	1.15%
Supplemental Data
Net assets, end of year (000)	$742,904	$330,248	$299,925	$212,591	$213,734
Portfolio turnover rate	36%	43%	30%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund
	Institutional
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of year	$25.26	$21.15	$19.07	$20.96	$15.31
Net investment income(a)	0.33	0.32	0.30	0.27	0.24
Net realized and unrealized gain (loss)	3.59	4.11	2.07	(1.79)	5.65
Net increase (decrease) from investment operations	3.92	4.43	2.37	(1.52)	5.89
Distributions(b)
From net investment income	(0.35)	(0.32)	(0.29)	(0.27)	(0.23)
From net realized gain	—	—	—	(0.10)	(0.01)
Total distributions	(0.35)	(0.32)	(0.29)	(0.37)	(0.24)
Net asset value, end of year	$28.83	$25.26	$21.15	$19.07	$20.96
Total Return(c)
Based on net asset value	15.64%	21.13%	12.65%	(7.37)%	38.73%
Ratios to Average Net Assets(d)
Total expenses(e)	0.06%	0.07%	0.07%	0.08%	0.08%
Total expenses after fees waived and/or reimbursed	0.06%	0.07%	0.07%	0.08%	0.08%
Net investment income	1.25%	1.41%	1.59%	1.32%	1.32%
Supplemental Data
Net assets, end of year (000)	$211,410	$148,779	$112,188	$132,762	$155,378
Portfolio turnover rate	8%	19%	20%	16%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	0.08%	0.08%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Investor A
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of year	$25.22	$21.12	$19.05	$20.93	$15.29
Net investment income(a)	0.26	0.26	0.25	0.22	0.20
Net realized and unrealized gain (loss)	3.58	4.10	2.06	(1.78)	5.64
Net increase (decrease) from investment operations	3.84	4.36	2.31	(1.56)	5.84
Distributions(b)
From net investment income	(0.28)	(0.26)	(0.24)	(0.22)	(0.19)
From net realized gain	—	—	—	(0.10)	(0.01)
Total distributions	(0.28)	(0.26)	(0.24)	(0.32)	(0.20)
Net asset value, end of year	$28.78	$25.22	$21.12	$19.05	$20.93
Total Return(c)
Based on net asset value	15.32%	20.80%	12.32%	(7.54)%	38.42%
Ratios to Average Net Assets(d)
Total expenses(e)	0.33%	0.34%	0.35%	0.32%	0.30%
Total expenses after fees waived and/or reimbursed	0.33%	0.33%	0.33%	0.31%	0.30%
Net investment income	0.99%	1.15%	1.32%	1.09%	1.11%
Supplemental Data
Net assets, end of year (000)	$300,144	$256,142	$196,798	$176,683	$166,601
Portfolio turnover rate	8%	19%	20%	16%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	0.32%	0.30%
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Class K
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of year	$25.26	$21.15	$19.07	$20.96	$15.31
Net investment income(a)	0.34	0.32	0.31	0.28	0.25
Net realized and unrealized gain (loss)	3.58	4.12	2.07	(1.79)	5.64
Net increase (decrease) from investment operations	3.92	4.44	2.38	(1.51)	5.89
Distributions(b)
From net investment income	(0.36)	(0.33)	(0.30)	(0.28)	(0.23)
From net realized gain	—	—	—	(0.10)	(0.01)
Total distributions	(0.36)	(0.33)	(0.30)	(0.38)	(0.24)
Net asset value, end of year	$28.82	$25.26	$21.15	$19.07	$20.96
Total Return(c)
Based on net asset value	15.63%	21.18%	12.70%	(7.32)%	38.79%
Ratios to Average Net Assets(d)
Total expenses(e)	0.02%	0.03%	0.02%	0.03%	0.03%
Total expenses after fees waived and/or reimbursed	0.02%	0.03%	0.02%	0.03%	0.03%
Net investment income	1.29%	1.45%	1.63%	1.36%	1.35%
Supplemental Data
Net assets, end of year (000)	$3,632,058	$3,133,346	$2,570,083	$2,215,506	$2,037,797
Portfolio turnover rate	8%	19%	20%	16%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	0.03%	0.03%
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
Notes to Financial Statements

Notes to Financial Statements  (continued)

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Mid-Cap Index
Barclays Capital, Inc.	$ 864,800	$ (864,800)	$ —	$ —
BNP Paribas SA	10,233,579	(10,233,579)	—	—
BofA Securities, Inc.	9,811,325	(9,811,325)	—	—
Citigroup Global Markets, Inc.	13,108,439	(13,108,439)	—	—
HSBC Bank PLC	1,687,561	(1,687,561)	—	—
Jefferies LLC	1,485,392	(1,485,392)	—	—
Mizuho Securities USA LLC	6,386	(6,386)	—	—
Morgan Stanley	12,838,789	(12,838,789)	—	—
National Financial Services LLC	2,768,633	(2,768,633)	—	—
RBC Capital Markets LLC	178,780	(178,780)	—	—
SG Americas Securities LLC	393,869	(393,869)	—	—
State Street Bank & Trust Co.	103	(103)	—	—
Toronto-Dominion Bank	33,118	(33,118)	—	—
UBS AG	240,368	(240,368)	—	—
UBS Securities LLC	234,570	(234,240)	—	330
Virtu Americas LLC	470,321	(470,321)	—	—
Wells Fargo Bank N.A.	2,513,161	(2,374,141)	—	139,020
Wells Fargo Securities LLC	2,399,841	(2,399,841)	—	—
	$ 59,269,035	$ (59,129,685)	$ —	$ 139,350
Small/Mid-Cap Index
BMO Capital Markets Corp.	$ 125,550	$ (125,550)	$ —	$ —
BNP Paribas SA	13,605,080	(13,605,080)	—	—
BofA Securities, Inc.	6,044,218	(6,044,218)	—	—
Citadel Clearing LLC	139,104	(139,104)	—	—
Citigroup Global Markets, Inc.	5,139,722	(5,139,722)	—	—
Goldman Sachs & Co. LLC	15,520,432	(15,520,432)	—	—
HSBC Bank PLC	158,462	(158,462)	—	—
ING Financial Markets LLC	215,567	(215,567)	—	—
J.P. Morgan Securities LLC	13,823,928	(13,823,928)	—	—
Jefferies LLC	1,051,679	(1,051,679)	—	—
Morgan Stanley	13,902,167	(13,902,167)	—	—
National Financial Services LLC	3,845,564	(3,845,564)	—	—
Nomura Securities International, Inc.	18,540	(18,540)	—	—
RBC Capital Markets LLC	19,260	(19,260)	—	—
Scotia Capital (USA), Inc.	71,815	(71,815)	—	—
SG Americas Securities LLC	193,149	(193,149)	—	—
State Street Bank & Trust Co.	1,973,569	(1,973,569)	—	—
Toronto-Dominion Bank	1,334,597	(1,334,597)	—	—
UBS AG	1,962,022	(1,962,022)	—	—
UBS Securities LLC	24	(24)	—	—
Virtu Americas LLC	2,718	(2,700)	—	18
Wells Fargo Bank N.A.	399,222	(399,222)	—	—
Wells Fargo Securities LLC	1,097,813	(1,097,813)	—	—
	$ 80,644,202	$ (80,644,184)	$ —	$ 18
Total U.S. Stock Market Index
BMO Capital Markets Corp.	$ 54,007	$ (54,007)	$ —	$ —
BNP Paribas SA	5,102,724	(5,102,724)	—	—
BofA Securities, Inc.	4,916,680	(4,916,680)	—	—
Citadel Clearing LLC	84,229	(84,229)	—	—
Citigroup Global Markets, Inc.	4,801,908	(4,801,908)	—	—
Goldman Sachs & Co. LLC	5,974,083	(5,974,083)	—	—
HSBC Bank PLC	27,331	(27,331)	—	—
ING Financial Markets LLC	48,100	(48,100)	—	—
J.P. Morgan Securities LLC	14,001,576	(14,001,576)	—	—
Jefferies LLC	1,122,016	(1,122,016)	—	—
Morgan Stanley	6,534,543	(6,534,543)	—	—
National Financial Services LLC	574,867	(574,867)	—	—
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Total U.S. Stock Market Index (continued)
Nomura Securities International, Inc.	$ 10,473	$ (10,473)	$ —	$ —
SG Americas Securities LLC	2,281,791	(2,281,791)	—	—
State Street Bank & Trust Co.	974,286	(974,286)	—	—
Toronto-Dominion Bank	715,369	(715,369)	—	—
UBS AG	1,597,640	(1,597,640)	—	—
UBS Securities LLC	1,616,140	(1,616,140)	—	—
Virtu Americas LLC	13,062	(13,062)	—	—
Wells Fargo Bank N.A.	241,467	(241,467)	—	—
Wells Fargo Securities LLC	835,671	(835,671)	—	—
	$ 51,527,963	$ (51,527,963)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2025. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Fund Name	Investment Advisory Fees
Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees
Investor A	0.25%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended July 31, 2025, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A
Mid-Cap Index	$ 434,157
Small/Mid-Cap Index	253,056
Total U.S. Stock Market Index	705,140
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended July 31, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ 1,003	$ 8,638	$ 8,842	$ 18,483
Small/Mid-Cap Index	392	6,649	4,983	12,024
Total U.S. Stock Market Index	747	13,735	9,876	24,358
For the year ended July 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ 113,183	$ 126,157	$ 137,278	$ 376,618
Small/Mid-Cap Index	76,014	71,340	56,428	203,782
Total U.S. Stock Market Index	68,097	167,861	85,764	321,722
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 7,332
Small/Mid-Cap Index	2,702
Total U.S. Stock Market Index	10,795
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 3,248
Small/Mid-Cap Index	2,710
Total U.S. Stock Market Index	2,200
Notes to Financial Statements

Notes to Financial Statements  (continued)

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Class K
Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended July 31, 2025, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Small/Mid-Cap Index	$ 30,396
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the year ended July 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Small/Mid-Cap Index	$ 921	$ 16,360	$ 34,183	$ 51,464
Total U.S. Stock Market Index	—	9,214	—	9,214
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, each Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended July 31, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Mid-Cap Index	$ 74,170
Small/Mid-Cap Index	124,591
Total U.S. Stock Market Index	80,583

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.  The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Mid-Cap Index	$50,650,704	$22,799,822	$(4,667,476)
Small/Mid-Cap Index	32,595,041	22,697,976	8,049,210
Total U.S. Stock Market Index	57,811,386	34,024,741	(486,682)
7.
 PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Mid-Cap Index	$ 345,208,389	$ 389,779,085
Small/Mid-Cap Index	651,305,055	284,002,533
Total U.S. Stock Market Index	425,572,372	320,104,015
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 07/31/25	Year Ended 07/31/24
Mid-Cap Index
Ordinary income	$ 37,601,402	$ 28,215,203
Long-term capital gains	90,908,805	27,058,733
	$ 128,510,207	$ 55,273,936
Small/Mid-Cap Index
Ordinary income	$ 14,026,504	$ 7,786,893
Long-term capital gains	3,694,329	—
	$ 17,720,833	$ 7,786,893
Total U.S. Stock Market Index
Ordinary income	$ 50,676,793	$ 43,301,645
Notes to Financial Statements

Notes to Financial Statements  (continued)

As of July 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Mid-Cap Index	$ 16,527,751	$ 75,477,683	$ —	$ 713,330,550	$ 805,335,984
Small/Mid-Cap Index	4,851,415	11,211,740	—	141,514,185	157,577,340
Total U.S. Stock Market Index	3,169,486	—	(28,841,939)	2,016,719,256	1,991,046,803

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, timing and recognition of partnership income, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, undistributed capital gains from underlying REIT investments and characterization of corporate actions.

As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Index	$ 1,507,154,426	$ 842,720,019	$ (129,369,529)	$ 713,350,490
Small/Mid-Cap Index	935,606,986	216,330,358	(74,804,354)	141,526,004
Total U.S. Stock Market Index	2,177,608,581	2,147,212,613	(130,485,738)	2,016,726,875
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended July 31, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Mid-Cap Index
Institutional
Shares sold	3,327,281	$ 49,688,154	6,984,603	$ 93,077,137
Shares issued in reinvestment of distributions	763,161	11,781,822	416,330	5,655,238
Shares redeemed	(6,621,011)	(98,226,158)	(6,044,492)	(83,079,550)
	(2,530,569)	$ (36,756,182)	1,356,441	$ 15,652,825
Investor A
Shares sold	3,408,226	$ 50,744,951	3,154,485	$ 42,944,611
Shares issued in reinvestment of distributions	681,751	10,489,208	311,079	4,203,626
Shares redeemed	(3,572,910)	(53,809,567)	(3,530,372)	(47,856,859)
	517,067	$ 7,424,592	(64,808)	$ (708,622)
Class K
Shares sold	29,167,269	$ 441,784,682	32,876,367	$ 447,160,830
Shares issued in reinvestment of distributions	6,859,576	106,139,458	3,286,800	44,735,942
Shares redeemed	(30,157,134)	(456,567,917)	(30,606,013)	(417,235,376)
	5,869,711	$ 91,356,223	5,557,154	$ 74,661,396
	3,856,209	$ 62,024,633	6,848,787	$ 89,605,599
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 07/31/25		Year Ended 07/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small/Mid-Cap Index
Institutional
Shares sold	1,382,107	$ 22,845,470	2,572,052	$ 37,181,241
Shares issued in reinvestment of distributions	199,792	3,436,071	142,345	2,123,188
Shares redeemed	(2,708,769)	(44,988,549)	(2,244,489)	(33,667,757)
	(1,126,870)	$ (18,707,008)	469,908	$ 5,636,672
Investor A
Shares sold	1,056,173	$ 17,467,966	1,212,692	$ 18,366,418
Shares issued in reinvestment of distributions	116,097	2,001,927	73,008	1,084,629
Shares redeemed	(1,424,481)	(23,857,534)	(1,725,039)	(25,729,085)
	(252,211)	$ (4,387,641)	(439,339)	$ (6,278,038)
Class K
Shares sold	29,703,671	$ 500,113,760	9,628,410	$ 143,143,158
Shares issued in reinvestment of distributions	706,775	12,136,290	304,095	4,529,350
Shares redeemed	(6,695,942)	(112,806,937)	(10,151,919)	(154,640,083)
	23,714,504	$ 399,443,113	(219,414)	$ (6,967,575)
	22,335,423	$ 376,348,464	(188,845)	$ (7,608,941)

	Year Ended 07/31/25		Year Ended 07/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Total U.S. Stock Market Index
Institutional
Shares sold	2,398,066	$ 64,141,815	1,479,691	$ 32,743,856
Shares issued in reinvestment of distributions	87,456	2,357,845	79,382	1,780,952
Shares redeemed	(1,040,808)	(27,450,755)	(973,335)	(21,678,520)
	1,444,714	$ 39,048,905	585,738	$ 12,846,288
Investor A
Shares sold	2,696,833	$ 70,393,954	2,574,897	$ 57,788,321
Shares issued in reinvestment of distributions	112,314	3,026,439	113,739	2,535,815
Shares redeemed	(2,534,699)	(68,539,699)	(1,850,583)	(42,086,831)
	274,448	$ 4,880,694	838,053	$ 18,237,305
Class K
Shares sold	21,501,497	$ 569,705,093	31,508,191	$ 729,429,424
Shares issued in reinvestment of distributions	1,671,169	44,995,973	1,733,924	38,735,535
Shares redeemed	(21,205,341)	(564,426,452)	(30,710,312)	(693,763,916)
	1,967,325	$ 50,274,614	2,531,803	$ 74,401,043
	3,686,487	$ 94,204,213	3,955,594	$ 105,484,636
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting BlackRock Funds, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
Fund Name	Qualified Dividend Income
Mid-Cap Index	$ 26,590,000
Small/Mid-Cap Index	8,352,883
Total U.S. Stock Market Index	45,527,474
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025:
Fund Name	Qualified Business Income
Mid-Cap Index	$ 4,325,267
Small/Mid-Cap Index	1,523,099
Total U.S. Stock Market Index	2,579,040
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Mid-Cap Index	$ 90,908,805
Small/Mid-Cap Index	3,694,329
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2025:
Fund Name	Federal Obligation Interest
Mid-Cap Index	$ 240,954
Small/Mid-Cap Index	78,889
Total U.S. Stock Market Index	344,697
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Mid-Cap Index	53.58%
Small/Mid-Cap Index	49.66
Total U.S. Stock Market Index	89.91
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2025:
Fund Name	Interest Dividends
Mid-Cap Index	$ 478,309
Small/Mid-Cap Index	160,154
Total U.S. Stock Market Index	726,935
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
Mid-Cap Index	$ 485,795	$ 4,534,221
Small/Mid-Cap Index	160,889	2,059,086
Total U.S. Stock Market Index	687,927	—

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Russell Mid-Cap Index Fund (“Mid-Cap Index Fund”), iShares Russell Small/Mid-Cap Index Fund (“Small/Mid-Cap Index Fund”) and iShares Total U.S. Stock Market Index Fund (“Total U.S. Stock Market Index Fund” and, together with Mid-Cap Index Fund and Small/Mid-Cap Index Fund, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of  certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting.  In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of each Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, Mid-Cap Index Fund’s net performance was within the tolerance range of its benchmark.
The Board noted that for the one-year period reported, each of Total U.S. Stock Market Index Fund’s and Small/Mid-Cap Index Fund’s net performance was above the tolerance range of its benchmark. The Board and BlackRock reviewed the pertinent Fund’s above tolerance performance relative to its benchmark over the period.
The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Mid-Cap Index Fund’s, Total U.S. Stock Market Index Fund’s and Small/Mid-Cap Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund, for a one-year term ending June 30, 2026.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

2025 BlackRock Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 23, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: September 23, 2025